UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5430
SSgA Funds
(Exact name of registrant as specified in charter)
909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)
J. David Griswold Vice President, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-5381
(Name and address of agent for service)

Registrant's telephone number, including area code:		253-439-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1 to May 31, 2005

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2005

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 32.9%
SSgA Bond Market Fund	2,864,403	29,389
Domestic Equities - 52.8%
SSgA Aggressive Equity Fund	3,436,731	18,043
SSgA Large Cap Growth Opportunities Fund	994,253	9,893
SSgA Large Cap Value Fund	744,293	8,105
SSgA S&P 500 Index Fund	565,876	11,136
		47,177
International Equities - 12.3%
SSgA International Growth Opportunities Fund	135,586	1,303
SSgA International Stock Selection Fund	992,940	9,632
		10,935
Short-Term Investments - 2.0%
SSgA Money Market Fund	1,766,988	1,767
Total Investments - 100.0%
(identified cost $78,670)		89,268
Other Assets and Liabilities, Net - 0.0%		14
Net Assets - 100.0%		89,282

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund

3

SSgA Life Solutions
Growth Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 13.0%
SSgA Bond Market Fund	641,139	6,578
Domestic Equities - 67.9%
SSgA Aggressive Equity Fund	2,532,321	13,295
SSgA Large Cap Growth Opportunities Fund	721,843	7,182
SSgA Large Cap Value Fund	564,302	6,145
SSgA S&P 500 Index Fund	399,502	7,862
SSgA Tuckerman Active REIT Fund	37	1
		34,485
International Equities - 17.1%
SSgA International Growth Opportunities Fund	78,845	758
SSgA International Stock Selection Fund	819,884	7,953
		8,711
Short-Term Investments - 2.0%
SSgA Money Market Fund	1,003,120	1,003
Total Investments - 100.0%
(identified cost $43,838)		50,777
Other Assets and Liabilities, Net - 0.0%		1
Net Assets - 100.0%		50,778

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund

4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 52.9%
SSgA Bond Market Fund	1,488,638	15,273
Domestic Equities - 37.7%
SSgA Aggressive Equity Fund	772,112	4,054
SSgA Large Cap Growth Opportunities Fund	235,987	2,348
SSgA Large Cap Value Fund	162,080	1,765
SSgA S&P 500 Index Fund	138,845	2,732
		10,899
International Equities - 7.4%
SSgA International Growth Opportunities Fund	44,294	426
SSgA International Stock Selection Fund	175,554	1,703
		2,129
Short-Term Investments - 1.9%
SSgA Money Market Fund	565,600	566
Total Investments - 99.9%
(identified cost $26,441)		28,867
Other Assets and Liabilities, Net - 0.1%		18
Net Assets - 100.0%		28,885

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income and Growth Fund

5

SSgA

Life Solutions Funds

Notes to Quarterly Report - May 31, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on three Funds, the SSgA Life Solutions Balanced Fund, Growth Fund and Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

	Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund		Growth Fund		Income and Growth Fund
Equities
US Equities	40	- 80%	60	- 100%	20	- 60%
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Special Equity Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap Fund
SSgA Directional Core Equity Fund
International Equities*	0	- 20%	0	- 25%	0	- 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
SSgA MSCI® EAFE® Index Fund
Bonds	20	- 60%	0	- 40%	40	- 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0	- 20%	0	- 20%	0	- 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Quarterly Report

6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Special Equity Fund

To maximize total return through investment in mid and small capitalization US equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM Shares Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity Fund

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Notes to Quarterly Report

7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA MSCI® EAFE® Index Fund

To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Notes to Quarterly Report

8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

Securities Transactions

Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of May 31, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$81,561,461	$28,985,722	$44,522,409
Gross Tax Unrealized Appreciation	7,706,523	231	6,254,432
Gross Tax Unrealized Depreciation	-	(118,871)	-
Net Tax Unrealized Appreciation (Depreciation)	$7,706,523	$(118,640)	$6,254,432

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of May 31, 2005, $3,335,708 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report

9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

10

LSQR-5/05

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2005

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Money Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 14.5%
American Express Credit Corp. (Ê)	64,000	3.100	06/24/05	64,002
American Express Credit Corp. (Ê)	50,000	3.130	12/19/05	50,022
American Honda Finance Corp. (Ê)	40,000	3.080	07/11/05	40,000
American Honda Finance Corp. (Ê)	60,000	3.210	05/12/06	60,000
AmSouth Bank NA (Ê)	25,000	3.195	01/20/06	25,010
Bank of America Corp. (Ê)	100,000	3.065	03/14/06	100,000
General Electric Capital Corp. (Ê)	85,000	3.190	06/09/06	85,000
General Electric Capital Corp. (Ê)	75,000	3.190	06/19/06	75,000
Goldman Sachs Group, Inc. (Ê)	30,000	3.190	02/13/06	30,000
Goldman Sachs Group, Inc. (Ê)	75,000	3.160	02/21/06	75,000
Goldman Sachs Group, Inc. (Ê)	50,000	3.160	02/23/06	50,000
HBOS Treasury Services PLC (Ê)	40,000	3.101	06/30/06	40,000
Marshall & Isley (Ê)	40,000	3.127	07/28/05	39,999
Merrill Lynch & Co., Inc. (Ê)	70,000	3.119	07/05/06	70,000
Morgan Stanley (Ê)	36,750	3.370	03/27/06	36,842
Morgan Stanley (Ê)	70,000	3.123	07/03/06	70,000
Morgan Stanley (Ê)	50,000	3.090	07/14/06	50,000
National City Bank Cleveland, Ohio (Ê)	100,000	3.041	12/29/05	99,986
National City Bank Cleveland, Ohio (Ê)	50,000	3.030	01/06/06	49,993
Northern Rock PLC (Ê)	65,000	3.091	05/01/06	65,000
Toyota Motor Credit (Ê)	50,000	3.060	04/24/06	50,000
Wells Fargo & Company (Ê)	32,000	3.030	03/03/06	32,039
Total Corporate Bonds and Notes (amortized cost $1,257,893)				1,257,893
Domestic Certificates of Deposit - 3.7%
American Express Centurion Bank	100,000	3.030	06/02/05	100,000
First Tennessee Bank NA	70,000	3.030	06/30/05	69,999
Washington Mutual Bank	50,000	3.040	06/27/05	50,000
Wells Fargo Bank NA	100,000	3.030	06/23/05	99,999
Total Domestic Certificates of Deposit (amortized cost $319,998)				319,998
Eurodollar Certificates of Deposit - 5.9%
Barclays Bank PLC	100,000	3.000	06/22/05	100,000
Barclays Bank PLC	110,000	3.035	06/27/05	110,000
Barclays Bank PLC	25,000	3.045	06/27/05	25,000
HBOS Treasury Services PLC	75,000	3.160	08/08/05	75,000
Royal Bank of Scotland	150,000	3.000	06/30/05	150,000
Societe Generale	55,000	3.280	09/12/05	54,996
Total Eurodollar Certificates of Deposit (amortized cost $514,996)				514,996
Domestic Commercial Paper - 19.6%
Amstel Funding Corp.	200,000	3.010	06/29/05	199,532
Atlantic Asset Securitization Corp.	22,783	3.030	06/15/05	22,756
CAFCO LLC	35,000	3.030	06/27/05	34,923
Falcon Asset Securitization Corp.	180,993	3.030	06/27/05	180,597

Money Market Fund

3

SSgA
Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Gemini Securitization Corp.	150,000	3.019	06/03/05	149,975
Gemini Securitization Corp.	76,289	3.030	06/23/05	76,148
General Electric Co.	50,000	3.030	06/30/05	49,878
Giro Balanced Funding Corp.	65,000	3.030	06/15/05	64,923
Giro Funding US Corp.	50,000	3.030	06/03/05	49,992
Giro Funding US Corp.	160,000	3.030	06/06/05	159,933
Govco Inc.	75,000	3.030	06/20/05	74,880
Grampian Funding Ltd.	150,000	3.260	09/20/05	148,492
Klio Funding Corp.	100,000	3.050	06/24/05	99,805
Morgan Stanley (Ê)	25,000	3.143	07/25/05	25,000
Park Granada LLC	72,271	3.050	06/06/05	72,240
Park Granada LLC	100,000	3.020	06/29/05	99,765
Saint Germain Holdings Ltd.	35,000	3.150	07/28/05	34,825
Sheffield Receivables Corp.	35,000	3.030	06/14/05	34,962
Thames Asset Global Securitization No.1	130,000	3.030	06/20/05	129,792
Total Domestic Commercial Paper (amortized cost $1,708,418)				1,708,418
Foreign Commercial Paper - 4.5%
ING U S Funding LLC	65,000	3.000	06/30/05	64,843
KBC Financial Products International Ltd.	150,000	3.150	07/28/05	149,257
Skandinaviska Enskilda (Ê)	60,000	3.060	01/17/06	60,000
Skandinaviska Enskilda (Ê)	20,000	3.060	01/19/06	20,000
Westpac Trust Securities NZ Ltd.	100,000	3.145	08/09/05	99,397
Total Foreign Commercial Paper (amortized cost $393,497)				393,497
Domestic Time Deposits - 2.3%
U.S. Bank NA	196,355	3.070	06/01/05	196,355
Total Domestic Time Deposits (amortized cost $196,355)				196,355
Yankee Certificates of Deposit - 25.5%
Banco Bilbao Vizcaya Argentaria	125,000	3.175	08/10/05	125,000
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	3.051	10/28/05	99,996
Bank of Nova Scotia (Ê)	100,000	3.090	11/23/05	100,019
BNP Paribas S.A.	100,000	3.180	08/09/05	100,001
BNP Paribas SA (Ê)	125,000	3.020	06/21/06	124,962
CIBC (Ê)	75,000	3.041	04/28/06	74,983
Credit Agricole Indosuez (Ê)	50,000	3.015	08/23/05	49,996
Credit Suisse First Boston	100,000	3.045	06/03/05	100,000
Den Danske Corp.	150,000	3.035	06/30/05	150,000
Deutsche Bank AG	150,000	3.040	06/27/05	150,000
HBOS Treasury Services PLC	100,000	3.045	06/30/05	100,000
HSBC Bank PLC	80,000	3.010	06/27/05	80,000
Lloyds TSB Bank PLC	120,000	3.000	06/27/05	120,000
Lloyds TSB Bank PLC (Ê)	100,000	2.986	04/03/06	99,958
Royal Bank of Scotland (Ê)	60,000	3.015	06/20/05	59,999
Societe Generale (Ê)	50,000	3.021	08/10/05	49,997

Money Market Fund

4

SSgA
Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Societe Generale (Ê)	135,000	3.014	03/02/06	134,976
Swedbank (Ê)	25,000	3.000	06/22/05	24,999
Swedbank (Ê)	50,000	3.130	07/29/05	49,999
Toronto Dominion Bank	200,000	3.010	06/24/05	200,001
UBS AG	100,000	3.030	06/24/05	100,000
UBS AG	125,000	2.995	06/30/05	125,000
Total Yankee Certificates of Deposit (amortized cost $2,219,886)				2,219,886
United States Government Agencies - 1.4%
Fannie Mae Discount Notes	71,540	3.245	10/19/05	70,637
Federal Home Loan Bank Discount Notes	50,000	3.030	08/05/05	49,726
Total United States Government Agencies (amortized cost $120,363)				120,363
Total Investments - 77.4% (amoritzed cost $6,731,406)				6,731,406

Repurchase Agreements - 22.7%
Agreement with ABN AMRO Bank and Bank of New York, Inc. (Tri-Party) of $110,000 acquired on May 31, 2005 at 3.113% to be repurchased at $110,010 on June 1, 2005, collateralized by: $98,679 par United States Corporate Obligations, valued at $112,200	110,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $114,000 acquired on May 31, 2005 at 3.050% to be repurchased at $114,010 on June 1, 2005, collateralized by: $117,807 par United States Government Agency Bonds and Notes, valued at $116,280	114,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $200,000 acquired on May 3, 2005 at 3.040% to be repurchased at $201,064 on June 30, 2005, collateralized by: $450,169 par United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $215,000 acquired on May 31, 2005 at 3.113% to be repurchased at $215,019 on June 1, 2005, collateralized by: $204,888 par United States Corporate Obligations, valued at $219,300	215,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $350,000 acquired on May 31, 2005 at 3.070% to be repurchased at $350,030 on June 1, 2005, collateralized by: $377,807 par United States Government Agency Mortgage Obligations, valued at $357,000	350,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $582,000 acquired on May 31, 2005 at 3.050% to be repurchased at $582,049 on June 1, 2005, collateralized by: $593,062 par United States Government Agency Bonds and Notes, valued at $593,641	582,000
Agreement with Lehman Brothers Inc. and Chase Securities (Tri-Party) of $75,000 acquired on May 31, 2005 at 3.103% to be repurchased at $75,006 on June 1, 2005, collateralized by: $76,719 par United States Municipal Obligations, valued at $76,503	75,000

Money Market Fund

5

SSgA
Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith Inc. and Chase Securities (Tri-Party) of $100,000 acquired on May 31, 2005, at 3.143% to be repurchased at $100,009 on June 1, 2005, collateralized by: $4,061 par United States Government Agency Bonds and Notes, valued at $105,050	100,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $26,000 acquired on May 31, 2005, at 3.070% to be repurchased at $26,002 on June 1, 2005, and an Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $200,000 acquired on May 3, 2005, at 3.040% to be repurchased at $201,064 on June 30, 2005, both collateralized by: $302,233 par United States Government Agency Mortgage Obligations, valued at $230,549	226,000
Total Repurchase Agreements (identified cost $1,972,000)	1,972,000
Total Investments and Repurchase Agreements - 100.1% (cost $8,703,406)(†)	8,703,406
Other Assets and Liabilities, Net - (0.1%)	(8,128)
Net Assets - 100.0%	8,695,278

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund

6

SSgA
US Government Money Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 56.0%
Fannie Mae (Ê)	150,000	2.983	08/29/05	149,980
Fannie Mae (Ê)	50,000	2.860	09/09/05	49,994
Fannie Mae Discount Notes	75,000	2.960	06/22/05	74,871
Fannie Mae Discount Notes	140,700	2.940	06/27/05	140,401
Federal Home Loan Bank (Ê)	90,000	2.980	10/03/05	89,987
Federal Home Loan Bank Discount Notes	100,000	3.030	08/05/05	99,453
Freddie Mac (Ê)	40,000	2.925	09/09/05	40,002
Freddie Mac (Ê)	85,000	3.184	11/07/05	84,995
Freddie Mac Discount Notes	36,802	2.950	06/21/05	36,742
Freddie Mac Discount Notes	75,000	2.970	06/28/05	74,833
Freddie Mac Discount Notes	160,000	2.940	06/30/05	159,621
Total United States Government Agencies (amortized cost $1,000,879)				1,000,879
Total Investments - 56.0% (amortized cost $1,000,879)				1,000,879

Repurchase Agreements - 44.1%
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on May 31, 2005 at 3.050% to be repurchased at $50,004 on June 1, 2005, collateralized by: $51,348 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Barclays and Bank of New York, Inc. (Tri-Party) of 350,000 acquired on May 31, 2005 at 3.050% to be repurchased at $350,030 on June 1, 2005, collateralized by: $358,763 par United States Government Agency Obligations, valued at $357,000	350,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of 39,895 acquired on May 31, 2005 at 3.070% to be repurchased at $39,898 on June 1, 2005, collateralized by: $41,175 par United States Government Agency Obligations, valued at $40,697	39,895
Agreement with UBS Securities and JP Morgan Chase & Co. (Tri-Party) of $350,000 acquired on Mary 31, 2005 at 3.050% to be repurchased at $350,030 on June 1, 2005, collateralized by: $354,074 par United States Government Agency Obligations, valued at $357,005	350,000
Total Repurchase Agreements (identified cost $789,895)	789,895
Total Investments and Repurchase Agreements - 100.1% (cost $1,790,774)(†)	1,790,774
Other Assets and Liabilities, Net - (0.1%)	(2,363)
Net Assets - 100.0%	1,788,411

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund

7

SSgA
Tax Free Money Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.6%
Alabama - 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	2.950	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	2.980	12/01/30	3,365
				11,560
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	2.970	07/01/22	2,250
Arizona - 0.9%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.950	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	2.980	12/01/22	2,400
				4,900
California - 6.1%
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	2.910	04/01/39	2,600
California Health Facilities Financing Authority Revenue Bonds, weekly demand (Ê)	5,000	2.890	12/01/17	5,000
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	11,600	2.990	12/01/28	11,600
California State Public Works Board Revenue Bonds, weekly demand (Ê)	1,865	2.990	12/01/11	1,865
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	2.900	12/15/30	3,500
San Juan Unified School District General Obligation Unlimited Notes	5,000	3.000	11/18/05	5,021
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	2.900	07/01/23	2,600
				32,186
Colorado - 3.7%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	6,000	2.900	11/01/23	6,000
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,585	3.030	10/01/30	1,585
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	4,290	2.930	12/01/29	4,290
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	2.970	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,255	2.970	09/01/18	1,255
El Paso County School District No. 11 Colorado Springs General Obligation Unlimited	1,000	5.500	12/01/05	1,017
				19,147
Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	2.850	07/01/29	2,500
Delaware - 0.7%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,600	2.950	12/01/15	3,600
District of Columbia - 2.1%
District of Columbia Certificate of Participation (µ)	1,000	5.000	01/01/06	1,015
District of Columbia General Obligation Unlimited	7,035	5.500	06/01/05	7,035
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	3.030	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.030	06/01/30	1,800
				11,080

Tax Free Money Market Fund

8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Florida - 1.5%
Collier County Health Facilities Authority Revenue Bonds, weekly demand (Ê)	1,400	2.970	01/01/35	1,400
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	2.960	01/01/16	2,410
Florida State Board Education Revenue Bonds, annual demand (Ê)(µ)	1,500	3.000	07/01/17	1,500
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	2,545	2.050	12/15/09	2,545
				7,855
Georgia - 2.0%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.960	01/01/19	2,300
Georgia Municipal Gas Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	2.980	11/01/07	5,000
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)	3,000	2.940	01/01/22	3,000
				10,300
Idaho - 0.8%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	3.080	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.080	07/01/33	2,500
				4,200
Illinois - 6.3%
Cook County Community College District No. 508 Revenue Bonds (µ)	3,620	7.700	12/01/05	3,719
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.010	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.010	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	13,800	2.930	12/01/34	13,800
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.970	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.970	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,400	2.980	08/01/26	1,400
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,220	2.970	07/01/28	2,220
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	460	3.010	03/01/06	460
Metropolitan Pier & Exposition Authority Revenue Bonds	500	6.500	06/01/05	500
				33,249
Indiana - 3.3%
Indiana Bond Bank Revenue Notes	15,000	3.250	01/26/06	15,091
Petersburg Indiana Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.980	01/01/23	2,000
				17,091
Kentucky - 1.3%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.050	07/01/28	1,200
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,400	2.950	05/15/23	5,400
				6,600
Louisiana - 2.1%
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly demand (Ê)	420	3.040	12/01/13	420
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)	10,500	3.070	05/15/30	10,500
				10,920
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,300	3.160	07/01/12	1,300

Tax Free Money Market Fund

9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Maryland - 3.8%
Maryland State Health & Higher Education Series A	13,000	2.850	07/06/05	13,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.950	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	2.970	06/01/30	3,000
				20,000
Massachusetts - 4.7%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.000	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	100	2.930	01/01/19	100
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	9,495	1.700	01/01/26	9,495
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	5,800	2.930	07/01/29	5,800
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	2.950	04/01/28	655
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	2.950	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	2.940	06/15/33	5,800
				24,550
Michigan - 4.8%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	2.970	12/01/14	1,500
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	2.990	09/01/36	2,700
Michigan Municipal Bond Authority Revenue Notes	3,500	3.000	08/19/05	3,511
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.970	06/01/30	2,000
State of Michigan General Obligation Unlimited Notes	5,000	3.500	09/30/05	5,024
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	8,100	2.950	09/15/08	8,100
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.950	09/15/09	2,500
				25,335
Minnesota - 1.3%
Fridley Independent School District No. 14 General Obligation Unlimited Notes	5,000	2.750	09/30/05	5,019
State of Minnesota General Obligation Unlimited	2,000	5.000	10/01/05	2,019
				7,038
Missouri - 0.3%
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,690	2.980	02/15/34	1,690
Montana - 0.4%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.960	12/01/14	1,900
Nevada - 1.3%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,490	2.940	07/01/12	2,490
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,175	3.000	10/01/30	1,175

Tax Free Money Market Fund

10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.000	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.000	10/15/33	1,900
				6,765
New Hampshire - 1.2%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.970	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	2.980	06/01/32	4,500
				6,400
New Jersey - 3.1%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	2.930	07/01/26	800
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	4,525	3.010	10/01/10	4,525
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	10,820	2.990	01/01/22	10,820
				16,145
New Mexico - 3.5%
New Mexico State Highway Commission Revenue Bonds	8,245	5.000	06/15/05	8,256
State of New Mexico Revenue Notes	10,000	3.000	06/30/05	10,009
				18,265
New York - 12.3%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.920	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	2.920	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.950	02/15/16	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	2.970	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,500	2.940	03/01/34	2,500
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.940	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,435	2.930	11/01/22	4,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	5,195	2.940	11/01/22	5,195
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,400	2.950	11/01/22	3,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	2.940	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.030	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	17,400	2.920	04/01/22	17,400
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)	4,300	2.910	04/01/24	4,300
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	500	3.030	02/15/08	500
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,000	2.990	05/15/33	2,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	2.980	11/15/33	7,200
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,475	2.940	01/01/31	2,475
				64,665
North Carolina - 1.7%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,100	2.940	07/01/16	2,100
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	6,010	2.940	07/01/29	6,010
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	2.950	05/01/21	1,000
				9,110
Ohio - 1.7%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	7,100	2.990	06/01/16	7,100
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,000	2.950	08/01/21	2,000
				9,100

Tax Free Money Market Fund

11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Oklahoma - 1.0%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	2.990	08/01/18	5,000
Pennsylvania - 5.8%
Allegheny County Hospital Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,400	2.960	03/01/20	3,400
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.990	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	2.990	06/01/29	1,700
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (æ)	2,350	5.750	01/01/22	2,417
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	20,200	2.980	07/01/25	20,199
				30,216
Puerto Rico - 1.2%
Puerto Rico Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	6,390	3.010	12/01/28	6,390
South Carolina - 0.5%
Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,205	2.940	01/01/23	1,205
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,470	2.940	02/15/28	1,470
				2,675
Tennessee - 1.3%
City of Memphis Revenue Bonds, annual demand (Ê)(µ)	2,995	3.000	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	2.970	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.100	01/01/30	3,095
				6,840
Texas - 10.5%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	2.960	12/01/14	1,400
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/06	1,019
City of San Antonio Texas Revenue Bonds	1,500	6.375	02/01/06	1,535
Harris County Health Facilities Development Authority Revenue Bonds, weekly demand (Ê)	88	2.980	02/15/31	88
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,075	2.980	09/01/31	1,075
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	6,500	2.980	12/01/32	6,500
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	2.140	02/15/17	1,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	2.970	01/01/16	1,200
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	2.970	01/01/23	3,300
Northside Independent School District General Obligation Unlimited, annual demand (Ê)	3,825	1.670	06/15/33	3,825
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.000	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.000	08/01/21	1,400

Tax Free Money Market Fund

12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,025	2.940	12/01/16	4,025
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	2.990	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,180	2.990	06/01/34	4,180
State of Texas Notes	13,000	3.000	08/31/05	13,030
Strategic Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	5,000	3.120	01/01/10	5,000
Weatherford Independent School District General Obligation Unlimited, annual demand (Ê)	1,000	2.500	02/01/35	1,000
				54,877
Utah - 1.8%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.030	08/01/31	1,750
State of Utah General Obligation Unlimited	1,775	4.500	07/01/05	1,779
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.080	07/01/33	6,000
				9,529
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.000	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	2.990	06/15/26	1,500
Washington - 1.2%
City of Seattle Washington Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.930	03/01/32	2,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,145	3.010	08/01/26	4,145
				6,145
West Virginia - 0.6%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.000	12/01/25	3,000
Wisconsin - 1.0%
University Hospitals & Clinics Authority Revenue Bonds, weekly demand (Ê)(µ)	2,100	2.970	04/01/26	2,100
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	2.980	09/01/33	3,000
				5,100
Total Short-Term Tax-Exempt Obligations (cost $522,173)				522,173
Total Investments - 99.6% (identified cost $522,173)(†)				522,173
Other Assets and Liabilities, Net - 0.4%				2,067
Net Assets - 100.0%				524,240

Tax Free Money Market Fund

13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Quality Ratings as a % of Value

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value

General Obligation	25%
Healthcare Revenue	17
Housing Revenue	12
Education Revenue	10
Utility Revenue	7
Electricity & Power Revenue	6
Transportation Revenue	6
Bond Bank	4
Industrial Revenue/Pollution Control Revenue	4
Public Agency	4
Airport Revenue	3
Other	1
Student Loan Revenue	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

14

SSgA
Money Market Funds

Notes to Schedules of Investments - May 31, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments

15

SSgA

Money Market Funds

Notes to Quarterly Reports - May 31, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on three of the SSgA Funds, the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified time with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of May 31, 2005, $3,335,708 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Reports

16

SSgA
Money Market Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

17

MMQR-5/05

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2005

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
US Treasury Money Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 9.8%
United States Treasury Bills	150,000	2.600	06/09/05	149,913
Total United States Treasury (amortized cost $149,913)				149,913
Total Investments - 9.8% (amortized cost $149,913)				149,913

Repurchase Agreements - 90.4%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $61,881 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.960% to be repurchased at $60,005 on June 1, 2005, collateralized by: $58,107 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with BNP Paribas Securities Corp. and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $61,400 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with Countrywide Funding and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $54,576 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with Credit Suisse First Boston and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $43,834 par United States Treasury Obligations, valued at $61,204	60,000
Agreement with Deutsche Bank AG and Bank of New York, Inc. (Tri-Party) of $300,000 acquired on May 31, 2005 at 2.970% to be repurchased at $300,025 on June 1, 2005, collateralized by: $278,074 par United States Treasury Obligations, valued at $306,001	300,000
Agreement with Greenwich Capital Markets and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.960% to be repurchased at $60,005 on June 1, 2005, collateralized by: $74,543 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with HSBC Securities, Inc. and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $61,019 par United States Treasury Obligations, valued at $62,204	60,000
Agreement with JP Morgan Chase & Co. and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.960% to be repurchased at $60,005 on June 1, 2005, collateralized by: $65,418 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with Lehman and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.970% to be repurchased at $60,005 on June 1, 2005, collateralized by: $60,440 par United States Treasury Obligations, valued at $61,202	60,000

US Treasury Money Market Fund

3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch and Chase Securities (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.920% to be repurchased at $60,005 on June 1, 2005, collateralized by: $79,351 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.960% to be repurchased at $60,005 on June 1, 2005, collateralized by: $43,700 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with Salomon Smith Barney and Bank of New York, Inc. (Tri-Party) of $60,000 acquired on May 31, 2005 at 2.950% to be repurchased at $60,005 on June 1, 2005, collateralized by: $68,050 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with UBS Warburg, LLC and Chase Securities (Tri-Party) of $59,860 acquired on May 31, 2005 at 2.900% to be repurchased at $59,865 on June 1, 2005, collateralized by: $71,540 par United States Treasury Obligations, valued at $61,059	59,860
Agreement with UBS Warburg, LLC and Chase Securities (Tri-Party) of $300,000 acquired on May 31, 2005 at 2.970% to be repurchased at $300,025 on June 1, 2005, collateralized by: $327,265 par United States Treasury Obligations, valued at $306,001	300,000
Total Repurchase Agreements (identified cost $1,379,860)	1,379,860
Total Investments and Repurchase Agreements - 100.2% (cost $1,529,773)(†)	1,529,773
Other Assets and Liabilities, Net - (0.2)%	(3,677)
Net Assets - 100.0%	1,526,096

See accompanying notes which are an integral part of the schedules of investments.

US Treasury Money Market Fund

4

SSgA
Prime Money Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 17.4%
American Express Credit Corp. (Ê)	75,000	3.100	07/20/05	75,005
American Express Credit Corp. (Ê)	100,000	3.130	12/19/05	100,044
American Honda Finance Corp. (Ê)	40,000	3.080	07/11/05	40,000
American Honda Finance Corp. (Ê)	60,000	3.210	05/12/06	60,000
Bank of America Corp. (Ê)	130,000	3.065	03/14/06	130,000
General Electric Capital Corp. (Ê)	40,000	3.190	06/09/06	40,000
General Electric Capital Corp. (Ê)	40,000	3.190	06/19/06	40,000
Goldman Sachs Group, Inc. (Ê)	48,000	3.190	10/01/05	48,000
Goldman Sachs Group, Inc. (Ê)	30,000	3.190	02/13/06	30,000
Goldman Sachs Group, Inc. (Ê)	100,000	3.160	02/21/06	100,000
Goldman Sachs Group, Inc. (Ê)	50,000	3.160	02/23/06	50,000
First USA Bank (Ê)	55,000	3.420	05/17/06	55,098
Marshall & lsley (Ê)	35,000	3.127	07/28/05	34,999
Merrill Lynch & Co. Inc. (Ê)	40,000	3.280	07/11/05	40,009
Merrill Lynch & Co. Inc. (Ê)	40,000	3.220	10/03/05	40,018
Merrill Lynch & Co. Inc. (Ê)	50,000	3.150	03/17/06	50,040
Merrill Lynch & Co. Inc. (Ê)	80,000	3.119	06/02/06	80,000
Morgan Stanley (Ê)	50,000	3.370	03/27/06	50,125
Morgan Stanley (Ê)	50,000	3.090	06/15/06	50,000
Morgan Stanley (Ê)	80,000	3.123	07/03/06	80,000
National City Bank Cleveland, OH (Ê)	75,000	3.040	02/09/06	74,994
Northern Rock PLC (Ê)	100,000	3.091	05/03/06	100,000
SunTrust Banks Inc. (Ê)	90,000	2.935	12/12/05	89,984
Toyota Motor Credit (Ê)	75,000	3.060	04/24/06	75,000
Total Corporate Bonds & Notes (amortized cost $1,533,316)				1,533,316
Domestic Certificates of Deposit - 7.1%
American Express Centurion Bank	100,000	3.030	06/02/05	100,000
First Tennessee Bank NA	100,000	3.030	06/30/05	99,998
Washington Mutual Bank	150,000	3.040	06/27/05	150,000
Wells Fargo Bank NA	275,000	3.030	06/23/05	274,998
Total Domestic Certificates of Deposit (amortized cost $624,996)				624,996
Eurodollar Certificates of Deposit - 7.2%
Barclays Bank PLC	80,000	3.040	06/30/05	80,000
HBOS Treasury Services PLC	200,000	3.160	08/08/05	200,000
Societe Generale	200,000	3.000	06/20/05	200,000
Societe Generale	50,000	3.160	08/10/05	50,000
Unicredito Italiano Spa	100,000	3.165	08/05/05	100,002
Total Eurodollar Certificates of Deposit (amortized cost $630,002)				630,002
Domestic Commercial Paper - 27.5%
Amstel Funding Corp.	200,000	3.010	06/29/05	199,532
Bank of America Corp.	100,000	2.980	06/30/05	99,760
Barton Capital Corp.	100,000	3.030	06/10/05	99,924

Prime Money Market Fund

5

SSgA
Prime Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
CAFCO LLC	50,000	3.030	06/28/05	49,886
CAFCO LLC	100,000	3.080	07/07/05	99,692
Charta LLC	100,000	3.080	07/06/05	99,701
CIESCO LLC	75,000	3.070	07/07/05	74,770
CRC Funding LLC	75,000	3.080	07/05/05	74,782
Edison Asset Securitization LLC	90,000	2.990	06/22/05	89,843
Edison Asset Securitization LLC	125,000	3.120	08/04/05	124,307
Gemini Securitization Corp.	90,000	3.030	06/23/05	89,833
General Electric Co.	70,000	3.000	06/28/05	69,843
Grampian Funding Ltd.	95,164	3.130	07/29/05	94,684
Grampian Funding Ltd.	146,000	3.260	09/20/05	144,532
Klio Funding Corp.	148,049	3.050	06/24/05	147,761
Morgan Stanley	50,000	3.143	07/25/05	50,000
Nieuw Amsterdam Funding Corporation	65,000	3.030	06/01/05	65,000
Nieuw Amsterdam Funding Corporation	50,247	3.030	06/03/05	50,239
Park Avenue Receivables Corp.	198,706	3.030	06/27/05	198,271
Park Granada LLC	100,000	3.000	06/20/05	99,842
Park Granada LLC	130,000	3.020	06/29/05	129,695
Saint Germain Holdings Ltd.	35,000	3.150	07/28/05	34,825
Sheffield Receivables Corp.	50,290	3.000	06/28/05	50,177
Surrey Funding Corporation	50,950	3.040	06/03/05	50,941
Thames Asset Global Securitization No.1	132,888	3.030	06/20/05	132,675
Total Domestic Commercial Paper (amortized cost $2,420,515)				2,420,515
Foreign Commercial Paper - 2.9%
KBC Financial Products International Ltd.	150,000	3.130	07/28/05	149,257
Skandinaviska Enskilda (Ê)	110,000	3.060	01/19/06	110,000
Total Foreign Commercial Paper (amortized cost $259,257)				259,257
Domestic Time Deposit - 0.5%
US Bank NA	40,737	3.070	06/01/05	40,737
Total Domestic Time Deposit (amortized cost $40,737)				40,737
United States Government Agencies - 3.1%
Fannie Mae (Ê)	150,000	2.860	09/09/05	149,981
Fannie Mae (Ê)	120,000	2.976	01/09/06	119,961
Total United States Government Agencies (amortized cost $269,942)				269,942
Yankee Certificates of Deposit - 25.4%
Banco Bilbao Vizcaya Argentaria	125,000	3.175	08/10/05	125,000
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	3.051	10/28/05	99,995
Bank of Montreal	150,000	3.000	06/30/05	150,000
Bank of Nova Scotia (Ê)	100,000	3.090	11/23/05	100,019
Barclays Bank PLC (Ê)	100,000	3.031	10/31/05	99,986

Prime Money Market Fund

6

SSgA
Prime Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Barclays Bank PLC (Ê)	100,000	3.019	12/02/05	99,989
BNP Paribas S.A. (Ê)	50,000	3.020	06/21/06	49,985
BNP Paribas SA	100,000	3.055	06/27/05	100,000
BNP Paribas SA	125,000	3.180	08/09/05	125,001
Credit Agricole Indosuez (Ê)	50,000	3.015	08/23/05	49,996
Credit Suisse First Boston	150,000	3.045	06/03/05	150,000
Deutsche Bank AG	150,000	3.040	06/27/05	150,000
Fortis Funding LLC (Ê)	76,450	3.020	01/06/06	76,433
HBOS Treasury Services PLC (Ê)	55,000	3.101	06/30/06	55,000
Lloyds TSB Bank PLC	180,000	3.000	06/27/05	180,000
Royal Bank of Scotland	275,000	3.000	06/30/05	275,000
Societe Generale (Ê)	25,000	3.031	03/30/06	24,992
Svenska Handelsbanken	75,000	3.000	06/30/05	75,000
UBS AG	150,000	3.030	06/24/05	150,000
UBS AG	100,000	3.005	06/30/05	100,000
Total Yankee Certificates of Deposit (amortized cost $2,236,396)				2,236,396
Total Investments - 91.1% (amortized cost $8,015,161)				8,015,161

Repurchase Agreements - 9.0%
Agreement with ABN AMRO Bank and Bank of New York, Inc. (Tri-Party) of $42,000 acquired on May 31, 2005 at 3.113% to be repurchased at $42,004 on June 1, 2005, collateralized by: $37,244 par United States Corporate Obligations, valued at $42,840	42,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $156,000 acquired on May 31, 2005 at 3.070% to be repurchased at $156,013 on June 1, 2005, collateralized by: $186,950 par United States Government Agency Mortgage Obligations, valued at $159,120	156,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $200,000 acquired on May 3, 2005 at 3.040% to be repurchased at $201,064 on June 30, 2005, collateralized by: $367,172 par United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with BNP Paribas Securities Corp. and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on May 31, 2005 at 3.123% to be repurchased at $50,004 on June 1, 2005, collateralized by: $47,112 par United States Corporate Obligations, valued at $51,000	50,000
Agreement with Credit Suisse First Boston and JP Morgan Chase Bank (Tri-Party) of $142,000 acquired on May 31, 2005 at 3.113% to be repurchased at $142,012 on June 1, 2005, collateralized by: $139,935 par United States Corporate Obligations, valued at $144,846	142,000

Prime Money Market Fund

7

SSgA
Prime Money Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $200,000 acquired on May 3, 2005, at 3.040% to be repurchased at $201,064 on June 30, 2005, collateralized by: $513,704 par United States Government Agency Mortgage Obligations, valued at $206,049	200,000
Total Repurchase Agreements (identified cost $790,000)	790,000
Total Investments and Repurchase Agreements - 100.1% (cost $8,805,161)(†)	8,805,161
Other Assets and Liabilities, Net - (0.1%)	(8,523)
Net Assets - 100.0%	8,796,638

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund

8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments - May 31, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purpose is the same as shown above.

Notes to Schedules of Investments

9

SSgA

Institutional Money Market Funds

Notes to Quarterly Reports - May 31, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective August 25, 2003 the Funds began offering Class T shares. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified time with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of May 31, 2005, $23,545,621 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Reports

10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

11

IMMQR-5/05

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2005

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 80.4%
Asset-Backed Securities - 47.4%
Access Group, Inc. (Ê) Series 2003-A, Class A1 3.591% due 04/25/23	4,189	4,249
American Express Credit Account Master Trust (Ê) Series 2001-4, Class A 3.220% due 11/17/08	5,000	5,006
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1, Class M5 4.290% due 02/25/34	3,000	3,022
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5, Class M1 3.780% due 07/25/32	3,000	3,022
Argent Securities, Inc. (Ê) Series 2003-W3, Class M1 3.840% due 09/25/33	3,000	3,033
Series 2004-W2, Class M2 4.340% due 04/25/34	4,000	4,056
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2, Class M1 3.990% due 04/15/33	4,000	4,026
Capital Auto Receivables Asset Trust (Ê) Series 2002-3, Class A4 3.200% due 02/17/09	6,000	6,006
Centex Home Equity (Ê) Series 2002-D, Class M1 4.160% due 12/25/32	2,830	2,849
Chase Credit Card Master Trust (Ê) Series 2001-2, Class A 3.210% due 09/15/08	2,000	2,002
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4, Class 2M1 3.990% due 11/25/31	2,298	2,305
Chase USA Master Trust (Ê) Series 2000-2, Class A 3.260% due 04/15/09	5,000	4,999
Citibank Credit Card Issuance Trust (Ê) Series 2001-A2, Class A2 3.349% due 02/07/08	9,000	9,006
Series 2001-B2, Class B2 3.440% due 12/10/08	2,000	2,010
CNH Equipment Trust (Ê) Series 2002-B, Class A4 3.450% due 04/15/08	4,000	4,010

	Principal Amount ($) or Shares	Market Value $
Countrywide Asset-Backed Certificates Series 2004-1, Class M6 4.290% due 12/25/33 (Ê)	2,700	2,722
Series 2001-1, Class AF5 7.070% due 07/25/31	1,145	1,150
GE Business Loan Trust (Ê)(l) Series 2003-2A, Class A 3.460% due 11/15/31	4,610	4,650
Series 2004-1, Class B 3.790% due 05/15/32	2,848	2,865
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1, Class A 3.140% due 06/15/10	4,000	4,002
MBNA Master Credit Card Trust USA (Ê) Series 2000-G, Class A 3.271% due 12/17/07	2,000	2,000
MMCA Automobile Trust (Ê) Series 2002-5, Class B 3.940% due 08/15/09	965	968
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A, Class NOTE 3.490% due 10/15/08	4,800	4,796
National City Credit Card Master Trust (Ê) Series 2002-1, Class A 3.230% due 01/15/09	5,000	5,011
Residential Asset Securities Corp. (Ê) Series 2001-KS2, Class MII1 3.590% due 06/25/31	5,000	5,012
Series 2002-KS2, Class MII1 3.740% due 04/25/32	2,500	2,505
SLM Student Loan Trust (Ê) Series 2003-B, Class A2 3.410% due 03/15/22	4,000	4,052
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2, Class M1 4.010% due 04/25/33	2,000	2,011
Series 2003-BC3, Class M1 4.040% due 04/25/33	5,000	5,031
Series 2003-BC1, Class M2 4.840%-4.940% due 10/25/33-11/25/33	5,700	5,766
Series 2004-4, Class M5 4.540% due 04/25/34	2,440	2,440
Series 2004-BNC, Class M3 4.390% due 12/25/34	3,811	3,824

Yield Plus Fund

3

SSgA
Yield Plus Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WFS Financial Owner Trust (Ê) Series 2003-3, Class A3B 3.410% due 05/20/08	1,354	1,354
		119,760
International Debt - 18.5%
ARMS II (Ê) Series 2004-G3, Class A1A 3.340% due 01/10/35	4,477	4,490
Crusade Global Trust (Ê) Series 2003-2, Class A 3.230% due 09/18/34	3,764	3,767
Series 2003-1, Class A 3.350% due 01/17/34	1,575	1,577
Gracechurch Card Funding PLC (Ê) Series 2003-5, Class A1 3.140% due 08/15/08	5,000	5,002
Granite Mortgages PLC (Ê) Series 2002-1, Class 1A2 3.305% due 07/20/19	5,166	5,179
Series 2002-2, Class 1A2 3.325% due 01/20/43	5,217	5,230
Holmes Financing PLC (Ê) Series 2000-1, Class 2A 3.331% due 07/15/07	3,000	3,000
Series 2003-7, Class 2A 3.291% due 01/15/08	5,000	5,004
Medallion Trust (Ê) Series 2002-1G, Class A1 3.320% due 04/17/33	3,316	3,318
Permanent Financing PLC (Ê) Series 2004-5, Class 2A 3.080% due 06/10/11	5,000	5,000
Puma Finance, Ltd. (Ê) Series 2003-G3, Class A 3.459% due 08/08/34	2,327	2,334
Westpac Securitisation Trust (Ê) Series 2002-1G, Class A 3.110% due 06/05/33	2,869	2,863
		46,764
Mortgage-Backed Securities - 14.5%
Bear Stearns Commercial Mortgage Securities (Ê)(l) Series 2004-ESA, Class A2 3.430% due 05/14/16	4,000	4,009
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4, Class ASP Interest Only STRIP 0.505% due 08/15/36	146,408	2,574

	Principal Amount ($) or Shares	Market Value $
Istar Asset Receivables Trust (Ê)(l) Series 2003-1A, Class A2 3.451% due 08/28/22	4,537	4,538
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1, Class A1 3.260% due 04/16/19	4,894	4,898
Morgan Stanley Capital I (l) Series 2003-IQ5, Class X2 Interest Only STRIP 1.127% due 04/15/38	45,560	1,744
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1, Class A5 3.740% due 07/25/33	1,558	1,559
Series 2004-QS1, Class A2 3.640% due 01/25/34	1,815	1,816
Residential Asset Securitization Trust (Ê) Series 2003-A8, Class A2 3.440% due 10/25/18	3,027	3,016
Series 2003-A9, Class A3 3.640% due 08/25/33	2,992	2,993
Sequoia Mortgage Trust (Ê) Series 2003-2, Class A1 3.420% due 06/20/33	138	138
Series 2003-6, Class B1 3.670% due 11/20/33	3,000	3,010
Series 2004-1, Class B1 3.640% due 02/20/34	1,787	1,785
Series 2004-2, Class B2 4.070% due 03/20/34	2,600	2,612
Structured Asset Securities Corp. (Ê) Series 2003-S1, Class M2 4.790% due 08/25/33	2,000	2,016
		36,708
Total Long-Term Investments (cost $202,538)		203,232
Short-Term Investments - 17.9%
Fannie Mae (Ê) 2.500% due 02/17/06	4,000	3,971
Federal Home Loan Bank Discount Note (ç)(ÿ) Zero coupon due 06/01/05	15,000	14,999
Federated Investors Prime Cash Obligations Fund	9,546,442	9,546
Freddie Mac Discount Note (ç)(ÿ) Zero coupon due 06/07/05	7,000	6,996

Yield Plus Fund

4

SSgA
Yield Plus Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Goldman Sachs Financial Square Funds - Prime Obligations Fund	9,674,744	9,675
Total Short-Term Investments (cost $45,216)		45,187
Total Investments - 98.3% (identified cost $247,754)		248,419
Other Assets and Liabilities, Net - 1.7%		4,281
Net Assets - 100.0%		252,700

See accompanying notes which are an integral part of the schedules of investments.

Yield Plus Fund

5

SSgA
Bond Market Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 107.0%
Asset-Backed Securities - 18.2%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2, Class A3 3.290% due 04/25/34	2,919	2,919
Series 2004-R6, Class A2 3.230% due 07/25/34	107	107
Bank One Issuance Trust (Ê) Series 2004-A2, Class A2 3.120% due 10/15/09	2,000	2,001
CDC Mortgage Capital Trust (Ê) Series 2002-HE1, Class A 3.400% due 01/25/33	463	463
Centex Home Equity (Ê) Series 2004-B, Class AV1 3.290% due 03/25/34	1,418	1,419
Series 2004-D, Class AV2 3.430% due 09/25/34	2,106	2,112
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3, Class A2 3.400% due 09/25/33	1,679	1,680
Series 2004-BC1, Class A1 3.320% due 04/25/34	4,292	4,292
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2, Class AV1 3.340% due 09/25/33	1,204	1,204
GMAC Mortgage Corp. Loan Trust Series 2004-HE5, Class A3 3.970% due 09/25/34	1,000	994
GSAMP Trust (Ê) Series 2004-NC1, Class M1 3.640% due 03/25/34	1,885	1,885
Ikon Receivables LLC Series 2002-1, Class A4 4.680% due 11/15/09	306	307
Option One Mortgage Loan Trust (Ê) Series 2003-3, Class A4 3.560% due 06/25/33	4,419	4,436
PSE&G Transition Funding LLC Series 2001-1, Class A5 6.450% due 03/15/13	485	534
Residential Asset Mortgage Products, Inc. Series 2003-RS7, Class AI3 3.680% due 09/25/27	864	862
Residential Asset Securities Corp. Series 2004-KS3, Class A2B2 3.300% due 04/25/34 (Ê)	2,250	2,262
Series 2003-KS8, Class AI4 4.590% due 08/25/31	1,000	1,006

	Principal Amount ($) or Shares	Market Value $
Saxon Asset Securities Trust (Ê) Series 2003-1, Class AV1 3.400% due 06/25/33	1,347	1,349
Securitized Asset Backed (Ê) Receivables LLC Trust Series 2004-OP1, Class A2 3.340% due 02/25/34	899	899
Soundview Home Equity Loan Trust (Ê) Series 2005-A, Class M2 3.630% due 04/25/35	2,500	2,500
Structured Asset Investment Loan Trust (Ê) Series 2004-2, Class 3A1 3.200% due 03/25/34	6	6
Series 2004-4, Class M5 4.540% due 04/25/34	1,600	1,600
Series 2004-8, Class A12 3.240% due 09/25/34	1,849	1,849
Series 2004-9, Class A6 3.330% due 10/25/34	2,327	2,330
Series 2005-5, Class A2 3.180% due 06/25/35	2,500	2,500
Structured Asset Securities Corp. (Ê) Series 2005-WF2, Class A1 3.170% due 05/25/35	2,500	2,500
		44,016
Corporate Bonds and Notes - 13.8%
ABN Amro Bank NV 7.550% due 06/28/06	50	52
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	116
Aetna, Inc. 7.875% due 03/01/11	35	41
Alabama Power Co. 5.700% due 02/15/33	50	54
Alcoa, Inc. 7.375% due 08/01/10	130	148
Alliant Energy Resources, Inc. 7.000% due 12/01/11	75	84
Allstate Corp. (The) 7.200% due 12/01/09	115	129
Altria Group, Inc. 7.200% due 02/01/07	110	115
American Express Co. 5.500% due 09/12/06	100	102
American General Finance Corp. 3.875% due 10/01/09	30	29
Amgen, Inc. 4.000% due 11/18/09	120	119

Bond Market Fund

6

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 6.000%-6.500% due 04/15/11-05/01/42	185	213
Apache Corp. 6.250% due 04/15/12	35	39
Aramark Services, Inc. 5.000% due 06/01/12	150	150
Archer-Daniels-Midland Co. 7.000%-7.125% due 03/01/13-02/01/31	150	182
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	93
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	138
BAC Capital Trust V 5.625% due 03/08/35	150	154
Bank of America Corp. 7.400% due 01/15/11	300	343
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	44
Bank One Corp. 4.125%-6.875% due 08/01/06-09/01/07	370	375
Bank One NA Series BKNT 5.500% due 03/26/07	125	128
BB&T Corp. 4.750% due 10/01/12	75	76
Bear Stearns Cos., Inc. (The) 2.875%-7.000% due 03/01/07-07/02/08	250	249
BellSouth Corp. 6.000% due 10/15/11	200	216
Belo Corp. 7.125% due 06/01/07	36	37
Black & Decker Corp. 7.125% due 06/01/11	50	57
Boeing Capital Corp. 6.500% due 02/15/12	200	223
Boston Properties, LP 6.250% due 01/15/13	100	109
Bristol-Myers Squibb Co. 5.750% due 10/01/11	100	107
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	100
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	112
Campbell Soup Co. 5.000%-6.750% due 10/01/08-12/03/12	130	138

	Principal Amount ($) or Shares	Market Value $
Cardinal Health, Inc. 6.750% due 02/15/11	65	71
Cendant Corp. 6.250%-6.875% due 08/15/06-03/15/10	150	158
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	57
Charter One Bank FSB 6.375% due 05/15/12	50	56
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	112
CIT Group, Inc. 5.750%-7.750% due 09/25/07-04/02/12	325	360
Citigroup, Inc. 5.500% due 08/09/06	1,150	1,170
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	52
Coca-Cola Enterprises, Inc. 5.750%-6.125% due 11/01/08-08/15/11	300	320
Comcast Cable Communications 6.875% due 06/15/09	300	326
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	214
ConAgra Foods, Inc. 6.750% due 09/15/11	175	194
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	133
Consumers Energy Co. Series B 5.375% due 04/15/13	200	207
Coors Brewing Co. 6.375% due 05/15/12	80	86
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	140	142
Series MTNK 5.500% due 02/01/07	240	245
COX Communications, Inc. 3.875%-7.125% due 10/01/08-10/01/15	260	272
Credit Suisse First Boston USA, Inc. 5.875%-6.125% due 08/01/06-11/15/11	600	626
CRH America, Inc. 6.950% due 03/15/12	100	113
CSX Corp. 6.750% due 03/15/11	150	166

Bond Market Fund

7

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Deere & Co. 7.850% due 05/15/10	32	37
Deluxe Corp. 5.000% due 12/15/12	50	49
Dow Chemical Co. (The) 5.750% due 12/15/08	200	210
DTE Energy Co. 6.450% due 06/01/06	85	87
Series A 6.650% due 04/15/09	63	68
Duke Capital LLC 5.500% due 03/01/14	200	205
Duke Energy Corp. 5.300% due 10/01/15	100	104
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	166
Emerson Electric Co. 5.000% due 12/15/14	100	103
EOP Operating, LP 7.750% due 11/15/07	200	215
ERP Operating, LP 6.625% due 03/15/12	75	83
Exelon Generation Co. LLC 6.950% due 06/15/11	100	112
Federated Department Stores, Inc. 6.625%-7.450% due 04/01/11-07/15/17	125	144
First Data Corp. 3.375% due 08/01/08	200	195
Firstar Bank NA 7.125% due 12/01/09	210	235
FleetBoston Financial Corp. 3.850%-6.700% due 12/01/06-07/15/28	310	329
Florida Power & Light Co. 4.850% due 02/01/13	105	108
FPL Group Capital, Inc. 7.625% due 09/15/06	75	78
Gannett Co., Inc. 6.375% due 04/01/12	100	110
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	461
General Dynamics Corp. 4.250% due 05/15/13	60	59
General Electric Capital Corp. Series MTNA 5.875%-6.750% due 12/10/07-03/15/32	900	1,024
General Mills, Inc. 3.875%-6.000% due 11/30/07-02/15/12	114	119

	Principal Amount ($) or Shares	Market Value $
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group LP 5.000% due 10/01/14	800	807
Goldman Sachs Group, Inc. 6.125% due 02/15/33	100	108
GTE North, Inc. Series D 6.900% due 11/01/08	150	160
Harrah's Operating Co., Inc. 7.500% due 01/15/09	70	76
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	50
Hartford Life, Inc. 7.375% due 03/01/31	30	38
Hewlett-Packard Co. 3.625% due 03/15/08	100	99
HJ Heinz Finance Co. 6.750% due 03/15/32	110	133
Home Depot, Inc. 3.750% due 09/15/09	100	98
Honeywell International, Inc. 5.125% due 11/01/06	135	137
Hospitality Properties Trust 5.125% due 02/15/15	100	98
Household Finance Corp. 6.375%-8.000% due 03/01/07-05/15/12	680	757
International Business Machines Corp. 4.875%-5.875% due 10/01/06-11/29/32	225	239
International Lease Finance Corp. 4.350%-5.750% due 10/15/06-09/15/08	450	454
International Paper Co. 4.250% due 01/15/09	150	148
John Deere Capital Corp. 3.900%-7.000% due 01/15/08-03/15/12	150	156
Johnson & Johnson 3.800% due 05/15/13	90	87
JPMorgan Chase & Co. 5.250%-7.875% due 05/30/07-06/15/10	400	436
Kellogg Co. Series B 7.450% due 04/01/31	50	65
Key Bank National Association Series BKNT 7.000% due 02/01/11	125	142

Bond Market Fund

8

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
KFW International Finance Series DTC 4.750% due 01/24/07	500	509
Kimberly-Clark Corp. 5.625% due 02/15/12	100	108
Kinder Morgan Energy Partners, LP 6.750%-7.400% due 03/15/11-03/15/31	188	219
Kinder Morgan, Inc. 6.500% due 09/01/12	145	159
Kraft Foods, Inc. 4.625% due 11/01/06	165	166
Kroger Co. (The) 6.800% due 04/01/11	150	164
Lennar Corp. 5.950% due 03/01/13	50	53
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	100	104
Lockheed Martin Corp. 8.500% due 12/01/29	110	157
Lowe's Cos., Inc. 8.250% due 06/01/10	85	100
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54
Marathon Oil Corp. 6.800% due 03/15/32	100	114
Masco Corp. 5.875% due 07/15/12	75	80
MBNA America Bank NA 6.625% due 06/15/12	150	164
McDonald's Corp. Series MTNG 5.375% due 04/30/07	75	77
Merck & Co., Inc. 4.375%-6.400% due 02/15/13-03/01/28	125	131
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	100	106
Series MTNB 4.000% due 11/15/07	200	200
Metlife, Inc. 5.375% due 12/15/12	46	48
Monsanto Co. 4.000% due 05/15/08	45	45
Morgan Stanley 4.750%-7.250% due 04/01/07-04/01/32	800	850
Motorola, Inc. 8.000% due 11/01/11	125	146
National City Bank of Indiana 4.250% due 07/01/18	100	93

	Principal Amount ($) or Shares	Market Value $
National City Corp. 6.875% due 05/15/19	100	118
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	289
NB Capital Trust IV 8.250% due 04/15/27	65	71
New England Telephone & Telegraph 7.875% due 11/15/29	100	123
News America Holdings 9.250% due 02/01/13	50	64
News America, Inc. 6.625% due 01/09/08	100	106
Nisource Finance Corp. 6.150% due 03/01/13	100	110
Norfolk Southern Corp. 7.250%-7.800% due 05/15/27-02/15/31	137	175
Northrop Grumman Corp. 7.125% due 02/15/11	150	170
Pemex Project Funding Master Trust 7.375%-8.625% due 02/01/09-02/01/22	330	375
PennzEnergy Co. 10.125% due 11/15/09	175	213
Pepco Holdings, Inc. 6.450% due 08/15/12	100	109
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	69
Pfizer, Inc. 3.300% due 03/02/09	75	74
Pharmacia Corp. 6.600% due 12/01/28	100	120
Pioneer Natural Resources Co. 6.500% due 01/15/08	50	52
Pitney Bowes, Inc. 4.625% due 10/01/12	75	76
Praxair, Inc. 6.375% due 04/01/12	70	78
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	134
Procter & Gamble Co. 4.750%-6.875% due 06/15/07-09/15/09	80	84
Progress Energy, Inc. 5.850%-7.100% due 10/30/08-03/01/11	175	187
Prologis 5.500% due 03/01/13	40	42

Bond Market Fund

9

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PSI Energy, Inc. 5.000%-7.850% due 10/15/07-09/15/13	140	145
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	106
Pulte Homes, Inc. 7.875% due 08/01/11	80	92
Radian Group, Inc. 5.625% due 02/15/13	50	52
Raytheon Co. 7.000% due 11/01/28	100	121
Reed Elsevier Capital, Inc. 6.125% due 08/01/06	100	102
Rohm & Haas Co. 7.850% due 07/15/29	50	67
Safeco Corp. 4.875% due 02/01/10	75	76
Sara Lee Corp. 6.250% due 09/15/11	50	54
Sempra Energy 7.950% due 03/01/10	80	91
Simon Property Group, LP 6.375% due 11/15/07	60	63
SLM Corp. 5.125% due 08/27/12	100	103
Series MTNA 5.000%-5.625% due 04/10/07-10/01/13	190	194
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	144
Sprint Capital Corp. 6.900% due 05/01/19	500	569
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	113
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	192
Supervalu, Inc. 7.500% due 05/15/12	35	40
Tampa Electric Co. 6.375% due 08/15/12	85	93
Target Corp. 6.350%-7.500% due 08/15/10-11/01/32	220	256
Temple-Inland, Inc. 7.875% due 05/01/12	35	40
Textron Financial Corp. 5.875%-6.000% due 06/01/07-11/20/09	145	154
Thermo Electron Corp. (l) 5.000% due 06/01/15	150	150

	Principal Amount ($) or Shares	Market Value $
Time Warner Entertainment Co., LP 8.375% due 07/15/33	330	437
Time Warner, Inc. 6.875% due 05/01/12	220	247
Tosco Corp. 8.125% due 02/15/30	200	279
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
TXU Electric Delivery Co. 6.375%-7.000% due 05/01/12-05/01/32	200	228
Tyson Foods, Inc. 8.250% due 10/01/11	50	59
UFJ Bank, Ltd. 7.400% due 06/15/11	150	170
Unilever Capital Corp. 7.125% due 11/01/10	175	198
Union Oil Co. of California 5.050%-7.500% due 10/01/12-02/15/29	70	82
Union Pacific Corp. 6.125% due 01/15/12	200	216
Union Planters Bank NA 5.125% due 06/15/07	70	71
United Technologies Corp. 6.100% due 05/15/12	175	192
Univision Communications, Inc. 2.875% due 10/15/06	100	98
US Bancorp Series MTNN 5.100% due 07/15/07	100	102
Valero Energy Corp. 6.875% due 04/15/12	125	138
Verizon 6.500% due 09/15/11	100	109
Verizon Global Funding Corp. 4.375%-6.875% due 06/15/12-06/01/13	340	355
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	138
Virginia Electric and Power Co. Series A 5.375% due 02/01/07	165	168
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	200	232
Wachovia Corp. 4.950% due 11/01/06	200	203
Wal-Mart Stores, Inc. 6.875%-7.250% due 08/10/09-06/01/13	400	457
Washington Mutual, Inc. 4.375%-5.625% due 01/15/07-01/15/08	325	329

Bond Market Fund

10

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Waste Management, Inc. 7.375% due 08/01/10	125	140
Wells Fargo Bank NA 6.450% due 02/01/11	300	330
Wells Fargo Capital I 7.960% due 12/15/26	200	218
Weyerhaeuser Co. 5.950% due 11/01/08	80	83
Wyeth 6.950% due 03/15/11	225	252
Zions BanCorp. 6.000% due 09/15/15	25	27
		33,433
International Debt - 6.0%
Abbey National PLC 7.950% due 10/26/29	80	108
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	50
Alcan, Inc. 4.500% due 05/15/13	100	98
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	111
Apache Finance Canada Corp. 7.750% due 12/15/29	45	61
ARMS II (Ê) Series 2004-G3, Class A1A 3.340% due 01/10/35	4,477	4,490
Asian Development Bank 4.875% due 02/05/07	300	306
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	93
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	151
Burlington Resources Finance Co. 7.200% due 08/15/31	100	121
Canada Government International Bond 6.750% due 08/28/06	200	207
Canadian National Railway Co. 4.400%-6.900% due 03/15/13-07/15/28	90	97
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	158
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	58
ChevronTexaco Capital Co. 3.375%-3.500% due 09/17/07-02/15/08	165	163

	Principal Amount ($) or Shares	Market Value $
Chile Government International Bond 5.500%-6.875% due 04/28/09-01/15/13	165	178
Conoco Funding Co. 5.450% due 10/15/06	150	153
Deutsche Telekom International Finance BV 8.750% due 06/15/30	200	272
Diageo Capital PLC 7.250% due 11/01/09	150	167
European Investment Bank 3.000%-4.625% due 03/01/07-06/16/08	575	580
Series GLOB 3.125% due 10/15/07	400	395
Falconbridge, Ltd. 7.350% due 06/05/12	25	28
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	102
HSBC Holdings PLC 7.500% due 07/15/09	225	252
Hydro Quebec Series GH 8.250% due 04/15/26	150	216
Instituto de Credito Oficial 4.625% due 11/29/06	100	101
Inter-American Development Bank 4.375% due 09/20/12	175	179
International Bank for Reconstruction & Development 7.625%-8.875% due 01/19/23-03/01/26	200	292
Israel Government International Bond 4.625% due 06/15/13	60	59
Italy Government International Bond 5.625%-6.875% due 06/15/12-09/27/23	855	1,012
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	116
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	138
Malaysia Government International Bond 7.500% due 07/15/11	125	145
Mexico Government International Bond 5.875%-9.875% due 02/01/10-03/03/15	1,000	1,152
MTR Corp. 7.500% due 02/04/09	80	89
Norsk Hydro ASA 7.250% due 09/23/27	50	62

Bond Market Fund

11

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	192
Petro-Canada 4.000%-5.350% due 07/15/13-07/15/33	150	143
Poland Government International Bond 6.250% due 07/03/12	85	94
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	42
Province of British Columbia 4.625% due 10/03/06	50	51
Province of Manitoba Canada 4.250% due 11/20/06	100	101
Province of Quebec 5.750% due 02/15/09	250	264
Quebecor World Capital Corp. 6.125% due 11/15/13	100	95
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 10/01/14	100	103
Royal KPN NV 8.000% due 10/01/10	150	174
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	115
SMBC International Finance NV 8.500% due 06/15/09	70	80
South Africa Government International Bond 7.375% due 04/25/12	150	172
Telecom Italia Capital SA (l) 4.000% due 01/15/10	250	243
Telefonica Europe BV 7.750% due 09/15/10	125	144
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	96
Transocean, Inc. 7.500% due 04/15/31	100	128
Tyco International Group SA 6.875% due 01/15/29	150	178
		14,517
Mortgage-Backed Securities - 49.6%
Banc of America Commercial Mortgage, Inc. Series 2003-2, Class A4 5.061% due 03/11/41	250	257
Series 2004-5, Class AJ 4.992% due 11/10/41	2,000	2,042

	Principal Amount ($) or Shares	Market Value $
Banc of America Large Loan (Ê)(l) Series 2003-BBA, Class A2 3.290% due 11/15/15	4,000	4,001
Bank of America Mortgage Securities (Ê) Series 2005-B, Class 2A1 4.424% due 03/25/35	489	488
Capco America Securitization Corp. Series 1998-D7, Class A1A 5.860% due 10/15/30	669	680
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1, Class A1 3.140% due 02/25/35	1,799	1,798
Commercial Mortgage Acceptance Corp. Series 1998-C2, Class A2 6.030% due 09/15/30	1,990	2,067
Series 1999-C1, Class A2 7.030% due 06/15/31	3,000	3,286
DLJ Commercial Mortgage Corp. Series 1998-CF2, Class A1A 5.880% due 11/12/31	541	550
Fannie Mae 30 Year TBA (Ï) 5.000%	1,500	1,499
4.000%-9.000% due 2009-2035	31,501	31,966
Freddie Mac 30 Year TBA (Ï) 5.500%	7,100	7,204
5.000%-9.000% due 2009-2034	32,070	32,789
Ginnie Mae I 30 Year TBA (Ï) 5.500%	1,000	1,021
5.000%-10.000% due 2008-2033	5,825	6,049
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê) Series 2002-CIB, Class A2 5.161% due 10/12/37	3,000	3,129
Series 2004-FL1, Class A1 3.260% due 04/16/19 (l)	3,915	3,918
Series 2004-CBX, Class A3 4.184% due 01/12/37	2,000	1,988
LB-UBS Commercial Mortgage Trust Series 2000-C3, Class A2 7.950% due 05/15/25	2,960	3,387
Series 2005-C1, Class A2 4.310% due 02/15/30	4,000	3,992
Merrill Lynch Mortgage Trust Series 2003-KEY, Class A4 5.236% due 11/12/35	750	780

Bond Market Fund

12

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.590% due 03/15/30	385	409
Structured Asset Securities Corp. Series 2005-4XS, Class 3A3 4.470% due 03/25/35	1,981	1,961
Series 2005-4XS, Class 3A4 4.790% due 03/25/35	543	534
Wachovia Bank Commercial Mortgage Trust Series 2004-C10, Class A4 4.748% due 02/15/41	1,500	1,508
Series 2004-C15, Class A2 4.039% due 10/15/41	2,000	1,979
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2, Class 2A1 4.564% due 03/25/35	484	488
		119,770
United States Government Agencies - 3.3%
Fannie Mae Zero coupon-7.125% due 05/15/08-10/09/19	5,250	5,273
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	1,008
Freddie Mac 6.250%-6.750% due 03/15/31-07/15/32	1,400	1,770
		8,051
United States Government Treasuries - 16.1%
United States Treasury Inflation Indexed Bonds 0.875%-3.875% due 01/15/07-01/15/15	6,296	6,598
United States Treasury Notes 3.875%-8.750% due 04/15/10-05/15/30	27,075	32,205
		38,803
Total Long-Term Investments (cost $253,892)		258,590

	Notional Amount $	Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Jun 2005 96.50 Call (160)	38,600	32
Total Options Purchased (cost $6)		32
	Principal Amount ($)	or Shares
Short-Term Investments - 10.8%
CXC Inc. (ç)(ÿ) 3.020% due 06/16/05	4,500	4,494
Fairway Finance Corp. (ç)(ÿ) 3.025% due 06/27/05	6,000	5,987
Federated Investors Prime Cash Obligations Fund	862,031	862
Freddie Mac 9.000% due 08/01/05	1	1
Giro Balanced Funding (ç)(ÿ) 3.035% due 06/20/05	5,000	4,992
Jupiter Sect. (ç)(ÿ) 3.020% due 06/20/05	4,000	3,994
Nieuw Amsterdam Receivables (ç)(ÿ) 3.030% due 06/16/05	1,415	1,413
Polonius, Inc. (ç)(ÿ) 3.040% due 06/21/05	4,165	4,158
United States Treasury Bill (ç)(ÿ)(§) 2.693% due 07/14/05	300	299
Total Short-Term Investments (cost $26,200)		26,200
Total Investments - 117.8% (identified cost $280,098)		284,822
Other Assets and Liabilities, Net - (17.8%)		(43,101)
Net Assets - 100.0%		241,721

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

13

SSgA
Bond Market Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 09/05 (130)	31,286	53
expiration date 09/07 (130)	31,143	151
United States Treasury 2 Year Notes expiration date 06/05 (200)	41,619	71
Short Positions
Eurodollar Futures expiration date 09/06 (260)	62,361	(228)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		47

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

14

SSgA
Intermediate Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 100.6%
Asset-Backed Securities - 19.6%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R6, Class A2 3.230% due 07/25/34	31	31
Series 2004-R2, Class A3 3.290% due 04/25/34	973	973
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2, Class A2 3.470% due 04/15/33	456	456
Bank One Issuance Trust (Ê) Series 2004-A2, Class A2 3.120% due 10/15/09	1,000	1,001
Centex Home Equity (Ê) Series 2004-D, Class AV2 3.430% due 09/25/34	2,297	2,304
Series 2004-B, Class AV1 3.290% due 03/25/34	473	473
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3, Class A2 3.400% due 09/25/33	1,835	1,836
Series 2002-BC2, Class A 3.360% due 04/25/32	1,037	1,038
Series 2004-BC1, Class A1 3.320% due 04/25/34	1,297	1,297
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2, Class AV3 3.400% due 09/25/33	1,500	1,500
Series 2004-CB2, Class AV1 3.340% due 09/25/33	401	401
Daimler Chrysler Auto Trust Series 2002-A, Class A4 4.490% due 10/06/08	345	346
Discover Card Master Trust I Series 2001-6, Class A 5.750% due 12/15/08	250	255
Ford Credit Auto Owner Trust Series 2002-C, Class A4 3.790% due 09/15/06	284	284
GSAMP Trust (Ê) Series 2004-NC1, Class M1 3.640% due 03/25/34	788	788
Ikon Receivables LLC Series 2002-1, Class A4 4.680% due 11/15/09	212	213
MBNA Master Credit Card Trust USA Series 2000-I, Class A 6.900% due 01/15/08	500	504

	Principal Amount ($) or Shares	Market Value $
Option One Mortgage Loan Trust (Ê) Series 2003-3, Class A4 3.560% due 06/25/33	737	739
Series 2003-4, Class A2 3.410% due 07/25/33	1,239	1,242
Residential Asset Securities Corp. (Ê) Series 2004-KS3, Class A2B2 3.300% due 04/25/34	750	754
Saxon Asset Securities Trust (Ê) Series 2003-1, Class AV1 3.400% due 06/25/33	555	555
Series 2004-1, Class A 3.360% due 03/25/35	1,512	1,514
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1, Class A2 3.340% due 02/25/34	300	300
Soundview Home Equity Loan Trust (Ê) Series 2005-A, Class M2 3.630% due 04/25/35	1,500	1,500
Structured Asset Investment Loan Trust (Ê) Series 2004-2, Class 3A1 3.200% due 03/25/34	2	2
Series 2004-4, Class M5 4.540% due 04/25/34	65	65
Series 2004-8, Class A12 3.240% due 09/25/34	528	528
Series 2004-9, Class A6 3.330% due 10/25/34	1,551	1,553
Series 2005-5, Class A2 3.180% due 06/25/35	1,500	1,500
Structured Asset Securities Corp. (Ê) Series 2005-WF2, Class A1 3.170% due 05/25/35	1,500	1,500
		25,452
Corporate Bonds and Notes - 22.9%
ABN Amro Bank NV 7.550% due 06/28/06	100	104
Aflac, Inc. 6.500% due 04/15/09	17	18
Albemarle Corp. 5.100% due 02/01/15	115	114
Alcoa, Inc. 7.375% due 08/01/10	80	91
Alliance Capital Management, LP 5.625% due 08/15/06	100	101
Alliant Energy Resources, Inc. 7.000% due 12/01/11	50	56

Intermediate Fund

15

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Allstate Corp. (The) 6.125%-7.200% due 12/01/09-02/15/12	162	180
American Express Co. 3.750%-5.500% due 09/12/06-07/15/13	160	163
American General Finance Corp. 3.875% due 10/01/09	120	117
Series MTNF 5.875% due 07/14/06	50	51
Series MTNH 5.375% due 10/01/12	190	195
Amgen, Inc. 4.000% due 11/18/09	80	79
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	103
Apache Corp. 6.250% due 04/15/12	20	22
Aramark Services, Inc. 5.000% due 06/01/12	200	200
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
Archstone-Smith Operating Trust 3.000%-5.000% due 08/15/07-06/15/08	35	34
Arizona Public Service Co. 6.375% due 10/15/11	50	55
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	92
Bank of America Corp. 4.750%-7.400% due 09/15/06-01/15/11	721	781
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	33
Series MTNE 3.900% due 09/01/07	25	25
Bank One Corp. 4.125%-5.900% due 09/01/07-11/15/11	385	394
BB&T Corp. 4.750%-6.500% due 08/01/11-10/01/12	75	78
Bear Stearns Cos., Inc. (The) 4.000%-7.000% due 03/01/07-01/31/08	125	125
BellSouth Corp. 5.000% due 10/15/06	175	178
Belo Corp. 7.125% due 06/01/07	30	31
Berkshire Hathaway Finance Corp. 4.200% due 12/15/10	200	198

	Principal Amount ($) or Shares	Market Value $
Black & Decker Corp. 7.125% due 06/01/11	30	34
Boeing Capital Corp. 6.500% due 02/15/12	250	278
Boston Properties, LP 6.250% due 01/15/13	30	33
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	150	149
Campbell Soup Co. 5.875%-6.750% due 10/01/08-02/15/11	85	93
Capital One Bank Series BKNT 4.875% due 05/15/08	50	51
Cardinal Health, Inc. 6.750% due 02/15/11	40	44
Cendant Corp. 6.250%-7.375% due 03/15/10-01/15/13	120	129
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	28
Charter One Bank FSB 6.375% due 05/15/12	25	28
Cigna Corp. 7.400% due 05/15/07	33	35
Cincinnati Gas & Electric 5.700% due 09/15/12	20	21
Cingular Wireless LLC 5.625% due 12/15/06	25	25
Cingular Wireless Services, Inc. 7.875%-8.125% due 03/01/11-05/01/12	200	236
CIT Group, Inc. 4.250%-7.750% due 04/02/07-04/02/12	350	374
Citigroup, Inc. 5.500%-5.625% due 08/09/06-08/27/12	1,050	1,079
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	105
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 4.375%-8.500% due 05/15/07-02/01/12	151	161
Comcast Cable Communications 6.200%-6.750% due 11/15/08-01/30/11	134	144
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	250	306

Intermediate Fund

16

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConAgra Foods, Inc. 6.750% due 09/15/11	100	111
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	79
4.875% due 02/01/13	75	77
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	125	136
Constellation Energy Group, Inc. 6.125%-6.350% due 04/01/07-09/01/09	94	99
Consumers Energy Co. 5.150% due 02/15/17	100	100
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Coors Brewing Co. 6.375% due 05/15/12	35	38
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	121	123
Series MTNK 5.500%-5.625% due 02/01/07-05/15/07	205	210
COX Communications, Inc. 7.125%-7.750% due 11/01/10-10/01/12	150	169
Credit Suisse First Boston USA, Inc. 4.875%-6.125% due 08/01/06-01/15/15	500	522
CSX Corp. 6.750% due 03/15/11	100	111
DaimlerChrysler NA Holding Corp. 7.750% due 01/18/11	14	16
Series MTNA 7.375% due 09/15/06	84	87
Deluxe Corp. 5.000% due 12/15/12	25	24
Devon Financing Corp. ULC 6.875% due 09/30/11	100	111
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	31
Series B 6.250% due 06/30/12	70	76
Dow Chemical Co. (The) 5.750% due 12/15/08	100	105
DTE Energy Co. 6.450% due 06/01/06	75	77
Series A 6.650% due 04/15/09	35	38

	Principal Amount ($) or Shares	Market Value $
Duke Energy Corp. 6.250% due 01/15/12	75	82
Duke Energy Field Services LLC 5.750%-6.875% due 11/15/06-02/01/11	165	172
EI Du Pont de Nemours & Co. 3.375%-6.875% due 11/15/07-10/15/09	155	167
Eli Lilly & Co. 6.000% due 03/15/12	100	109
Energy East Corp. 6.750% due 06/15/12	55	61
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	102
EOP Operating, LP 7.750% due 11/15/07	150	162
ERP Operating, LP 6.625% due 03/15/12	40	45
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	56
Exelon Generation Co. LLC 6.950% due 06/15/11	95	106
First Data Corp. 4.700% due 11/01/06	85	86
Firstar Bank NA 7.125% due 12/01/09	200	224
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	236
FleetBoston Financial Corp. 4.875% due 12/01/06	15	15
FPL Group Capital, Inc. 6.125%-7.625% due 09/15/06-05/15/07	71	74
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 6.375% due 04/01/12	45	50
General Dynamics Corp. 4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 4.625%-6.500% due 12/10/07-06/15/12	1,525	1,635
General Mills, Inc. 6.000% due 02/15/12	96	104
Gillette Co. (The) 2.875% due 03/15/08	50	49

Intermediate Fund

17

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Golden West Financial Corp. 4.750% due 10/01/12	40	41
Goldman Sachs Group LP 5.000% due 10/01/14	800	807
Goldman Sachs Group, Inc. 5.250%-6.650% due 05/15/09-04/01/13	150	157
Goodrich Corp. 7.625% due 12/15/12	30	35
Harrah's Operating Co., Inc. 7.125%-7.500% due 06/01/07-01/15/09	55	59
Hartford Financial Services Group, Inc. 2.375%-4.700% due 06/01/06-09/01/07	65	64
Hewlett-Packard Co. 3.625% due 03/15/08	100	99
Historic TW, Inc. 8.110% due 08/15/06	100	104
HJ Heinz Finance Co. 6.625% due 07/15/11	70	78
Home Depot, Inc. 3.750% due 09/15/09	50	49
Honeywell Inc. 7.000% due 03/15/07	21	22
Honeywell International, Inc. 5.125% due 11/01/06	55	56
Hospitality Properties Trust 5.125% due 02/15/15	100	98
Household Finance Corp. 5.750%-8.000% due 01/30/07-08/01/10	560	606
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	344
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	41
International Business Machines Corp. 4.875% due 10/01/06	200	203
International Lease Finance Corp. 5.750%-6.375% due 10/15/06-03/15/09	215	222
International Paper Co. 4.250%-6.750% due 01/15/09-09/01/11	280	291
John Deere Capital Corp. 3.900%-7.000% due 01/15/08-01/15/13	215	227
Johnson & Johnson 3.800% due 05/15/13	30	29

	Principal Amount ($) or Shares	Market Value $
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	79
JPMorgan Chase & Co. 5.250%-7.875% due 05/30/07-02/01/11	375	418
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	113
KFW International Finance Series DTC 4.750% due 01/24/07	650	661
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	113
Kinder Morgan, Inc. 6.500% due 09/01/12	80	88
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 4.625%-5.625% due 11/01/06-11/01/11	220	224
Kroger Co. (The) 6.800% due 04/01/11	100	110
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	100
Lennar Corp. 7.625% due 03/01/09	55	60
Lincoln National Corp. 5.250% due 06/15/07	35	36
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	207
Lowe's Cos., Inc. 8.250% due 06/01/10	30	35
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	47
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54
Marathon Oil Corp. 5.375% due 06/01/07	75	77
Masco Corp. 5.875% due 07/15/12	95	102
MBNA America Bank NA 7.125% due 11/15/12	40	45
MBNA Corp. 6.250% due 01/17/07	150	154
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	102
MeadWestvaco Corp. 6.850% due 04/01/12	100	112

Intermediate Fund

18

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc. 4.375% due 02/15/13	75	74
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	400
Metlife, Inc. 5.375% due 12/15/12	75	79
Monsanto Co. 4.000%-7.375% due 05/15/08-08/15/12	40	42
Morgan Stanley 4.000%-5.800% due 04/01/07-03/01/13	850	866
Motorola, Inc. 8.000% due 11/01/11	100	117
National City Bank 4.625% due 05/01/13	135	136
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	211
Nationwide Financial Services 5.900% due 07/01/12	41	44
New Plan Excel Realty Trust 5.875% due 06/15/07	15	15
News America Holdings 9.250% due 02/01/13	10	13
News America, Inc. 6.625% due 01/09/08	50	53
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	83
Nisource Finance Corp. 7.875% due 11/15/10	36	42
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	105
Pacific Bell 6.875% due 08/15/06	52	54
Pacificorp 6.900% due 11/15/11	40	45
Pemex Project Funding Master Trust 7.875%-8.000% due 02/01/09-11/15/11	320	360
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27
Pfizer, Inc. 3.300% due 03/02/09	75	74

	Principal Amount ($) or Shares	Market Value $
PHH Corp. 7.125% due 03/01/13	50	55
Pioneer Natural Resources Co. 5.875% due 07/15/16	150	150
Pitney Bowes, Inc. 4.625% due 10/01/12	45	46
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	32
Praxair, Inc. 6.375% due 04/01/12	50	56
Procter & Gamble Co. 4.750% due 06/15/07	150	152
Progress Energy, Inc. 5.850% due 10/30/08	100	104
Prologis 5.500% due 03/01/13	50	52
PSEG Power LLC 5.500% due 12/01/15	100	104
PSI Energy, Inc. 7.850% due 10/15/07	60	65
Public Service Co. of Colorado 7.875% due 10/01/12	90	108
Pulte Homes, Inc. 7.875% due 08/01/11	40	46
Quest Diagnostics, Inc. 6.750% due 07/12/06	20	21
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	68
Sara Lee Corp. 6.250% due 09/15/11	60	64
Sempra Energy 7.950% due 03/01/10	80	91
Simon Property Group, LP 6.375%-7.125% due 11/15/07-02/09/09	140	147
SLM Corp. 5.125% due 08/27/12	50	52
Series MTNA 5.000%-5.625% due 04/10/07-10/01/13	155	159
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	103
Sprint Capital Corp. 6.375%-8.375% due 05/01/09-03/15/12	399	463
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	51
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	110

Intermediate Fund

19

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tampa Electric Co. 6.375% due 08/15/12	90	99
Target Corp. 5.875%-7.500% due 08/15/10-03/01/12	250	281
Textron Financial Corp. 5.875%-6.000% due 06/01/07-11/20/09	90	95
Thermo Electron Corp. (l) 5.000% due 06/01/15	100	100
Time Warner, Inc. 6.875% due 05/01/12	200	225
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	27
UFJ Bank, Ltd. 7.400% due 06/15/11	120	136
Unilever Capital Corp. 7.125% due 11/01/10	75	85
Union Oil Co. of California 5.050% due 10/01/12	50	52
Union Pacific Corp. 5.750% due 10/15/07	200	207
Union Planters Bank NA 5.125% due 06/15/07	50	51
United Technologies Corp. 6.100% due 05/15/12	90	99
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
UST, Inc. 6.625% due 07/15/12	50	56
USX Corp. 6.850% due 03/01/08	20	21
Valero Energy Corp. 6.875% due 04/15/12	100	110
Verizon 6.500% due 09/15/11	50	54
Verizon Global Funding Corp. 4.375%-7.375% due 06/15/12-06/01/13	415	427
Series* 6.125% due 06/15/07	100	104
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	102
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50

	Principal Amount ($) or Shares	Market Value $
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	203
Wachovia Corp. 4.950%-6.400% due 11/01/06-12/15/08	255	261
Wal-Mart Stores, Inc. 5.450%-6.875% due 08/01/06-08/10/09	386	418
Washington Mutual Bank FA 5.125% due 01/15/15	100	101
Washington Mutual, Inc. 5.625%-8.250% due 01/15/07-04/01/10	180	188
Waste Management, Inc. 7.375% due 08/01/10	125	140
WellPoint Health Networks 6.375% due 01/15/12	30	33
Wells Fargo Bank NA 6.450% due 02/01/11	635	698
Weyerhaeuser Co. 6.125% due 03/15/07	99	101
Wisconsin Energy Corp. 6.500% due 04/01/11	59	65
Wyeth 6.950% due 03/15/11	150	168
		29,732
International Debt - 8.7%
ACE, Ltd. 6.000% due 04/01/07	100	103
Alcan, Inc. 4.500%-4.875% due 09/15/12-05/15/13	60	59
Amvescap PLC 5.900% due 01/15/07	42	43
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	56
ARMS II (Ê) Series 2004-G3, Class A1A 3.340% due 01/10/35	1,791	1,796
Asian Development Bank 4.875% due 02/05/07	250	255
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	105
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	32

Intermediate Fund

20

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Burlington Resources Finance Co. 5.600% due 12/01/06	75	76
Canada Government International Bond 6.750% due 08/28/06	175	182
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	58
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	99
Chile Government International Bond 5.625%-6.875% due 07/23/07-04/28/09	150	160
Conoco Funding Co. 5.450% due 10/15/06	190	194
Deutsche Telekom International Finance BV 3.875%-8.500% due 07/22/08-07/22/13	335	344
Diageo Capital PLC 3.375%-7.250% due 11/19/07-11/01/09	145	156
European Investment Bank 3.000%-4.625% due 03/01/07-06/16/08	850	856
Series GLOB 3.125% due 10/15/07	250	247
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
Finland Government International Bond 4.750% due 03/06/07	115	116
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	102
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	22
HSBC Holdings PLC 7.500% due 07/15/09	150	168
Hydro Quebec Series IF 8.000% due 02/01/13	85	104
Instituto de Credito Oficial 4.625% due 11/29/06	95	96
Inter-American Development Bank 4.375%-6.625% due 03/07/07-09/20/12	445	458
International Bank for Reconstruction & Development 4.375% due 09/28/06	250	253
International Finance Corp. 4.750% due 04/30/07	100	102

	Principal Amount ($) or Shares	Market Value $
Israel Government International Bond 4.625% due 06/15/13	100	99
Italy Government International Bond 4.375%-5.625% due 10/25/06-06/15/12	925	975
Korea Development Bank 4.250%-5.250% due 11/16/06-11/13/07	165	168
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	104
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	148
Malaysia Government International Bond 7.500% due 07/15/11	110	128
Mexico Government International Bond 4.625%-9.875% due 10/08/08-01/15/14	595	680
MTR Corp. 7.500% due 02/04/09	60	67
National Australia Bank, Ltd. 6.600% due 12/10/07	36	38
National Westminster Bank PLC 7.375% due 10/01/09	80	90
Oesterreichische Kontrollbank AG 2.375%-5.125% due 03/20/07-06/16/08	175	176
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	74
Poland Government International Bond 6.250% due 07/03/12	50	55
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of British Columbia 4.625% due 10/03/06	60	61
Province of Manitoba Canada 4.250% due 11/20/06	65	65
Province of New Brunswick 3.500% due 10/23/07	50	49
Province of Ontario 3.625% due 10/21/09	300	295
Province of Quebec 5.750%-7.000% due 01/30/07-02/15/09	200	211
Quebecor World Capital Corp. 6.125% due 11/15/13	50	48
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal KPN NV 8.000% due 10/01/10	100	116

Intermediate Fund

21

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	127
SMBC International Finance NV 8.500% due 06/15/09	60	69
South Africa Government International Bond 7.375% due 04/25/12	115	132
Stora Enso OYJ 7.375% due 05/15/11	5	6
Telecom Italia Capital SA (l) 4.000%-4.950% due 01/15/10-09/30/14	300	294
Telefonica Europe BV 7.750% due 09/15/10	150	172
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	48
Tyco International Group SA 6.000% due 11/15/13	250	270
XL Capital Europe PLC 6.500% due 01/15/12	26	28
		11,244
Mortgage-Backed Securities - 14.1%
Banc of America Large Loan (Ê)(l) Series 2003-BBA, Class A2 3.290% due 11/15/15	1,000	1,000
Bank of America Mortgage Securities (Ê) Series 2005-B, Class 2A1 4.424% due 03/25/35	489	488
Bear Stearns Commercial Mortgage Securities Series 2004-PWR, Class A5 4.978% due 07/11/42	1,000	1,024
Series 2004-T14, Class A4 5.200% due 01/12/41	750	780
Series 2001-TOP, Class A2 6.480% due 02/15/35	330	363
Series 2002-TOP, Class A2 6.460% due 10/15/36	315	350
Series 2002-TOP, Class X2 Interest Only STRIP 0.672% due 10/15/36 (l)	5,666	94
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1, Class A1 3.140% due 02/25/35	900	899
Commercial Mortgage Acceptance Corp. Series 1999-C1, Class A2 7.030% due 06/15/31	712	780

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Pass Through Certificates Series 1999-1, Class A1 6.145% due 05/15/32	148	149
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1, Class A3 6.380% due 12/16/35	500	545
First Union National Bank Commercial Mortgage Series 2001-C4, Class A2 6.223% due 12/12/33	315	343
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A2 5.994% due 12/10/35	1,000	1,062
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1, Class A2 6.465% due 04/15/34	500	550
Heller Financial Commercial Mortgage Asset Series 1999-PH1, Class A1 6.500% due 05/15/31	329	336
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A4 4.404% due 01/12/39	750	736
Series 2001-CIB, Class A3 6.260% due 03/15/33	300	327
Series 2004-C1, Class A2 4.302% due 01/15/38	500	495
Series 2004-FL1, Class A1 3.260% due 04/16/19 (Ê)(l)	1,958	1,959
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246% due 03/15/29	750	724
Series 2005-C1, Class A2 4.310% due 02/15/30	1,000	998
Morgan Stanley Capital I Series 2004-IQ8, Class A5 5.110% due 06/15/40	1,000	1,031
Morgan Stanley Dean Witter Capital I Series 2001-TOP, Class A2 5.900% due 10/15/35	1,000	1,036
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.590% due 03/15/30	20	21
Structured Asset Securities Corp. Series 2005-4XS, Class 3A3 4.470% due 03/25/35	660	653
Series 2005-4XS, Class 3A4 4.790% due 03/25/35	181	178

Intermediate Fund

22

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank Commercial Mortgage Trust Series 2004-C10, Class A4 4.748% due 02/15/41	500	503
Series 2004-C11, Class A2 4.260% due 01/15/41	400	399
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2, Class 2A1 4.564% due 03/25/35	484	488
		18,311
United States Government Agencies - 10.0%
Fannie Mae 2.500%-7.250% due 07/15/07-03/15/13	7,740	7,963
Federal Home Loan Bank System 4.000%-4.250% due 06/13/07-11/02/10	1,200	1,204
Freddie Mac 2.750%-5.300% due 09/15/07-05/12/20	3,900	3,857
		13,024
United States Government Treasuries - 25.3%
United States Treasury Inflation Indexed Bonds 0.875%-3.625% due 01/15/07-01/15/15	4,595	4,835
United States Treasury Notes 3.875%-5.625% due 05/15/08-05/15/15	27,500	28,030
		32,865
Total Long-Term Investments (cost $129,479)		130,628
Options Purchased - 0.0% (Number of Contracts)
	Notional Amount $
Eurodollar Futures Jun 2005 96.50 Call (90)	21,723	18
Total Options Purchased (cost $4)		18

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 22.2%
CAFCO LLC (ç)(ÿ) 3.000% due 06/20/05	2,000	1,997
CXC, Inc. (ç)(ÿ) 3.020% due 06/16/05	3,500	3,496
Edison Asset Securrities Corp. (ç)(ÿ) 2.990% due 06/09/05	4,500	4,497
Fairway Finance Corp. (ç)(ÿ) 3.025% due 06/27/05	3,500	3,492
Fannie Mae (Ê) 2.900% due 02/24/06	1,500	1,493
Federated Investors Prime Cash Obligations Fund	928,023	928
Giro Balanced Funding (ç)(ÿ) 3.035% due 06/20/05	4,000	3,994
Jupiter Sect. (ç)(ÿ) 3.020% due 06/20/05	4,000	3,994
Park Avenue Receivables Corp. Years 1&2 (ç)(ÿ) 3.020% due 06/22/05	4,000	3,993
United States Treasury Bill (ç)(ÿ)(§) 2.693% due 07/14/05	250	249
United States Treasury Note (ç)(ÿ) 2.500% due 05/31/06	750	743
Total Short-Term Investments (cost $28,882)		28,876
Total Investments - 122.8% (identified cost $158,365)		159,522
Other Assets and Liabilities, Net - (22.8%)		(29,663)
Net Assets - 100.0%		129,859

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund

23

SSgA
Intermediate Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 09/05 (70)	16,846	29
expiration date 09/07 (70)	16,769	81
US Treasury Notes 2 Year Notes expiration date 06/05 (155)	32,255	80
Short Positions
Eurodollar Futures expiration date 09/06 (140)	33,579	(123)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		67

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund

24

SSgA
High Yield Bond Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.4%
Corporate Bonds and Notes - 87.3%
Advanstar Communications, Inc. 10.750% due 08/15/10	380	407
AES Corp. (The) 8.750% due 06/15/08	395	423
AES Ironwood LLC 8.857% due 11/30/25	643	723
Ahold Finance USA, Inc. 6.875%-8.250% due 07/15/10-05/01/29	445	451
AK Steel Corp. 7.750%-7.875% due 02/15/09-06/15/12	780	729
Allegheny Energy Supply (l) 8.250% due 04/15/12	635	691
Allied Waste North America Series B 8.875%-9.250% due 04/01/08-09/01/12	308	330
7.250% due 03/15/15 (l)	110	106
7.875% due 04/15/13	300	304
Amerada Hess Corp. 7.875% due 10/01/29	335	412
American Real Estate Partners, LP 8.125% due 06/01/12	465	481
7.125% due 02/15/13 (l)	100	98
Asbury Automotive Group, Inc. 8.000% due 03/15/14	685	652
Aztar Corp. 7.875% due 06/15/14	435	458
BE Aerospace, Inc. 8.500% due 10/01/10	310	336
Borden US Finance Corp. (l) 9.000% due 07/15/14	625	631
Caesars Entertainment, Inc. 8.875% due 09/15/08	800	884
Carriage Services, Inc. (l) 7.875% due 01/15/15	410	421
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	330	366
Charter Communications Operating LLC (l) 8.000% due 04/30/12	200	200
Chesapeake Energy Corp. 6.875%-7.000% due 08/15/14-01/15/16	965	1,011
6.375% due 06/15/15 (l)	120	122
Church & Dwight Co., Inc. (l) 6.000% due 12/15/12	440	440

	Principal Amount ($) or Shares	Market Value $
CMS Energy Corp. 9.875% due 10/15/07	615	667
Community Health Systems, Inc. 6.500% due 12/15/12	450	448
Compass Minerals Group, Inc. 10.000% due 08/15/11	750	817
Consumers Energy Co. 6.300% due 02/01/12	350	343
Corrections Corp. of America (l) 6.250% due 03/15/13	470	455
Coventry Health Care, Inc. 6.125% due 01/15/15	475	473
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	640	608
CSC Holdings, Inc. Series B 7.625% due 04/01/11	995	1,055
DaVita, Inc. (l) 7.250% due 03/15/15	475	477
Delhaize America, Inc. 8.125% due 04/15/11	375	419
Dex Media East LLC 12.125% due 11/15/12	394	472
Dex Media, Inc. 8.000% due 11/15/13	545	579
DirecTV Holdings LLC 8.375% due 03/15/13	520	576
Dole Food Co., Inc. 8.875% due 03/15/11	240	256
DR Horton, Inc. 8.500% due 04/15/12	735	802
Dresser-Rand Group, Inc. (l) 7.375% due 11/01/14	470	461
Echostar DBS Corp. 5.750%-6.375% due 10/01/08-10/01/11	600	604
El Paso Production Holding Co. 7.750% due 06/01/13	670	695
Emmis Operating Co. 6.875% due 05/15/12	405	399
Equistar Chemicals, LP 10.625% due 05/01/11	425	469
Fisher Scientific International, Inc. 6.750% due 08/15/14	315	327
Ford Motor Co. 7.450% due 07/16/31	475	398
Ford Motor Credit Co. 7.000%-7.200% due 06/15/07-10/01/13	1,440	1,387
Foundation Pennsylvania Coal Co. 7.250% due 08/01/14	415	427

High Yield Bond Fund

25

SSgA
High Yield Bond Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FPL Energy National Wind Portfolio (l) 6.125% due 03/25/19	405	397
Friendly Ice Cream Corp. 8.375% due 06/15/12	425	399
General Motors Acceptance Corp. 6.150%-6.750% due 04/05/07-12/01/14	675	609
General Motors Corp. 8.375% due 07/15/33	125	96
Georgia-Pacific Corp. 9.375% due 02/01/13	1,360	1,540
Goodman Global Holding Co., Inc. (Ê)(l) 5.760% due 06/15/12	315	301
Gray Television, Inc. 9.250% due 12/15/11	245	267
Hanover Compressor Co. 8.625% due 12/15/10	115	118
Hanover Equipment Trust Series A 8.500% due 09/01/08	120	124
HCA, Inc. 6.375%-7.500% due 07/15/13-11/06/33	1,765	1,815
Holly Energy Partners, LP (l) 6.250% due 03/01/15	480	458
Hornbeck Offshore Services, Inc. Series B 6.125% due 12/01/14	640	638
Host Marriott, LP (ö) Series M 7.000% due 08/15/12	345	354
Series G 9.250% due 10/01/07	610	660
Houghton Mifflin Co. 8.250%-9.875% due 02/01/11-02/01/13	515	537
Huntsman International LLC Series* 10.125% due 07/01/09	253	262
ISP Holdings, Inc. Series B 10.625% due 12/15/09	385	411
Jacuzzi Brands, Inc. 9.625% due 07/01/10	570	616
JC Penney Co., Inc. 7.125% due 11/15/23	645	668
Series MTNA 6.875% due 10/15/15	20	21
John Q Hammons Hotels, LP Series B 8.875% due 05/15/12	715	778

	Principal Amount ($) or Shares	Market Value $
KB Home 7.750% due 02/01/10	305	319
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	385	362
L-3 Communications Corp. 6.125%-7.625% due 06/15/12-07/15/13	750	746
Lucent Technologies, Inc. 6.450% due 03/15/29	400	346
Lyondell Chemical Co. 10.875% due 05/01/09	1,010	1,045
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	488	537
Massey Energy Co. 6.625% due 11/15/10	545	553
MCI, Inc. 7.688%-8.735% due 05/01/09-05/01/14	1,223	1,359
MGM Mirage 8.375% due 02/01/11	885	956
Midwest Generation LLC 8.560% due 01/02/16	1,185	1,286
Nalco Co. 7.750%-8.875% due 11/15/11-11/15/13	305	319
Nevada Power Co. Series E 10.875% due 10/15/09	675	758
Newark Group, Inc. 9.750% due 03/15/14	490	412
Newfield Exploration Co. 6.625% due 09/01/14	525	537
Nextel Communications, Inc. 5.950%-7.375% due 10/31/13-08/01/15	1,345	1,428
Nextel Partners, Inc. 8.125% due 07/01/11	240	261
Nextmedia Operating, Inc. 10.750% due 07/01/11	485	529
Norcraft Cos., LP 9.000% due 11/01/11	475	477
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	330	356
Owens-Illinois, Inc. 7.500% due 05/15/10	520	549
Paxson Communications Corp. 10.750% due 07/15/08	430	421
Peabody Energy Corp. Series B 6.875% due 03/15/13	425	446
Pinnacle Entertainment, Inc. 8.250% due 03/15/12	400	402

High Yield Bond Fund

26

SSgA
High Yield Bond Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PolyOne Corp. 10.625% due 05/15/10	420	455
PQ Corp. (l) 7.500% due 02/15/13	320	309
Qwest Corp. (l) 7.875% due 09/01/11	160	166
Qwest Services Corp. (l) 13.500% due 12/15/10	785	895
Radio One, Inc. (l) 6.375% due 02/15/13	160	158
Range Resources Corp. 6.375% due 03/15/15	315	307
Reader's Digest Association, Inc. (The) 6.500% due 03/01/11	445	441
Reliant Energy, Inc. 9.500% due 07/15/13	415	452
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	395	448
Rite Aid Corp. 9.500% due 02/15/11	525	541
Riviera Holdings Corp. 11.000% due 06/15/10	550	604
Rockwood Specialties Group, Inc. (l) 7.500% due 11/15/14	380	361
Roseton/Danskammer Series B 7.670% due 11/08/16	600	565
Scientific Games Corp. (l) 6.250% due 12/15/12	450	441
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	395	419
Smurfit-Stone Container Enterprises, Inc. 8.375% due 07/01/12	490	489
Sovereign Capital Trust 9.000% due 04/01/27	280	310
Starwood Hotels & Resorts Worldwide, Inc. (ö) 7.875% due 05/01/12	240	268
Station Casinos, Inc. 6.500% due 02/01/14	665	673
Stewart Enterprises, Inc. (l) 6.250% due 02/15/13	480	467
Tenet Healthcare Corp. 9.875% due 07/01/14	175	188
9.250% due 02/01/15 (l)	375	386
Tenneco Automotive, Inc. Series B 10.250% due 07/15/13	490	546
Terex Corp. Series B 10.375% due 04/01/11	335	363

	Principal Amount ($) or Shares	Market Value $
Thornburg Mortgage, Inc. 8.000% due 05/15/13	495	493
TransDigm, Inc. 8.375% due 07/15/11	490	510
TRW Automotive, Inc. 9.375% due 02/15/13	608	657
TXU Corp. (l) 5.550%-6.550% due 11/15/14-11/15/34	745	716
UbiquiTel Operating Co. 9.875% due 03/01/11	360	389
UGS Corp. 10.000% due 06/01/12	515	566
United Rentals North America, Inc. 7.750% due 11/15/13	760	752
United States Steel Corp. 9.750% due 05/15/10	462	505
Visteon Corp. 8.250% due 08/01/10	285	264
Warnaco, Inc. 8.875% due 06/15/13	710	774
Warner Chilcott Corp. (l) 8.750% due 02/01/15	305	294
Waterford Gaming LLC (l) 8.625% due 09/15/12	692	737
WCI Communities, Inc. 9.125% due 05/01/12	565	588
Western Financial Bank 9.625% due 05/15/12	430	467
Western Wireless Corp. 9.250% due 07/15/13	165	188
Williams Cos., Inc. 8.125%-8.750% due 03/15/12-03/15/32	620	720
Witco Corp. 6.875% due 02/01/26	425	408
Wynn Las Vegas LLC (l) 6.625% due 12/01/14	460	442
Xerox Corp. 7.625% due 06/15/13	785	856
		70,341
International Debt - 8.1%
Abitibi-Consolidated, Inc. 7.750%-8.500% due 06/15/11-08/01/29	845	785
Advertising Directory Solutions, Inc. (l) 9.250% due 11/15/12	410	429
Bowater Canada Finance 7.950% due 11/15/11	480	492

High Yield Bond Fund

27

SSgA
High Yield Bond Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CanWest Media, Inc. (l) 8.000% due 09/15/12	636	661
Crown European Holdings SA 9.500% due 03/01/11	430	471
Elan Finance PLC (l) 7.750% due 11/15/11	305	264
Intrawest Corp. 7.500% due 10/15/13	810	818
JSG Funding PLC 9.625% due 10/01/12	725	709
Noble Group, Ltd. (l) 6.625% due 03/17/15	475	436
Novelis, Inc. (l) 7.250% due 02/15/15	480	470
Rogers Cable, Inc. 6.750% due 03/15/15	295	295
Rogers Wireless Communications, Inc. 7.250% due 12/15/12	650	695
		6,525
Total Long-Term Investments (cost $75,907)		76,866
Warrants & Rights - 0.1%
Consumer Discretionary - 0.1%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)(l)	500	31
Total Warrants & Rights (cost $101)		31
Short-Term Investments - 5.2%
American Beacon Money Market Fund	849,827	850
Federated Investors Prime Cash Obligations Fund	3,368,900	3,369
Total Short-Term Investments (cost $4,219)		4,219
Total Investments - 100.7% (identified cost $80,227)		81,116
Other Assets and Liabilities, Net - (0.7%)		(585)
Net Assets - 100.0%		80,531

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund

28

SSgA

Fixed Income Funds

Notes to Schedules of Investments - May 31, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(Ú)  This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

29

SSgA

Fixed Income Funds

Notes to Quarterly Reports - May 31, 2005 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of May 31, 2005, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Reports

30

SSgA
Fixed Income Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

Federal Income Taxes

As of May 31, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$247,754,982	$280,151,745	$158,390,942	$82,945,204
Gross Tax Unrealized Appreciation	800,882	5,172,874	1,719,309	2,094,653
Gross Tax Unrealized Depreciation	(137,046)	(503,078)	(588,727)	(1,239,660)
Net Tax Unrealized Appreciation (Depreciation)	$663,836	$4,669,796	$1,130,582	$854,993

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in two ways: hedging, and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the

Notes to Quarterly Reports

31

SSgA
Fixed Income Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the period ended May 31, 2005 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at September 1, 2004	-	$-	-	$-
Written	1,377	253,005	588	110,857
Closed	(1,322)	(250,606)	(568)	(109,984)
Expired	(55)	(2,399)	(20)	(873)
Outstanding at May 31, 2005	-	$-	-	$-

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least

Notes to Quarterly Reports

32

SSgA
Fixed Income Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2005, there were no outstanding securities on loan and no securities lending income earned during the year.

4. Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of May 31, 2005, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $23,545,621 in the SSgA Prime Money Market Fund.

5. Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of May 31, 2005:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Yield Plus Fund - 11.9%
Bear Stearns Commercial Mortgage Securities	06/17/04	4,000,000	100.00	4,000	4,009
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	146,407,800	1.66	2,430	2,574
GE Business Loan Trust	12/10/03	4,609,891	100.00	4,610	4,650
GE Business Loan Trust	06/03/04	2,847,760	100.00	2,848	2,865
Istar Asset Receivables Trust	09/11/03	4,537,093	100.03	4,538	4,538
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	4,894,210	100.00	4,894	4,898
MMCA Wholesale Master Owner Trust	07/29/04	4,800,000	100.04	4,802	4,796
Morgan Stanley Capital I	09/17/03	45,560,000	3.89	1,774	1,744
					30,074
Bond Market Fund - 3.5%
AXA Equitable Life Insurance Co.	01/04/05	115,000	104.64	120	138
Banc of America Large Loan	01/26/05	4,000,000	100.08	4,003	4,001
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,915,368	100.00	3,915	3,918
Telecom Italia Capital SA	09/28/04	250,000	99.76	249	243
Thermo Electron Corp.	05/24/05	150,000	99.73	150	150
					8,450

Notes to Quarterly Reports

33

SSgA
Fixed Income Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Intermediate Fund - 2.7%
Banc of America Large Loan	01/26/05	1,000,000	100.08	1,001	1,000
Bear Stearns Commercial Mortgage Securities	03/08/02	5,666,000	3.45	195	94
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,957,684	100.00	1,958	1,959
Telecom Italia Capital SA	09/28/04	100,000	99.76	100	97
Telecom Italia Capital SA	09/28/04	200,000	99.67	199	197
Thermo Electron Corp.	05/24/05	100,000	99.73	100	100
					3,447
High Yield Bond Fund - 16.5%
Advertising Directory Solutions, Inc.	10/28/04	410,000	102.28	419	429
Allegheny Energy Supply	03/10/03	635,000	94.88	602	691
Allied Waste North America	03/03/05	110,000	100.00	110	106
American Real Estate Partners, LP	02/18/05	100,000	101.46	101	98
Borden US Finance Corp.	12/10/04	625,000	110.66	692	631
CanWest Media, Inc.	11/23/04	635,954	106.47	677	661
Carriage Services, Inc.	01/20/05	410,000	102.02	418	421
Charter Communications Operating LLC	05/18/05	200,000	97.01	194	200
Chesapeake Energy Corp.	12/01/04	120,000	99.09	119	122
Church & Dwight Co., Inc.	12/15/04	440,000	98.88	435	440
Corrections Corp. of America	03/08/05	470,000	100.00	470	455
DaVita, Inc.	03/15/05	475,000	100.42	477	477
Dresser-Rand Group, Inc.	10/14/04	470,000	101.34	476	461
Elan Finance PLC	11/10/04	305,000	105.37	321	264
FPL Energy National Wind Portfolio	02/17/05	405,000	100.57	407	397
Goodman Global Holding Co., Inc.	12/15/04	315,000	100.76	317	301
Holly Energy Partners, LP	02/11/05	480,000	100.29	481	458
Knowledge Learning Corp., Inc.	01/28/05	385,000	100.04	385	362
Noble Group, Ltd.	03/10/05	475,000	99.07	470	436
Novelis, Inc.	01/28/05	480,000	100.73	483	470
PQ Corp.	02/03/05	320,000	101.09	323	309
Qwest Corp.	08/12/04	160,000	98.79	158	166
Qwest Services Corp.	03/25/04	785,000	111.71	877	895
Radio One, Inc.	02/04/05	160,000	100.00	160	158
Rockwood Specialties Group, Inc.	11/05/04	380,000	102.76	391	361
Scientific Games Corp.	02/02/05	450,000	100.06	450	441
Stewart Enterprises, Inc.	02/02/05	480,000	100.00	480	467
Tenet Healthcare Corp.	01/25/05	375,000	98.44	369	386
TXU Corp.	04/20/05	410,000	96.49	396	394
TXU Corp.	02/15/05	335,000	104.10	349	322
Warner Chilcott Corp.	01/13/05	305,000	100.36	306	294
Waterford Gaming LLC	06/06/03	692,000	100.00	692	737
Wynn Las Vegas LLC	11/22/04	460,000	98.74	454	442
XM Satellite Radio Holdings, Inc. 2010 Warrants	08/31/00	500	202.37	101	31
					13,283

Notes to Quarterly Reports

34

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

35

FIQR-5/05

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

May 31, 2005

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 84.4%
Brazil - 8.8%
All America Latina Logistica SA	185,100	5,370
Aracruz Celulose SA ADR	42,444	1,429
Banco Bradesco SA ADR	210,915	6,743
Cia de Bebidas das Americas ADR (Ñ)	84,899	2,563
Cia de Concessoes Rodoviarias	172,600	4,165
Cia Energetica de Minas Gerais ADR (Ñ)	60,866	1,840
Cia Vale do Rio Doce ADR (Ñ)	456,514	11,267
Diagnosticos da America SA (Æ)	308,553	3,751
Localiza Rent A Car (Æ)	577,400	2,648
Petroleo Brasileiro SA ADR	552,528	23,151
Petroleo Brasileiro SA ADR (Ñ)	191,365	9,032
Porto Seguro SA	298,961	2,792
Submarino SA (Æ)	216,200	1,606
Tele Centro Oeste Celular Participacoes SA ADR (Ñ)	166,604	1,788
Tele Norte Leste Participacoes SA ADR (Ñ)	211,024	3,218
Tim Participacoes SA ADR (Ñ)	111,376	1,754
Votorantim Celulose e Papel SA ADR (Ñ)	148,009	1,775
		84,892
China - 3.4%
Byd Co., Ltd. Class H (Ñ)	294,000	678
China International Marine Containers Co., Ltd. Class B	2,082,200	2,625
China Life Insurance Co., Ltd. Class H (Æ)(Ñ)	2,075,000	1,374
China Petroleum & Chemical Corp. Class H (Ñ)	9,633,000	3,529
China Techfaith Wireless Communication Technology, Ltd. ADR (Æ)	21,100	367
China Telecom Corp., Ltd.	8,318,000	2,913
Datang International Power Generation Co., Ltd. Class H (Ñ)	1,684,000	1,234
Huadian Power International Co. Class H	5,258,000	1,453
Huaneng Power International, Inc. Class H (Ñ)	1,244,000	887
PetroChina Co., Ltd.	11,664,000	7,496
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	1,095,500	1,711
Shenzhen Chiwan Wharf Holdings, Ltd. Class B (Æ)	613,650	1,391
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	1,040,000	348
Weichai Power Co., Ltd. Class H (Ñ)	753,000	2,395
Weiqiao Textile Co. Class H (Ñ)	645,000	883

	Principal Amount ($) or Shares	Market Value $
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,276,800	2,632
ZTE Corp. Class H (Æ)	240,900	729
		32,645
Egypt - 1.9%
Commercial International Bank	107,690	818
Egyptian Co. for Mobile Services	73,261	2,139
Orascom Construction Industries (Æ)	208,355	5,034
Orascom Telecom Holding SAE	38,434	3,389
Orascom Telecom Holding SAE GDR (l)	175,271	7,449
		18,829
Hong Kong - 3.0%
China Merchants Holdings International Co., Ltd.	1,014,000	1,896
China Mobile Hong Kong, Ltd.	3,721,200	13,583
China National Aviation Co., Ltd.	3,192,000	718
CITIC International Financial Holdings, Ltd. (Ñ)	1,314,000	486
Citic Pacific, Ltd.	374,000	1,046
CNOOC, Ltd.	10,607,500	5,828
Cofco International, Ltd.	1,430,000	657
Denway Motors, Ltd. (Ñ)	3,788,000	1,339
Lifestyle International Holdings, Ltd. (Ñ)	823,000	1,254
Shanghai Industrial Holdings, Ltd.	483,000	937
Skyworth Digital Holdings, Ltd. (ß)	966,000	37
Tencent Holdings, Ltd.	1,955,000	1,395
		29,176
Hungary - 2.6%
BorsodChem Rt.	84,975	871
Egis Rt.	12,811	1,103
FHB Land Credit and Mortgage Bank Rt	15,359	906
Gedeon Richter Rt.	7,820	1,021
Magyar Telekom Rt	447,521	1,736
Mol Magyar Olaj- es Gazipari Rt.	111,728	8,324
OTP Bank Rt.	351,923	10,928
		24,889
India - 1.1%
Arvind Mills, Ltd. (Æ)	462,000	1,500
Housing Development Finance Corp.	23,465	409
ICICI Bank, Ltd.	36,803	330
ICICI Bank, Ltd. ADR (Ñ)	18,400	357
Infosys Technologies, Ltd.	34,660	1,783
Jet Airways Ltd. (Æ)	75,064	2,299
Ranbaxy Laboratories, Ltd.	76,526	1,926
Raymond, Ltd.	94,642	744

Emerging Markets Fund

3

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Reliance Industries, Ltd.	43,180	528
Satyam Computer Services, Ltd. ADR (Ñ)	7,751	192
Sterling Biotech, Ltd.	338,516	621
		10,689
Indonesia - 4.5%
Astra International Tbk PT	7,540,620	9,269
Bank Central Asia Tbk PT	13,312,000	4,860
Bank Mandiri Persero Tbk PT	23,402,000	4,081
Bank Rakyat Indonesia	16,750,500	5,104
Indonesian Satellite Corp. Tbk PT	9,762,500	5,077
Telekomunikasi Indonesia Tbk PT	30,612,500	14,956
		43,347
Ireland - 0.3%
Dragon Oil PLC (Æ)	1,704,770	2,858
Israel - 1.6%
Retalix, Ltd. (Æ)(Ñ)	23,700	573
Teva Pharmaceutical Industries, Ltd. ADR	452,378	15,096
		15,669
Luxembourg - 0.4%
Tenaris SA ADR	53,100	3,704
Mexico - 7.4%
Alfa SA de CV Series A	613,600	3,523
America Movil SA de CV	3,040,500	8,604
America Movil SA de CV ADR Series L	157,090	8,904
Cemex SA de CV	402,967	3,066
Cemex SA de CV ADR	161,677	6,176
Consorcio ARA SA de CV	437,500	1,423
Corp GEO SA de CV Series B (Æ)	578,415	1,368
Fomento Economico Mexicano SA de CV	328,200	1,793
Fomento Economico Mexicano SA de CV ADR	63,000	3,449
Grupo Aeroportuario del Sureste SA de CV Series B	575,400	1,721
Grupo Financiero Banorte SA de CV Class O	324,473	2,161
Grupo Financiero Inbursa SA Series O	787,100	1,678
Grupo Mexico SA de CV Series B	462,999	2,186
Grupo Televisa SA ADR	112,904	6,774
Telefonos de Mexico SA de CV Series L	1,444,400	1,335
Telefonos de Mexico SA de CV ADR	471,456	8,797
Urbi Desarrollos Urbanos SA de CV (Æ)	434,800	2,377
Wal-Mart de Mexico SA de CV Series L	1,064,873	4,036
Wal-Mart de Mexico SA de CV ADR (Ñ)	70,104	2,649
		72,020

	Principal Amount ($) or Shares	Market Value $
Pakistan - 0.7%
Fauji Fertilizer Co., Ltd.	283,600	662
National Bank of Pakistan	826,800	1,280
Pakistan State Oil Co., Ltd.	400,000	2,411
Pakistan Telecommunication Co., Ltd.	2,173,500	2,442
		6,795
Philippines - 0.2%
Philippine Long Distance Telephone ADR (Ñ)	74,900	2,033
Poland - 0.7%
Agora SA	73,152	1,483
Polski Koncern Naftowy Orlen	171,036	2,331
Powszechna Kasa Oszczednosci Bank Polski SA	209,419	1,637
Telekomunikacja Polska SA	250,896	1,395
		6,846
Russia - 4.0%
AFK Sistema GDR (Æ)	75,458	1,237
Cherepovets MK Severstal	85,211	681
LUKOIL ADR (Ñ)	398,694	13,855
MMC Norilsk Nickel ADR (Ñ)	48,053	2,801
Novolipetsk Iron and Steel Corp.	1,030,871	1,263
Sberbank RF	4,694	3,084
Surgutneftegaz ADR (Ñ)	198,254	7,623
Tatneft	948,628	1,613
Unified Energy System	6,539,726	1,903
Vimpel-Communications ADR (Æ)(Ñ)	69,854	2,587
Vismpo-Avisma Corp.	15,477	1,648
		38,295
Singapore - 0.1%
China Yuchai International, Ltd.	56,100	749
South Africa - 6.6%
ABSA Group, Ltd.	135,581	1,641
African Bank Investments, Ltd.	606,963	1,471
Barloworld, Ltd.	212,100	2,741
Bidvest Group, Ltd.	138,241	1,403
Edgars Consolidated Stores, Ltd.	20,772	811
FirstRand, Ltd.	1,986,153	3,989
Impala Platinum Holdings, Ltd.	23,217	1,943
Imperial Holdings, Ltd.	152,740	2,238
JD Group, Ltd.	263,612	2,327
Kumba Resources, Ltd.	212,649	2,092
Liberty Group, Ltd.	108,109	984
Massmart Holdings, Ltd.	268,985	1,669
Metropolitan Holdings, Ltd.	1,084,557	1,513
Mittal Steel South Africa, Ltd.	175,244	1,299

Emerging Markets Fund

4

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MTN Group, Ltd.	792,063	5,216
Naspers, Ltd.	153,449	1,881
Remgro, Ltd.	69,194	1,057
Reunert, Ltd.	145,913	784
Sanlam, Ltd.	1,395,370	2,295
Sappi, Ltd.	116,117	1,119
Sasol, Ltd.	354,001	8,737
Shoprite Holdings, Ltd.	372,437	771
Standard Bank Group, Ltd.	731,133	6,649
Steinhoff International Holdings, Ltd.	1,054,886	2,091
Telkom SA, Ltd.	177,788	2,899
Tiger Brands, Ltd. (Æ)	93,557	1,484
Truworths International, Ltd.	1,176,400	2,893
		63,997
South Korea - 17.7%
CJ Home Shopping	25,751	2,012
Daelim Industrial Co.	58,160	2,800
Dongbu Insurance Co., Ltd.	216,010	1,837
Hana Bank	115,050	2,935
Hanjin Shipping Co., Ltd.	79,030	2,122
Hankook Tire Co., Ltd.	184,140	2,093
Hanwha Chem Corp.	262,010	2,835
Hyundai Department Store Co., Ltd.	46,744	2,215
Hyundai Mipo Dockyard	60,460	3,835
Hyundai Mobis	69,450	4,591
Hyundai Motor Co.	167,890	9,448
Kookmin Bank	261,379	11,493
Korea Electric Power Corp.	261,560	7,736
Korea Kumho Petrochemical	61,330	1,096
KT Corp. ADR	221,295	4,632
KT&G Corp.	129,580	4,643
LG Chem, Ltd.	65,710	2,397
LG Electronics, Inc.	52,515	3,815
NCSoft Corp. (Æ)	13,670	1,198
Nong Shim Co., Ltd.	6,050	1,829
Poongsan Corp.	95,870	1,208
POSCO	77,980	13,932
Samsung Corp.	197,930	2,721
Samsung Electronics Co., Ltd.	101,211	49,124
Samsung Fire & Marine Insurance Co., Ltd.	33,247	2,491
Samsung SDI Co., Ltd.	32,590	3,118
Shinhan Financial Group Co., Ltd.	293,580	7,518
SK Corp.	134,960	7,019
SK Telecom Co., Ltd.	44,440	8,138
		170,831
Taiwan - 11.7%
Acer, Inc.	1,890,628	3,587

	Principal Amount ($) or Shares	Market Value $
Advanced Semiconductor Engineering, Inc. (Æ)	1,551,677	1,130
Asia Optical Co., Inc. (Æ)	140,000	951
Asustek Computer, Inc.	1,589,013	4,387
AU Optronics Corp.	3,294,100	5,461
Benq Corp. (Æ)	830,520	858
Cathay Financial Holding Co., Ltd.	3,014,733	5,767
China Steel Corp.	3,304,614	3,224
Chinatrust Financial Holding Co.	4,027,516	4,539
Chunghwa Telecom Co., Ltd.	1,287,000	2,536
Compal Electronics, Inc.	1,434,554	1,377
D-Link Corp. (Æ)	619,000	750
Delta Electronics, Inc.	1,325,008	2,150
Eva Airways Corp. (Æ)	1,936,000	963
Evergreen Marine Corp.	916,966	823
Far Eastern Department Stores Co., Ltd.	2,095,000	1,152
Far Eastern Textile Co., Ltd.	2,770,520	2,085
Far EasTone Telecommunications Co., Ltd. (Æ)	642,000	820
First Financial Holding Co., Ltd. (Æ)	2,757,000	2,246
Formosa Chemicals & Fibre Co.	2,315,573	4,201
Formosa Plastics Corp.	1,505,000	2,562
HON HAI Precision Industry	1,564,081	8,203
Lite-On Technology Corp.	1,574,712	1,689
MediaTek, Inc.	497,000	4,294
Mega Financial Holding Co., Ltd.	6,512,000	4,235
Nan Ya Plastics Corp.	3,084,044	4,223
Nien Hsing Textile Co., Ltd.	457,000	382
Nien Made Enterprises (Æ)	609,000	979
Novatek Microelectronics Corp., Ltd. (Æ)	324,000	1,534
Phoenixtec Power Co., Ltd.	1,007,000	1,008
Polaris Securities Co., Ltd.	2,345,188	1,092
Powerchip Semiconductor Corp.	1,687,082	1,146
Quanta Computer, Inc.	433,359	793
Siliconware Precision Industries Co.	1,655,100	1,578
Taishin Financial Holdings Co., Ltd.	2,284,212	1,977
Taiwan Cement Corp.	2,627,960	1,496
Taiwan Mobile Co., Ltd.	1,018,000	1,019
Taiwan Semiconductor Manufacturing Co., Ltd.	10,340,702	18,759
Tripod Technology Corp. (Æ)	590,000	1,040
United Microelectronics Corp. (Æ)	4,026,940	2,722
Wan Hai Lines, Ltd.	1,809,500	1,713
Yuanta Core Pacific Securities Co.	1,624,719	1,166
Yuen Foong Yu Paper Manufacturing Co., Ltd.	7,000	3
		112,620

Emerging Markets Fund

5

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thailand - 4.4%
Advanced Info Service PCL	1,418,000	3,263
Bangkok Bank PCL	1,573,000	4,264
Kasikornbank PCL	3,609,100	4,975
Krung Thai Bank PCL	12,541,700	2,840
Land and Houses PCL	6,711,200	1,239
PTT PCL	1,726,133	8,369
Seamico Securities PCL	3,147,800	411
Shin Corp. PCL	3,508,600	3,195
Siam Cement PCL	942,800	5,409
Thai Oil PCL	1,969,218	2,835
Thai Olefins PCL	1,212,900	1,821
Total Access Communication PCL (Æ)	507,600	1,447
True Corp. PCL (Æ)	11,678,400	2,472
		42,540
Turkey - 2.0%
Akbank TAS	534,010	2,857
Alarko Holding AS	43,714	1,410
Anadolu Efes Biracilik Ve Malt Sanayii AS	58,640	1,171
Denizbank AS	467,793	1,536
Dogan Yayin Holding (Æ)	435,506	996
Eregli Demir ve Celik Fabrikalari TAS	247,683	998
Finansbank (Æ)	652,851	2,320
Migros Turk TAS	126,346	982
Tupras Turkiye Petrol Rafine	130,228	1,661
Turkcell Iletisim Hizmet AS	299,304	1,557
Turkiye Garanti Bankasi AS (Æ)	404,868	1,528
Turkiye Is Bankasi	440,518	2,389
		19,405
United Kingdom - 1.1%
Anglo American PLC	308,811	7,309
Burren Energy PLC	172,367	1,661
Old Mutual PLC	696,000	1,475
		10,445
United States - 0.2%
Mechel Steel Group ADR	74,183	1,980
Total Common Stocks (cost $591,208)		815,254
Preferred Stocks - 5.6%
Brazil - 3.7%
Banco Bradesco SA	78,544	2,528
Banco Itau Holding Financeira SA	75,657	13,314
Bradespar SA	156,636	2,633
Brasil Telecom SA	815,258	3

	Principal Amount ($) or Shares	Market Value $
Cia Energetica de Minas Gerais	82,000,000	2,485
Investimentos Itau SA	767,000	1,566
Perdigao SA	158,000	3,308
Telemar Norte Leste SA	92,200	2,154
Ultrapar Participacoes SA	120,000,000	2,067
Usinas Siderurgicas de Minas Gerais SA	284,800	5,331
		35,389
South Korea - 1.9%
Hyundai Motor Co.	53,770	1,977
LG Electronics, Inc.	103,900	4,280
Samsung Electronics Co., Ltd.	38,160	12,177
		18,434
Total Preferred Stocks (cost $31,708)		53,823
Warrants & Rights – 0.0%
Brazil – 0.0%
Investimentos Itau SA Rights (Æ)	5,946	2
Total Warrants & Rights (cost $0)		2
Short-Term Investments - 5.8%
United Kingdom - 0.8%
HBOS Treasury Services PLC (l)(Ê) 3.200% due 01/26/06	8,000	8,004
United States - 5.0%
American Honda Finance Corp. 1 (l)(Ê) 3.170% due 03/07/06	17,500	17,537
General Electric Capital Corp. Series MTNA (Ê) 3.090% due 03/29/06	11,000	11,003
Merrill Lynch & Co., Inc. (Ê) Series MTNB (ÿ)(§) 3.559% due 05/26/06	5,000	5,014
Series MTNC 3.354% due 05/25/06	2,500	2,502
SSgA Prime Money Market Fund	11,544,292	11,544
		47,600
Total Short-Term Investments (cost $55,595)		55,604

Emerging Markets Fund

6

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 6.0%
State Street Navigator Securities Prime Lending Portfolio (Ω)	57,732,337	57,732
Total Other Securities (cost $57,732)		57,732
Total Investments - 101.8% (identified cost $736,243)		982,415
Other Assets and Liabilities, Net - (1.8%)		(17,158)
Net Assets - 100.0%		965,257

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 06/05 (1,221)	30,684	526
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		526

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	637	GBP	350	06/02/05	(1)
USD	8,082	INR	362,500	08/22/05	191
USD	846	ZAR	5,293	08/22/05	(75)
USD	8,917	ZAR	55,037	08/22/05	(903)
USD	9,187	ZAR	59,054	08/22/05	(588)
USD	9,766	ZAR	63,413	08/22/05	(532)
CZK	99,698	USD	4,102	06/01/05	60
ZAR	62,944	USD	10,261	08/22/05	1,096
			Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts		(752)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

7

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.7	64,239
Consumer Staples	3.0	29,334
Energy	12.3	118,334
Financials	18.5	178,884
Health Care	2.4	22,897
Industrials	11.9	114,810
Information Technology	7.2	69,624
Materials	11.5	110,560
Telecommunication Services	14.7	142,854
Utilities	1.8	17,541
Warrants and Rights	-	2
Short-Term Investments	5.8	55,604
Other Securities	6.0	57,732
Total Investments	101.8	982,415
Other Assets and Liabilities, Net	(1.8)	(17,158)
Net Assets	100.0	965,257

Geographic Diversification	% of Net Assets	Market Value $
Africa	6.6	63,997
Asia	48.7	469,859
Europe	9.9	95,997
Latin America	19.9	192,301
Middle East	3.6	34,498
United Kingdom	1.1	10,445
United States	0.2	1,980
Warrants and Rights	-	2
Short-Term Investments	5.8	55,604
Other Securities	6.0	57,732
Total Investments	101.8	982,415
Other Assets and Liabilities, Net	(1.8)	(17,158)
Net Assets	100.0	965,257

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

8

SSgA
Emerging Markets Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Index Swaps

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Merrill Lynch	1,991	3 Month USD LIBOR- BBA minus 2.25%	11/01/05	166
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	4,600	3 Month USD LIBOR- BBA minus 3.50%	04/07/06	672
MSCI India Gross Dividends Reinvested	Merrill Lynch	5,452	3 Month USD LIBOR- BBA minus 2.00%	12/13/05	(112)
MSCI India Gross Dividends Reinvested	Morgan Stanley	2,500	3 Month USD LIBOR- BBA minus 2.50%	04/28/06	170
MSCI Korea Gross Dividends Reinvested	Merrill Lynch	6,276	3 Month USD LIBOR- BBA minus 2.25%	09/30/05	90
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,438	3 Month USD LIBOR- BBA minus 2.50%	08/09/05	91
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,053	3 Month USD LIBOR- BBA minus 2.00%	03/07/06	(72)
MSCI Poland Total Return Index Swap	Morgan Stanley	4,217	3 Month USD LIBOR- BBA minus 4.00%	06/22/05	(272)
MSCI Poland Total Return Index Swap	Merrill Lynch	2,598	3 Month USD LIBOR- BBA minus 2.50%	07/22/05	(79)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	1,152	3 Month USD LIBOR- BBA minus 3.00%	01/10/06	(73)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	3,000	3 Month USD LIBOR- BBA minus 3.50%	04/07/06	(175)
MSCI Taiwan Index Price Return Index	Merrill Lynch	9,023	3 Month USD LIBOR- BBA minus 2.50%	06/02/05	(327)
MSCI Taiwan Index Price Return Index	Merrill Lynch	4,845	3 Month USD LIBOR- BBA minus 4.00%	08/08/05	16
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	2,962	3 Month USD LIBOR- BBA minus 2.50%	01/24/06	(64)
		Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts			31

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

9

SSgA
International Stock Selection Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.7%
Australia - 2.1%
Qantas Airways, Ltd.	755,524	1,838
Rio Tinto, Ltd. (Ñ)	21,742	699
Santos, Ltd.	65,216	497
Woolworths, Ltd. (Ñ)	114,724	1,392
		4,426
Austria - 1.7%
OMV AG	10,085	3,537
Belgium - 2.2%
Dexia (Ñ)	111,409	2,417
KBC Group NV (Ñ)	27,609	2,239
		4,656
Denmark - 1.2%
William Demant Holding (Æ)(Ñ)	51,000	2,441
Finland - 2.1%
Nokia OYJ	269,791	4,528
France - 13.3%
Axa SA (Ñ)	90,158	2,198
BNP Paribas (Ñ)	50,167	3,374
Cap Gemini SA (Æ)(Ñ)	65,395	2,085
Christian Dior SA (Ñ)	17,931	1,302
France Telecom SA (Ñ)	79,724	2,283
Peugeot SA (Ñ)	20,165	1,208
Renault SA (Ñ)	15,947	1,365
Sanofi-Aventis (Ñ)	49,821	4,494
Schneider Electric SA (Ñ)	22,608	1,663
Societe Generale (Ñ)	37,836	3,718
Suez SA (Ñ)	52,310	1,406
Total SA (Ñ)	14,329	3,165
		28,261
Germany - 11.3%
Allianz AG	30,887	3,639
BASF AG (Ñ)	43,664	2,897
Continental AG (Ñ)	30,795	2,182
Deutsche Bank AG (Ñ)	24,662	1,917
Deutsche Post AG	83,894	1,969
Deutsche Telekom AG (Ñ)	137,042	2,546
E.ON AG (Ñ)	35,037	3,034
Muenchener Rueckversicherungs AG (Ñ)	25,713	2,813
SAP AG (Ñ)	12,851	2,119
Stada Arzneimittel AG	30,051	925
		24,041

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 2.2%
Esprit Holdings, Ltd.	317,500	2,275
Sun Hung Kai Properties, Ltd.	205,000	1,956
Tencent Holdings, Ltd.	689,000	492
		4,723
Italy - 1.2%
Banca Intesa SpA (Ñ)	329,713	1,541
ENI SpA (Ñ)	43,402	1,109
		2,650
Japan - 19.1%
Amada Co., Ltd.	300,000	2,048
Asahi Breweries, Ltd.	149,800	1,823
Chubu Electric Power Co., Inc. (Ñ)	67,700	1,572
Dai Nippon Printing Co., Ltd.	84,000	1,331
Daiichi Pharmaceutical Co., Ltd.	85,200	1,915
Hitachi, Ltd.	138,000	829
Hoya Corp.	8,900	995
Itochu Corp.	217,000	1,054
Japan Tobacco, Inc.	264	3,454
JFE Holdings, Inc.	34,200	862
Kawasaki Kisen Kaisha, Ltd. (Ñ)	274,000	1,631
Kuraray Co., Ltd.	273,500	2,432
Makita Corp. (Ñ)	60,000	1,172
Mazda Motor Corp. (Ñ)	399,000	1,507
Mitsubishi Corp. (Ñ)	235,000	3,116
Mitsubishi Electric Corp. (Ñ)	423,000	2,307
Mitsubishi Gas Chemical Co., Inc.	523,000	2,588
Mitsubishi Tokyo Financial Group, Inc. (Ñ)	196	1,634
Nippon Steel Corp. (Ñ)	852,000	1,994
Nippon Telegraph & Telephone Corp.	312	1,276
Nisshin Seifun Group, Inc.	164,000	1,620
Sekisui Chemical Co., Ltd.	190,000	1,322
Toshiba Corp. (Ñ)	174,000	713
Toyota Industries Corp.	51,200	1,382
		40,577
Netherlands - 3.8%
ING Groep NV	139,058	3,847
Koninklijke Philips Electronics NV	29,160	743
Royal Dutch Petroleum Co. (Ñ)	48,177	2,804
Unilever NV	8,449	560
		7,954
Norway - 0.7%
Norsk Hydro ASA	17,520	1,422
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA	140,797	2,207

International Stock Selection Fund

10

SSgA
International Stock Selection Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Repsol YPF SA (Ñ)	135,070	3,376
Union Fenosa SA	75,303	2,267
		7,850
Sweden - 3.9%
Nordea Bank AB	306,715	2,803
Telefonaktiebolaget LM Ericsson Class B	372,800	1,172
TeliaSonera AB (Ñ)	303,000	1,494
Volvo AB Class B	67,300	2,741
		8,210
Switzerland - 5.6%
Credit Suisse Group (Ñ)	68,328	2,736
Nestle SA	4,788	1,260
Roche Holding AG	21,679	2,733
UBS AG (Ñ)	44,861	3,459
Zurich Financial Services AG (Æ)	9,909	1,647
		11,835
United Kingdom - 20.6%
BHP Billiton PLC	244,856	2,954
BP PLC	206,937	2,072
BT Group PLC	376,417	1,459
Enterprise Inns PLC	140,985	1,989
GlaxoSmithKline PLC	253,858	6,273
HBOS PLC	273,937	3,985
HSBC Holdings PLC	168,761	2,662
O2 PLC	520,344	1,206
Reckitt Benckiser PLC	91,774	2,802
Reuters Group PLC	424,734	2,979
Royal Bank of Scotland Group PLC	106,585	3,130
SABMiller PLC	104,716	1,608
Scottish Power PLC	180,998	1,524
Somerfield PLC	518,463	1,861
Tate & Lyle PLC	115,625	995
Trinity Mirror PLC	185,458	2,099
Vodafone Group PLC	1,579,546	3,982
		43,580
Total Common Stocks (cost $179,980)		200,691
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	39,000	306

	Principal Amount ($) or Shares	Market Value $
Total Long-Term Investments (cost $312)		306
Warrants & Rights - 0.0%
Sweden - 0.0%
TeliaSonera AB (Æ) 2005 Rights	263	25
Total Warrants & Rights (cost $0)		25
Short-Term Investments - 4.3%
United States - 4.3%
SSgA Prime Money Market Fund	9,226,176	9,226
Total Short-Term Investments (cost $9,226)		9,226
Other Securities - 25.8%
State Street Navigator Securities Prime Lending Portfolio (Ω)	54,671,540	54,672
Total Other Securities (cost $54,672)		54,672
Total Investments - 124.9% (identified cost $244,190)		264,920
Other Assets and Liabilities, Net - (24.9%)		(52,898)
Net Assets - 100.0%		212,022

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

11

SSgA
International Stock Selection Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 06/05 (247)	5,593	99
TOPIX Index (Japan) expiration date 06/05 (17)	1,801	18
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		117

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	5,027	EUR	4,000	06/27/05	(102)
USD	2,734	GBP	1,500	06/27/05	(12)
USD	2,182	JPY	235,305	06/27/05	(8)
EUR	1,790	USD	2,255	06/27/05	51
GBP	711	USD	1,299	06/27/05	9
JPY	86,112	USD	801	06/27/05	5
			Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts		(57)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.3	19,823
Consumer Staples	9.4	19,849
Energy	8.5	17,981
Financials	25.4	53,922
Health Care	8.9	18,783
Industrials	10.4	22,156
Information Technology	5.5	11,643
Materials	5.7	11,993
Telecommunication Services	7.0	14,738
Utilities	4.6	9,803
Warrants and Rights	-	25
Long-Term Investments	0.1	306
Short-Term Investments	4.3	9,226
Other Securities	25.8	54,672
Total Investments	124.9	264,920
Other Assets and Liabilities, Net	(24.9)	(52,898)
Net Assets	100.0	212,022
Geographic Diversification	% of Net Assets	Market Value $
Africa	4.3	9,149
Europe	50.7	107,385
Japan	19.1	40,577
United Kingdom	20.6	43,580
Warrants and Rights	-	25
Long-Term Investments	0.1	306
Short-Term Investments	4.3	9,226
Other Securities	25.8	54,672
Total Investments	124.9	264,920
Other Assets and Liabilities, Net	(24.9)	(52,898)
Net Assets	100.0	212,022

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

12

SSgA
International Growth Opportunities Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Australia - 3.7%
Coca-Cola Amatil, Ltd. (Ñ)	138,889	824
Foster's Group, Ltd.	285,656	1,165
		1,989
Denmark - 2.0%
Danske Bank A/S	37,500	1,076
France - 9.1%
BNP Paribas (Ñ)	16,897	1,136
Renault SA (Ñ)	4,916	421
Sanofi-Aventis (Ñ)	21,691	1,957
Total SA (Ñ)	6,167	1,362
		4,876
Germany - 5.4%
E.ON AG (Ñ)	15,303	1,325
SAP AG (Ñ)	3,290	542
Siemens AG	14,087	1,029
		2,896
Hong Kong - 3.2%
Johnson Electric Holdings, Ltd.	679,000	637
Sun Hung Kai Properties, Ltd.	116,000	1,107
		1,744
Ireland - 4.5%
Allied Irish Banks PLC	51,433	1,069
CRH PLC	54,294	1,374
		2,443
Italy - 4.8%
ENI SpA (Ñ)	50,067	1,279
Luxottica Group SpA (Ñ)	36,394	757
Sanpaolo IMI SpA (Ñ)	39,809	552
		2,588
Japan - 21.7%
Aiful Corp.	7,350	541
Asahi Glass Co., Ltd.	88,000	953
Bank of Yokohama, Ltd. (The)	139,000	799
Dai Nippon Printing Co., Ltd.	45,000	713
Eisai Co., Ltd. (Ñ)	27,200	922
Fuji Photo Film Co., Ltd.	16,300	508
Hitachi, Ltd.	161,000	967
Komatsu, Ltd.	140,000	1,051
Mitsui Trust Holdings, Inc.	79,000	777
Nidec Corp.	3,900	428
Seven-Eleven Japan Co., Ltd.	34,700	982
Sony Corp. (Ñ)	30,800	1,152

	Principal Amount ($) or Shares	Market Value $
Sumitomo Mitsui Financial Group, Inc. (Ñ)	198	1,286
Toto, Ltd. (Ñ)	73,000	580
		11,659
Netherlands - 4.6%
ING Groep NV	55,209	1,527
Royal Numico NV (Æ)	24,035	959
		2,486
Norway - 1.8%
Yara International ASA (Ñ)	64,457	953
Singapore - 2.2%
Singapore Telecommunications, Ltd.	760,000	1,186
South Korea - 1.0%
Samsung Electronics Co., Ltd. – GDR (l)	3,296	523
Spain - 2.0%
Telefonica SA (Ñ)	63,301	1,060
Switzerland - 6.3%
Credit Suisse Group (Ñ)	24,603	985
Nestle SA (Ñ)	3,427	902
Roche Holding AG	11,897	1,500
		3,387
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	126,867	1,168
United Kingdom - 22.4%
Aviva PLC	72,731	814
BG Group PLC	185,466	1,404
BP PLC	184,544	1,848
Carnival PLC	15,258	833
GlaxoSmithKline PLC	70,849	1,751
Reed Elsevier PLC	172,091	1,642
Rio Tinto PLC	50,953	1,511
Rolls-Royce Group PLC (Æ)	176,055	868
Royal Bank of Scotland Group PLC	46,813	1,374
		12,045
United States - 2.4%
Schlumberger, Ltd.	18,500	1,265
Total Common Stocks (cost $46,609)		53,344
Other Securities - 25.6%
State Street Navigator Securities Prime Lending Portfolio (Ω)	13,759,691	13,760

International Growth Opportunities Fund

13

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Total Other Securities (cost $13,760)		13,760
Total Investments - 124.9%
(identified cost $60,369)		67,104
Other Assets and Liabilities, Net - (24.9%)		(13,357)
Net Assets - 100.0%		53,747

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	257	USD	316	06/02/05	-
			Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts		-

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.6	5,135
Consumer Staples	9.0	4,830
Energy	13.3	7,158
Financials	24.2	13,044
Health Care	11.4	6,130
Industrials	11.6	6,216
Information Technology	4.6	2,468
Materials	8.9	4,792
Telecommunication Services	4.2	2,246
Utilities	2.5	1,325
Other Securities	25.6	13,760
Total Investments	124.9	67,104
Other Assets and Liabilities, Net	(24.9)	(13,357)
Net Assets	100.0	53,747
Geographic Diversification	% of Net Assets	Market Value $
Asia	12.3	6,610
Europe	40.5	21,765
Japan	21.7	11,659
United Kingdom	22.4	12,045
United States	2.4	1,265
Other Securities	25.6	13,760
Total Investments	124.9	67,104
Other Assets and Liabilities, Net	(24.9)	(13,357)
Net Assets	100.0	53,747

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

14

SSgA

International Equity Funds

Notes to Schedules of Investments - May 31, 2005 (Unaudited)

Footnotes

(Æ)	Nonincome-producing security.
(Ê)	Adjustable or floating rate security.
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ú)	This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Ω)	Affiliate; The security is purchased with the cash collateral from the securities loaned.
(b)	Illiquid security.

Abbreviations

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRY - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedule of Investments

15

SSgA

International Equity Funds

Notes to Quarterly Report - May 31, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, International Stock Selection Fund and the International Growth Opportunities Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Index contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Notes to Quarterly Report

16

SSgA
International Equity Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of May 31, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$742,241,579	$244,876,163	$60,773,522
Gross Tax Unrealized Appreciation	248,372,139	23,487,391	7,163,939
Gross Tax Unrealized Depreciation	(8,198,806)	(3,443,258)	(833,491)
Net Tax Unrealized Appreciation (Depreciation)	$240,173,333	$20,044,133	$6,330,448

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in two ways: hedging, and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the

Notes to Quarterly Report

17

SSgA
International Equity Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2005 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2005, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$3,095,253
International Stock Selection	519,929

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government

Notes to Quarterly Report

18

SSgA
International Equity Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

Securities Lending

	Value of Securities on Loan	Value of Cash Collateral
Emerging Markets	$55,642,641	$57,732,337
International Stock Selection	52,099,570	54,672,540
International Growth Opportunities	12,912,497	13,759,691

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund")(a series of the Investment Company not presented herein). As of May 31, 2005, $20,774,468 of the Prime Money Market Fund's net assets represents investments by these Funds, and $2,775,053 represents the investments of other affiliated Funds not presented herein.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in a private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. Information concerning illiquid securities held by the Funds is as follows:

Illiquid Securities

Fund - % of Net Assets Securities	Acquistion Date	Pricipal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Funds - 0.0%
Skyworth Digital Holdings, Ltd.	11/15/04	966,000	36.02	348	37

Notes to Quarterly Report

19

SSgA
International Equity Funds

Notes to Quarterly Report, continued - May 31, 2005 (Unaudited)

Information concerning restricted securities held by the Funds is as follows:

Restricted Securities

Fund - % of Net Assets Securities	Acquistion Date	Pricipal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 3.4%
American Honda Finance Corp.	02/07/05	17,500,000	100.19	1,753	17,537
HBOS Treasury Services PLC	01/03/05	8,000,000	100.03	8,003	8,004
Orascom Telecom Holding SAE - GDR	01/25/05	175,271	33.63	5,895	7,449
					32,990
International Growth Opportunities Fund - 1.0%
Samsung Electronics Co., Ltd. - GDR	08/27/03	3,296	89.44	295	523

Notes to Quarterly Report

20

SSgA
International Equity Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

21

IEQR-5/05

INDEX FUNDS

S&P 500 Index Fund

MSCI® EAFE® Index Fund

Quarterly Report

May 31, 2005

SSgA Funds

Index Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI® EAFE® Index is exclusive property of MSCI®. Morgan Stanley Capital International is a service mark of MSCI® and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Index Funds

Notes to Quarterly Report - May 31, 2005 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on two Funds, the SSgA S&P 500 Index Fund and the MSCI® EAFE® Index Fund. The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund and the MSCI® EAFE® Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI® EAFE® Index Portfolio, respectively (the "Portfolios"). The Funds have the same investment objective as the Portfolio in which they invest. The value of each Fund's investment in the respective Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolios (approximately 77.67% for the S&P 500 Index and 80.14% for the MSCI® EAFE® Index at May 31, 2005). The performance of the Funds is directly affected by the performance of the Portfolios. The schedules of investments of the Portfolios are included in this report and should be read in conjunction with the Funds' Quarterly Report.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds record their investment in the Portfolio at fair value.

Investment Income

The Funds record daily their proportionate share of the Portfolios' income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Notes to Quarterly Report

3

SSgA
Index Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

4

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2005 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 97.68%
Consumer Discretionary - 11.09%
AutoNation, Inc. (a)(b)	48,800	$976
AutoZone, Inc. (b)	14,587	1,320
Bed Bath & Beyond, Inc. (b)	65,214	2,651
Best Buy Co., Inc.	64,521	3,512
Big Lots, Inc. (b)	24,438	309
Black & Decker Corp.	17,533	1,531
Brunswick Corp.	20,829	897
Carnival Corp. (a)	113,919	6,026
Centex Corp.	26,976	1,766
Circuit City Stores, Inc.	41,339	678
Clear Channel Communications, Inc.	113,965	3,331
Coach, Inc. (b)	82,700	2,402
Comcast Corp. (b)	477,167	15,365
Cooper Tire & Rubber Co.	15,137	288
Dana Corp.	32,949	446
Darden Restaurants, Inc.	31,910	1,036
Delphi Corp.	121,567	529
Dillard's, Inc. Class A (a)	15,253	365
Dollar General Corp.	65,215	1,279
Dow Jones & Co., Inc. (a)	15,326	544
Eastman Kodak Co. (a)	62,137	1,633
eBay, Inc. (b)	261,620	9,944
Family Dollar Stores, Inc.	36,368	934
Federated Department Stores, Inc.	36,676	2,474
Ford Motor Co.	395,855	3,951
Fortune Brands, Inc.	31,366	2,713
Gannett Co., Inc.	54,238	4,039
Gap, Inc.	172,730	3,627
General Motors Corp. (a)	122,073	3,849
Genuine Parts Co.	37,793	1,624
Goodyear Tire & Rubber Co. (a)(b)	37,942	546
Harley-Davidson, Inc.	63,138	3,096
Harrah's Entertainment, Inc. (a)	24,333	1,747
Hasbro, Inc. (a)	36,087	728
Hilton Hotels Corp.	83,543	2,024
Home Depot, Inc.	473,857	18,646
International Game Technology	74,652	2,104
Interpublic Group of Cos., Inc. (b)	91,677	1,131
JC Penney & Co., Inc.	58,388	2,905
Johnson Controls, Inc.	41,196	2,334
Jones Apparel Group, Inc.	26,679	851
KB HOME	18,162	1,227
Knight-Ridder, Inc.	16,291	1,028
Kohl's Corp. (b)	70,410	3,428
Leggett & Platt, Inc.	41,354	1,102
Limited Brands (a)	82,669	1,701
Liz Claiborne, Inc.	23,541	884
Lowe's Cos., Inc.	167,023	9,555
Marriot International, Inc. Class A	43,439	2,934
Mattel, Inc.	89,845	1,633
May Department Stores Co.	63,267	2,414
Maytag Corp. (a)	17,529	256
McDonald's Corp.	274,953	8,507
McGraw-Hill, Inc.	82,426	3,599

	Shares	Market Value (000)
Meredith Corp.	9,847	$488
New York Times Co. Class A	31,545	990
Newell Rubbermaid, Inc. (a)	59,621	1,359
News Corp. Class A	625,600	10,091
NIKE, Inc. Class B	49,713	4,086
Nordstrom, Inc.	27,338	1,669
Office Depot, Inc. (b)	67,570	1,333
OfficeMax, Inc.	20,319	617
Omnicom Group, Inc.	40,317	3,302
Pulte Homes, Inc.	25,836	1,975
Radioshack Corp. (a)	34,353	864
Reebok International, Ltd.	12,071	491
Reynolds American, Inc. (a)	25,340	2,101
Sears Holdings Corp. (a) (b)	20,752	3,044
Sherwin-Williams Co.	27,370	1,217
Snap-On, Inc. (a)	12,548	433
Stanley Works	16,332	729
Staples, Inc.	160,525	3,456
Starbucks Corp. (b)	86,326	4,726
Starwood Hotels & Resorts Worldwide, Inc. Class B	45,912	2,570
Target Corp.	193,557	10,394
Tiffany & Co.	31,568	983
Time Warner, Inc. (b)	991,547	17,253
TJX Cos., Inc. (a)	104,413	2,394
Toys "R" Us, Inc. (b)	46,669	1,223
Tribune Co.	64,455	2,332
Univision Communications, Inc. Class A (b)	63,118	1,680
V.F. Corp.	21,588	1,218
Viacom, Inc. Class B	367,697	12,608
Visteon Corp. (a)	27,553	210
Walt Disney Co.	441,473	12,114
Wendy's International, Inc.	24,567	1,109
Whirlpool Corp. (a)	14,466	995
Yum! Brands, Inc.	63,022	3,232
		267,705
Consumer Staples - 10.02%
Alberto Culver Co. Class B	18,258	809
Albertson's, Inc. (a)	79,613	1,671
Altria Group, Inc.	446,564	29,982
Anheuser-Busch Cos., Inc.	167,867	7,865
Archer-Daniels-Midland Co.	134,667	2,673
Avon Products, Inc.	101,948	4,051
Brown-Forman Corp. Class B	19,582	1,168
Campbell Soup Co.	70,883	2,200
Clorox Co.	33,010	1,928
Coca-Cola Co.	488,935	21,821
Coca-Cola Enterprises, Inc.	76,700	1,678
Colgate-Palmolive Co.	113,635	5,678
ConAgra Foods, Inc.	111,546	2,917
Costco Wholesale Corp.	102,151	4,640
CVS Corp.	86,392	4,739
General Mills, Inc.	78,964	3,909
Gillette Co.	213,744	11,273
H.J. Heinz Co.	75,720	2,754
Hershey Foods Corp.	47,208	3,031

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value (000)
Kellogg Co.	75,929	$3,454
Kimberly-Clark Corp.	104,064	6,694
Kroger Co. (b)	158,222	2,653
McCormick & Co., Inc.	29,400	995
Molson Coors Brewing Co., Class B (a)	17,444	1,020
Pepsi Bottling Group, Inc.	43,053	1,221
PepsiCo, Inc.	362,110	20,387
Procter & Gamble Co.	544,622	30,036
Safeway, Inc. (b)	96,893	2,133
Sara Lee Corp.	170,517	3,460
SuperValu, Inc.	29,060	952
Sysco Corp.	137,781	5,120
UST Corp.	35,747	1,593
Walgreen Co.	220,110	9,980
Wal-Mart Stores, Inc.	731,428	34,545
Wrigley Wm., Jr. Co.	42,316	2,889
		241,919
Energy - 7.81%
Amerada Hess Corp.	18,402	1,709
Anadarko Petroleum Corp.	51,254	3,880
Apache Corp.	70,630	4,150
Ashland, Inc.	14,480	989
Baker Hughes, Inc.	73,080	3,376
BJ Services Co.	34,955	1,760
Burlington Resources, Inc.	83,556	4,235
ChevronTexaco Corp.	454,194	24,427
ConocoPhillips	150,141	16,191
Devon Energy Corp.	103,622	4,756
EOG Resources, Inc.	51,668	2,578
ExxonMobil Corp.	1,379,102	77,506
Halliburton Co.	108,986	4,658
Kerr-McGee Corp.	26,421	1,951
Marathon Oil Corp.	75,034	3,638
Nabors Industries, Ltd. (b)	30,815	1,698
National Oilwell Varco, Inc. (b)	36,300	1,633
Noble Corp.	29,323	1,660
Occidental Petroleum Corp.	85,923	6,282
Rowan Cos., Inc.	23,239	639
Schlumberger, Ltd.	126,407	8,642
Sunoco, Inc.	14,928	1,531
Transocean, Inc. (b)	69,495	3,462
Unocal Corp.	58,488	3,333
Valero Energy Corp.	55,400	3,802
		188,486
Financials - 19.64%
ACE, Ltd.	61,555	2,660
AFLAC, Inc.	108,516	4,509
Allstate Corp.	146,807	8,544
Ambac Financial Group, Inc.	23,547	1,699
American Express Co.	252,973	13,623
American International Group, Inc.	562,283	31,235
AmSouth Bancorp	76,819	2,048
AON Corp.	68,523	1,708
Apartment Investment & Management Co. Class A	20,500	761

	Shares	Market Value (000)
Archstone-Smith Trust	42,400	$1,561
Bank of America Corp.	875,300	40,544
Bank of New York Co., Inc.	168,279	4,850
BB&T Corp.	118,518	4,734
Bear Stearns Cos., Inc.	24,499	2,426
Capital One Financial Corp.	53,515	4,035
Charles Schwab Corp.	248,093	2,813
Chubb Corp.	41,439	3,490
Cincinnati Financial Corp.	36,305	1,433
CIT Group, Inc.	45,600	1,934
Citigroup, Inc.	1,128,471	53,162
Comerica, Inc.	37,032	2,069
Compass Bancshares, Inc. (a)	26,600	1,186
Countrywide Financial Corp.	125,486	4,664
E*Trade Financial Corp. (b)	80,600	996
Equity Office Properties Trust	87,341	2,838
Equity Residential	61,207	2,197
Fannie Mae	208,729	12,365
Federal Home Loan Mortgage Corp.	148,246	9,642
Federated Investors, Inc. Class B	20,700	613
Fifth Third Bancorp (a)	112,400	4,791
First Horizon National Corp. (a)	26,717	1,128
Franklin Resources, Inc.	42,844	3,091
Golden West Financial Corp. (a)	61,022	3,821
Goldman Sachs Group, Inc.	97,100	9,467
Hartford Financial Services Group, Inc.	63,888	4,778
Huntington Bancshares, Inc.	50,054	1,167
J.P. Morgan Chase & Co.	767,119	27,425
Janus Capital Group, Inc.	51,119	785
Jefferson-Pilot Corp.	29,560	1,490
KeyCorp	88,009	2,883
Lehman Brothers Holdings, Inc.	59,618	5,497
Lincoln National Corp.	37,731	1,718
Loews Corp.	34,414	2,591
M & T Bank Corp.	21,200	2,165
Marsh & McLennan Cos., Inc.	114,336	3,320
Marshall & Ilsley Corp. (a)	44,892	1,953
MBIA, Inc.	30,458	1,704
MBNA Corp.	276,202	5,825
Mellon Financial Corp.	91,823	2,549
Merrill Lynch & Co., Inc.	200,627	10,886
MetLife, Inc.	158,407	7,065
MGIC Investment Corp.	20,962	1,286
Moody's Corp.	59,330	2,567
Morgan Stanley	239,943	11,748
National City Corp.	128,391	4,437
North Fork Bancorp, Inc.	101,935	2,779
Northern Trust Corp.	43,940	2,018
Plum Creek Timber Co., Inc.	39,780	1,394
PNC Financial Services Group, Inc.	61,047	3,336
Principal Financial Group, Inc.	64,750	2,583
Progressive Corp.	43,347	4,164
ProLogis	39,900	1,630
Providian Financial Corp. (b)	63,473	1,131
Prudential Financial, Inc.	113,200	7,167
Regions Financial Corp.	100,409	3,382

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value (000)
SAFECO Corp.	27,464	$1,478
Simon Property Group, Inc.	47,863	3,289
SLM Corp.	92,942	4,486
Sovereign Bancorp, Inc. (a)	81,000	1,808
St. Paul Travelers Cos., Inc.	144,725	5,482
State Street Corp. (c)	72,125	3,462
SunTrust Banks, Inc.	73,272	5,394
Synovus Financial Corp.	67,004	1,948
T. Rowe Price Group, Inc.	26,790	1,598
Torchmark Corp.	23,476	1,238
U.S. Bancorp	399,661	11,722
UnumProvident Corp. (a)	64,235	1,179
Wachovia Corp.	342,086	17,361
Washington Mutual, Inc.	188,713	7,794
Wells Fargo Co.	366,011	22,111
XL Capital, Ltd. Class A	30,132	2,268
Zions Bancorp	19,419	1,376
		474,054
Health Care - 12.95%
Abbott Laboratories	336,367	16,226
Aetna, Inc.	63,664	4,966
Allergan, Inc.	28,391	2,195
AmerisourceBergen Corp.	22,816	1,473
Amgen, Inc. (b)	270,275	16,914
Applera Corp. - Applied Biosystems Group	42,467	909
Bausch & Lomb, Inc.	11,625	908
Baxter International, Inc.	134,026	4,946
Becton, Dickinson & Co.	54,629	3,138
Biogen Idec, Inc. (b)	72,373	2,830
Biomet, Inc.	54,841	2,067
Boston Scientific Corp. (b)	164,296	4,451
Bristol-Myers Squibb Co.	421,217	10,682
C.R. Bard, Inc.	22,694	1,549
Cardinal Health, Inc.	93,666	5,426
Caremark Rx, Inc. (b)	98,908	4,417
Chiron Corp. (b)	32,144	1,207
CIGNA Corp.	28,489	2,771
Eli Lilly & Co.	244,297	14,243
Express Scripts, Inc. (b)	16,400	1,515
Forest Laboratories, Inc. (b)	76,006	2,932
Genzyme Corp. (b)	53,505	3,338
Gilead Sciences, Inc. (b)	93,500	3,815
Guidant Corp.	69,664	5,147
HCA, Inc.	89,059	4,809
Health Management Associates, Inc. Class A	52,698	1,329
Hospira, Inc. (b)	33,936	1,292
Humana, Inc. (b)	34,425	1,252
IMS Health, Inc.	50,181	1,232
Johnson & Johnson	642,146	43,088
King Pharmaceuticals, Inc. (b)	52,332	495
Laboratory Corp. of America Holdings (b)	29,200	1,415
Manor Care, Inc.	18,651	725
McKesson Corp.	63,631	2,562
Medco Health Solutions, Inc. (b)	59,572	2,979
MedImmune, Inc. (b)	53,965	1,425

	Shares	Market Value (000)
Medtronic, Inc.	260,902	$14,024
Merck & Co., Inc.	476,303	15,451
Millipore Corp. (b)	10,728	552
Mylan Laboratories Inc.	58,200	960
Pfizer, Inc.	1,610,974	44,946
Quest Diagnostics Inc.	19,700	2,069
Schering-Plough Corp.	318,924	6,219
St. Jude Medical, Inc. (b)	77,994	3,129
Stryker Corp.	81,008	3,941
Tenet Healthcare Corp. (b)	101,109	1,225
UnitedHealth Group, Inc.	276,768	13,445
Watson Pharmaceuticals, Inc. (b)	23,703	713
Wellpoint, Inc. (b)	65,389	8,697
Wyeth	288,131	12,496
Zimmer Holdings, Inc. (b)	53,420	4,091
		312,626
Industrials - 11.43%
3M Co.	166,584	12,769
Allied Waste Industries, Inc. (a) (b)	59,067	455
American Power Conversion Corp.	38,867	990
American Standard Cos., Inc.	39,221	1,679
Apollo Group, Inc. (b)	35,775	2,808
Avery Dennison Corp.	22,070	1,158
Boeing Co.	179,445	11,467
Burlington Northern Santa Fe Corp.	81,850	4,045
Caterpillar, Inc.	74,085	6,972
Cendant Corp.	228,122	4,838
Cintas Corp.	32,282	1,303
Cooper Industries, Ltd.	19,921	1,373
CSX Corp.	46,624	1,939
Cummins, Inc. (a)	9,173	623
Danaher Corp.	59,526	3,282
Deere & Co.	53,441	3,535
Delta Air Lines, Inc. (a) (b)	30,193	116
Dover Corp.	44,013	1,667
Eaton Corp.	32,978	1,974
Emerson Electric Co.	90,635	6,025
Equifax, Inc.	29,269	1,015
FedEx Corp.	65,146	5,825
Fluor Corp.	18,106	1,040
General Dynamics Corp.	43,306	4,676
General Electric Co. (d)	2,289,323	83,514
Goodrich Co.	25,755	1,078
H&R Block, Inc. (a)	35,710	1,783
Honeywell International, Inc.	183,942	6,664
Illinois Tool Works, Inc.	59,464	5,021
Ingersoll-Rand Co. Class A	37,350	2,891
ITT Industries, Inc.	20,002	1,900
L-3 Communications Holdings, Inc.	24,900	1,762
Lockheed Martin Corp.	86,771	5,631
Masco Corp.	96,874	3,102
Monster Worldwide, Inc. (b)	25,792	680
Navistar International Corp. (b)	14,280	436
Norfolk Southern Corp.	86,461	2,760
Northrop Grumman Corp.	77,878	4,339

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value (000)
PACCAR, Inc.	37,570	$2,658
Pall Corp. (a)	26,774	782
Parker-Hannifin Corp.	25,923	1,564
Pitney Bowes, Inc.	49,939	2,228
R.R. Donnelley & Sons Co.	46,660	1,551
Raytheon Co.	97,914	3,834
Robert Half International, Inc.	35,014	873
Rockwell Automation, Inc.	37,820	1,943
Rockwell Collins, Inc.	38,219	1,888
Ryder Systems, Inc.	13,980	514
Southwest Airlines Co.	159,240	2,317
Textron, Inc.	29,175	2,255
Tyco International, Ltd.	434,148	12,560
Union Pacific Corp.	56,440	3,779
United Parcel Service, Inc. Class B	241,500	17,786
United Technologies Corp.	110,457	11,786
W.W. Grainger, Inc.	18,109	985
Waste Management, Inc.	122,879	3,624
		276,062
Information Technology - 15.28%
ADC Telecommunications, Inc. (a)(b)	25,018	454
Adobe Systems, Inc.	105,142	3,476
Advanced Micro Devices, Inc. (b)	83,484	1,369
Affiliated Computer Services, Inc. (b)	27,400	1,417
Agilent Technologies, Inc. (b)	93,327	2,241
Altera Corp. (b)	80,678	1,790
Analog Devices, Inc.	80,561	2,987
Andrew Corp. (b)	34,827	462
Apple Computer, Inc. (b)	176,692	7,016
Applied Materials, Inc. (b)	360,561	5,917
Applied Micro Circuits Corp. (b)	68,042	195
Autodesk, Inc.	49,730	1,968
Automatic Data Processing, Inc.	126,038	5,520
Avaya, Inc. (b)	103,715	949
BMC Software, Inc. (b)	48,036	818
Broadcom Corp. (b)	62,846	2,230
CIENA Corp. (a) (b)	126,088	275
Cisco Systems, Inc. (b)	1,395,259	27,040
Citrix Systems, Inc. (a) (b)	36,853	927
Computer Associates International, Inc.	115,144	3,140
Computer Sciences Corp. (b)	40,982	1,898
Compuware Corp. (b)	84,057	576
Comverse Technology, Inc. (b)	42,838	1,008
Convergys Corp. (b)	30,805	420
Corning, Inc. (b)	304,785	4,779
Dell, Inc. (b)	530,691	21,169
Electronic Arts, Inc. (b)	66,600	3,499
Electronic Data Systems Corp.	111,386	2,194
EMC Corp. (b)	520,041	7,312
First Data Corp.	173,304	6,556
Fiserv, Inc. (b)	41,747	1,795
Fisher Scientific International, Inc. (b)	25,400	1,587
Freescale Semiconductor, Inc. (b)	86,808	1,754
Gateway, Inc. (b)	65,065	225
Hewlett-Packard Co.	624,519	14,058

	Shares	Market Value (000)
Intel Corp.	1,344,403	$36,205
International Business Machines Corp.	352,418	26,625
Intuit, Inc. (b)	40,051	1,731
Jabil Circuit, Inc. (b)	40,013	1,170
JDS Uniphase Corp. (b)	312,419	478
KLA-Tencor Corp.	42,364	1,924
Lexmark International Group, Inc. Class A (b)	27,402	1,875
Linear Technology Corp.	66,475	2,491
LSI Logic Corp. (a)(b)	84,935	625
Lucent Technologies, Inc. (a) (b)	957,372	2,690
Maxim Integrated Products, Inc.	70,656	2,784
Mercury Interactive Corp. (b)	18,248	823
Micron Technology, Inc. (b)	132,632	1,456
Microsoft Corp. (d)	2,185,204	56,378
Molex, Inc.	36,210	959
Motorola, Inc.	529,998	9,206
National Semiconductor Corp.	76,718	1,544
NCR Corp. (b)	40,384	1,479
Network Appliance, Inc. (b)	79,267	2,280
Novell, Inc. (a) (b)	82,542	483
Novellus Systems, Inc. (b)	30,569	815
NVIDIA Corp. (b)	35,951	978
Oracle Corp. (b)	968,938	12,422
Parametric Technology Corp. (b)	58,241	351
Paychex, Inc.	76,827	2,219
PerkinElmer, Inc.	28,357	542
PMC-Sierra, Inc. (a) (b)	38,624	339
QLogic Corp. (b)	20,045	642
QUALCOMM, Inc.	354,978	13,227
Sabre Holdings Corp. Class A (a)	28,424	570
Sanmina-SCI Corp. (b)	112,858	579
Scientific-Atlanta, Inc.	33,168	1,105
Siebel Systems, Inc. (b)	110,658	1,020
Solectron Corp. (b)	210,214	767
Sun Microsystems, Inc. (b)	730,288	2,782
SunGard Data Systems, Inc. (b)	62,550	2,171
Symantec Corp. (b)	153,400	3,468
Symbol Technologies, Inc.	52,185	601
Tektronix, Inc.	19,529	443
Tellabs, Inc. (b)	100,075	823
Teradyne, Inc. (b)	42,792	557
Texas Instruments, Inc.	371,003	10,255
Thermo Electron Corp. (b)	34,829	917
Unisys Corp. (b)	72,779	527
VERITAS Software Corp. (b)	91,483	2,275
Waters Corp. (b)	26,157	1,016
Xerox Corp. (b)	206,942	2,808
Xilinx, Inc.	75,404	2,092
Yahoo!, Inc. (b)	279,780	10,408
		368,946
Materials - 2.89%
Air Products & Chemicals, Inc.	49,189	2,963
Alcoa, Inc.	188,446	5,107
Allegheny Technologies, Inc.	19,329	411
Ball Corp.	23,770	892

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value (000)
Bemis Co., Inc.	23,128	$628
Dow Chemical Co.	206,099	9,334
E.I. Du Pont de Nemours & Co.	214,939	9,997
Eastman Chemical Co.	16,862	991
Ecolab, Inc. (a)	48,026	1,553
Engelhard Corp.	26,530	780
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	38,614	1,363
Georgia-Pacific Group	55,940	1,854
Great Lakes Chemical Corp.	11,403	386
Hercules, Inc. (b)	24,698	342
International Flavors & Fragrances, Inc.	19,104	709
International Paper Co.	105,956	3,413
Louisiana-Pacific Corp.	23,859	601
MeadWestvaco Corp.	43,888	1,259
Monsanto Co.	57,546	3,280
Newmont Mining Corp.	95,942	3,573
Nucor Corp. (a)	34,404	1,822
Pactiv Corp. (b)	32,164	735
Phelps Dodge Corp.	21,105	1,845
PPG Industries, Inc.	37,390	2,445
Praxair, Inc.	69,720	3,268
Rohm & Haas Co.	42,296	1,973
Sealed Air Corp. (b)	18,036	934
Sigma-Aldrich Corp.	14,893	892
Temple-Inland, Inc. (a)	24,328	869
United States Steel Corp.	24,602	978
Vulcan Materials Co.	22,096	1,324
Weyerhaeuser Co.	52,524	3,369
		69,890
Telecommunication Services - 3.05%
ALLTEL Corp.	65,398	3,804
AT&T Corp.	173,047	3,252
BellSouth Corp.	394,828	10,566
CenturyTel, Inc. (a)	29,108	954
Citizens Communications Co.	72,677	991
Nextel Communications, Inc. Class A (b)	243,536	7,350
Qwest Communications International, Inc. (b)	363,822	1,426
SBC Communications, Inc.	712,704	16,663
Sprint Corp. (Fon Group)	319,423	7,567
Verizon Communications, Inc.	597,798	21,150
		73,723
Utilities - 3.52%
AES Corp. (b)	140,514	2,092
Allegheny Energy, Inc. (a) (b)	35,999	871
Ameren Corp. (a)	42,242	2,306
American Electric Power Co., Inc.	82,854	2,957
Calpine Corp. (a) (b)	115,752	345
CenterPoint Energy, Inc.	62,493	766
Cinergy Corp.	41,358	1,705
CMS Energy Corp. (b)	46,605	617
Consolidated Edison, Inc. (a)	52,422	2,386
Constellation Energy Group, Inc.	38,103	2,037
Dominion Resources, Inc.	73,687	5,181

	Shares	Market Value (000)
DTE Energy Co. (a)	37,646	$1,790
Duke Energy Corp.	202,777	5,572
Dynegy Inc. Class A (a)(b)	71,630	333
Edison International	70,562	2,593
El Paso Corp.	138,994	1,437
Entergy Corp.	46,043	3,307
Exelon Corp.	143,778	6,736
FirstEnergy Corp.	71,312	3,159
FPL Group, Inc.	84,578	3,438
KeySpan Corp.	34,706	1,379
Kinder Morgan, Inc.	23,738	1,845
Nicor, Inc. (a)	9,913	392
NiSource, Inc.	58,567	1,411
Peoples Energy Corp. (a)	8,131	348
PG&E Corp.	77,923	2,787
Pinnacle West Capital Corp.	19,881	877
PPL Corp.	40,968	2,356
Progress Energy, Inc.	53,508	2,367
Public Service Enterprise Group, Inc. (a)	51,522	2,859
Sempra Energy	51,389	2,039
Southern Co.	160,558	5,451
TECO Energy, Inc. (a)	43,276	765
TXU Corp. (a)	51,948	4,170
Williams Cos., Inc.	123,237	2,269
Xcel Energy, Inc. (a)	86,697	1,598
XTO Energy, Inc.	75,100	2,337
		84,878
Total Common Stocks (Cost $1,776,783,963)		2,358,289
	Par Amount (000)
U.S. Government Securities - 0.18%
United States Treasury Bill 2.68% due 06/09/05 (d)(e)	$4,299	4,296
Total U.S. Government Securities (Cost $4,296,440)		4,296

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares (000)	Market Value (000)
Money Market Funds - 4.39%
AIM Short Term Investment Prime Portfolio	47,327	$47,327
Federated Money Market Obligations Trust	492	492
State Street Navigator Securities Lending Prime Portfolio (c)(f)	58,182	58,182
Total Money Market Funds (Cost $106,000,550)		106,001
Total Investments - 102.25% (identified cost $1,887,080,953) (g)(h)(i)		2,468,586
Liabilities in excess of assets - (2.25)%		(54,419)
Net Assets - 100.00%		$2,414,167

(a)  All or a portion of these securities were on loan at May 31, 2005.

(b)  Non-income producing security.

(c)  Affiliated issuer. See table that follows for more information.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f)  Security represents investment made with cash collateral received from securities loaned.

(g)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005 was $713,498,291 and $131,993,562, respectively, resulting in net unrealized appreciation of investments of $581,504,729.

(h)  Includes $56,603,198 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $58,182,041.

(i)  Security valuation: The Porfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized (Depreciation) (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2005	326	$(905)
Total unrealized depreciation on open futures contracts purchased		$(905)

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

Affiliated Issuer Table

Security Description	Number of Shares held 8/31/2004	Shares Purchased For the Nine Months Ended 5/31/05	Shares Sold For the Nine Months Ended 5/31/05	Number of Shares held at 5/31/05	Income Earned For the Nine Months Ended 5/31/05	Realized Gain on shares sold
State Street Corp.	81,625	5,800	15,300	72,125	$40,209	$38,973
State Street Navigator Securities Lending Prime Portfolio	137,587,980	814,896,985	894,302,924	58,182,041	$45,956	-

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

May 31, 2005 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 97.51%
Australia - 4.98%
Alinta Ltd.	1,156	$8,612
Alumina, Ltd.	5,778	24,046
Amcor, Ltd.	4,411	22,588
AMP, Ltd.	9,192	45,822
Ansell, Ltd.	768	5,337
Aristocrat Leisure, Ltd. (a)	1,589	12,578
Australia & New Zealand Banking Group, Ltd.	9,010	145,973
Australia Gas Light Co., Ltd.	2,277	23,923
Australian Stock Exchange, Ltd. (a)	470	8,126
AXA Asia Pacific Holdings, Ltd.	3,487	12,221
BHP Billiton, Ltd.	17,170	216,315
BlueScope Steel, Ltd.	3,622	22,159
Boral, Ltd.	2,882	12,930
Brambles Industries, Ltd. (a)	4,763	28,600
Centro Properties Group	3,621	15,179
CFS Gandel Retail Trust (b)	367	452
CFS Gandel Retail Trust Unit	7,085	8,883
Coca-Cola Amatil, Ltd.	2,492	14,775
Cochlear, Ltd.	244	5,953
Coles Myer, Ltd. (a)	5,690	39,195
Commonwealth Bank of Australia	6,301	176,326
Commonwealth Property Office Fund	6,003	5,940
Computershare, Ltd.	1,858	8,280
CSL, Ltd.	976	21,304
CSR, Ltd.	4,349	8,146
DB RREEF Trust	11,731	12,139
Foster's Group, Ltd.	10,014	40,843
Futuris Corp., Ltd.	2,662	3,398
General Property Trust (a)	9,939	26,499
Harvey Norman Holdings, Ltd. (a)	2,430	4,497
Iluka Resources, Ltd. (a)	1,071	4,975
ING Industrial Fund (a)	3,447	5,598
Insurance Australia Group, Ltd.	8,130	35,922
Investa Property Group	7,396	10,809
John Fairfax Holdings, Ltd.	4,458	14,075
Leighton Holdings, Ltd. (a)	627	4,901
Lend Lease Corp., Ltd.	1,748	16,107
Lion Nathan, Ltd. (a)	1,353	7,511
Macquarie Airports	2,914	8,050
Macquarie Bank, Ltd.	1,079	41,034
Macquarie Communications Infrastructure Group	1,514	7,200
Macquarie Goodman Group	5,923	17,893
Macquarie Infrastructure Group	9,640	28,323
Mayne Group, Ltd.	3,287	11,495
Mirvac Group	4,211	10,622
Multiplex Group	2,925	5,652
National Australia Bank, Ltd. (a)	7,674	182,290
Newcrest Mining, Ltd.	1,663	16,706
OneSteel, Ltd.	2,645	5,034
Orica, Ltd.	1,322	15,726
Origin Energy, Ltd.	3,790	20,439
Pacific Brands Ltd.	2,799	4,778
PaperlinX, Ltd. (a)	2,104	3,703
Patrick Corp., Ltd. (a)	2,732	11,741

	Shares	Market Value
Perpetual Trustees Australia, Ltd.	172	$7,275
Publishing & Broadcasting, Ltd.	607	6,987
Qantas Airways, Ltd.	4,764	11,586
QBE Insurance Group, Ltd.	3,648	40,421
Rinker Group, Ltd.	4,658	43,344
Rio Tinto, Ltd. (a)	1,522	48,937
Santos, Ltd.	2,866	21,820
Sonic Healthcare, Ltd.	1,223	10,715
Stockland	5,957	24,836
Stockland Trust Group (b)	341	1,406
Suncorp-Metway, Ltd. (a)	2,642	39,112
TABCORP Holdings, Ltd.	2,658	31,479
Telstra Corp., Ltd. (a)	10,276	38,963
Toll Holdings, Ltd.	1,175	11,093
Transurban Group	3,975	21,827
Wesfarmers, Ltd.	1,839	51,004
Westfield Group (a)	7,069	89,699
Westfield Group New (a)(b)	25	315
Westpac Banking Corp.	8,758	129,917
WMC Resorces, Ltd.	5,613	33,026
Woodside Petroleum, Ltd.	2,308	43,145
Woolworths, Ltd. (a)	5,152	62,533
		2,241,063
Austria - 0.42%
Andritz AG	47	4,092
Bank Austria Creditanstalt AG	184	18,046
Bohler-Uddeholm AG	39	5,039
Erste Bank der Oesterreichischen Sparkassen AG	682	33,544
Flughafen Wien AG	53	3,395
Immofinanz Immobilien Anlagen AG (b)	1,593	14,388
Mayr-Melnhof Karton AG	21	2,994
Meinl European Land, Ltd. (b)	396	6,916
OMV AG	84	29,459
RHI AG (a) (b)	90	2,481
Telekom Austria AG	1,765	32,905
Verbund Oesterreichische Elektrizitaetswirtschafts AG	40	10,337
Voestalpine AG	128	8,625
Wienerberger AG	335	14,853
		187,074
Belgium - 1.35%
Agfa Gevaert NV (a)	510	14,591
Barco NV (a)	56	4,066
Bekaert SA	73	5,417
Belgacom SA	832	28,472
Cofinimmo (a)	25	3,972
Colruyt NV (a)	81	11,742
Compagnie Maritime Belge SA (CMB)	84	2,721
Delhaize Group (a)	370	21,700
Dexia (a)	2,932	63,609
Electrabel SA (a)	140	61,623
Euronav SA (a)	101	2,995
Fortis (a)	6,002	163,225

12

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Groupe Bruxelles Lambert SA (a)	353	$30,038
InBev NV	931	30,749
KBC Banassurance Holding NV (a)	938	76,065
Mobistar SA	150	11,998
Omega Pharma SA	102	5,184
S.A. D'Ieteren NV (a)	14	2,782
Solvay SA	324	35,125
UCB SA (a)	451	20,606
Umicore (a)	127	9,994
		606,674
Denmark - 0.76%
A P Moller - Maersk A/S Series B (a)	6	54,269
Bang & Olufsen A/S Series B (a)	50	3,216
Carlsberg A/S Series B	200	9,789
Coloplast A/S Series B	136	7,669
Danisco A/S	255	17,541
Danske Bank A/S	2,262	64,895
DSV Series B	75	5,816
East Asiatic Co., Ltd. A/S	100	6,267
FLSmidth & Co. A/S Series B	150	2,790
GN Store Nord A/S	981	11,274
H. Lundbeck A/S (a)	384	9,620
Kobenhavns Lufthavne A/S	20	4,432
NKT Holding A/S	50	1,943
Novo Nordisk A/S	1,207	62,070
Novozymes A/S Series B	293	14,220
TDC A/S	903	39,867
Topdanmark A/S (b)	89	6,387
Vestas Wind Systems A/S (a)(b)	826	13,419
William Demant Holding A/S (b)	165	7,899
		343,383
Finland - 1.53%
Amer Group, Ltd.	350	5,944
Elisa Corp. Series A	723	10,810
Fortum Oyj	1,712	25,955
KCI Konecranes Oyj	66	2,692
Kesko Oyj	300	7,202
Kone Corp. (a)	202	16,691
Metso Oyj (a)	502	10,038
Neste Oil Oyj (b)	477	10,654
Nokia Oyj	23,852	400,349
Nokian Renkaat Oyj	530	9,457
Orion-Yhtyma Oyj Series B	434	8,459
Outokumpu Oyj	516	7,112
Pohjola Group PLC Series B	250	3,181
Rautaruukki Oyj	500	7,063
Sampo Oyj Series A	2,073	29,259
Stora Enso Oyj Series R	3,313	43,622
TietoEnator Oyj	434	13,373
UPM-Kymmene Oyj	2,740	52,902
Uponor Oyj	300	5,563
Wartsila Oyj Series B	300	9,026
YIT-Yhtyma Oyj	300	9,686
		689,038

	Shares	Market Value
France - 9.43%
Accor SA (a)	1,004	$46,318
Air France-KLM (a)	651	10,350
Alcatel SA (a)(b)	6,287	68,622
Alstom (b)	21,534	19,609
Arcelor (a)	2,448	48,771
Atos Origin SA (b)	285	17,623
Autoroutes du Sud de la France (a)	281	14,495
AXA (a)	7,225	176,125
BNP Paribas SA (a)	3,983	267,855
Bouygues SA (a)	1,039	39,980
Business Objects SA (b)	312	8,942
Cap Gemini SA (a)	652	20,788
Carrefour SA (a)	2,815	139,599
Casino Guichard-Perrachon SA (a)	169	12,623
CNP Assurances (a)	183	12,273
Compagnie de Saint-Gobain (a)	1,559	89,725
Compagnie Generale des Establissements Michelin (a)	745	47,076
Credit Agricole SA (a)	3,304	85,665
Dassault Systemes SA (a)	293	13,593
Essilor International SA (a)	494	33,890
Euronext NV (a)	416	14,052
European Aeronautic Defence & Space Co. (a)	1,229	36,342
France Telecom SA (a)(b)	7,397	211,812
Gecina SA	171	20,569
Groupe Danone	1,203	110,656
Hermes International	50	9,678
Imerys SA (a)	169	12,176
Klepierre	126	11,861
L'Air Liquide SA (a)	555	96,502
L'Oreal SA (a)	1,517	110,045
Lafarge SA	851	77,336
Lagardere S.C.A. (a)	594	42,322
LVMH Moet Hennessy Louis Vuitton SA (a)	1,221	87,145
Neopost SA	154	13,742
PagesJaunes SA	611	14,760
Pernod-Ricard SA (a)	249	38,454
Pinault-Printemps-Redoute SA (a)	343	33,977
PSA Peugoet Citroen (a)	784	46,964
Publicis Groupe (a)	669	19,618
Renault SA (a)	922	78,909
Sagem SA (a)	844	16,005
Sanofi-Aventis (a)	5,295	477,605
Schneider Electric SA	1,139	83,815
SCOR	3,278	6,693
Societe BIC SA (a)	153	8,218
Societe des Autoroutes du Nord et de l'Est de la France (b)	105	5,405
Societe des Autoroutes Paris-Rhin-Rhone	162	8,841
Societe Generale (a)	1,665	163,602
Societe Television Francaise 1 (a)	586	15,871
Sodexho Alliance SA (a)	501	16,078
STMicroelectronics NV (a)	3,007	46,438
Suez SA (a)	4,089	109,943
Technip SA (a)	384	16,950

13

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Thales SA (a)	383	$15,294
Thomson (a)	1,204	30,476
Total SA (a)	2,860	631,727
Unibail SA (a)	221	28,147
Valeo SA (a)	387	16,201
Veolia Environnement (a)	1,552	58,536
Vinci SA (a)	744	55,710
Vivendi Universal SA (a)	5,355	163,158
Zodiac SA (a)	190	9,224
		4,244,779
Germany - 6.54%
Adidas-Salomon AG (a)	222	36,893
Allianz AG (a)	1,772	208,764
Altana AG (a)	362	21,547
BASF AG (a)	2,769	183,693
Bayer AG (a)	3,360	112,835
Bayer Hypo-und Vereinsbank AG (b)	2,873	70,814
Beiersdorf AG Series A	92	9,815
Celesio AG	179	14,718
Commerzbank AG (a)	2,341	51,018
Continental AG (a)	666	47,181
DaimlerChrysler AG (a)	4,404	176,725
Deutsche Bank AG (a)	2,488	193,432
Deutsche Boerse AG (a)	512	37,645
Deutsche Lufthansa AG (a)	1,230	15,514
Deutsche Post AG	2,634	61,811
Deutsche Telekom AG	13,968	259,544
Douglas Holding AG	154	5,213
E.On AG (a)	3,188	276,061
Epcos AG (b)	256	3,286
Fresenius Medical Care AG (a)	176	13,826
HeidelbergCement AG	339	21,721
Heidelberger Druckmaschinen AG	254	7,804
Hochtief AG	296	10,089
Hypo Real Estate Holding AG (a)	679	26,804
Infineon Technologies AG (a)(b)	3,265	28,606
IVG Immobilien AG	340	6,122
KarstadtQuelle AG (a)	245	2,722
Linde AG (b)	442	30,018
MAN AG (a)	733	32,373
Merck KGAA	232	17,949
Metro AG (a)	763	38,026
MLP AG (a)	349	5,725
Muenchener Rueckversich AG	938	102,636
Premiere AG (b)	223	7,771
Puma AG	88	22,292
RWE AG	2,141	130,808
SAP AG (a)	1,130	186,316
Schering AG	841	52,852
Siemens AG	4,106	299,874
Suedzucker AG	241	4,576
ThyssenKrupp AG	1,644	30,204
TUI AG (a)	793	19,663
Volkswagen AG (a)	1,170	51,456
Wincor Nixdorf AG	77	6,543
		2,943,285

	Shares	Market Value
Greece - 0.59%
Alpha Bank AE	1,468	$40,609
Athens Stock Exchange SA	230	1,912
Coca-Cola Hellenic Bottling Co. SA	565	14,879
Cosmote Mobile Telecommunications SA	613	11,043
EFG Eurobank Ergasias	988	30,467
Emporiki Bank of Greece SA (b)	290	8,886
Folli-Follie SA	90	2,492
Germanos SA	127	3,969
Hellenic Duty Free Shops SA	90	1,484
Hellenic Petroleum SA	632	6,082
Hellenic Technodomiki TEV SA	383	2,008
Hellenic Telecommunications Organization SA	1,308	23,564
Hyatt Regency SA	229	2,609
Intracom SA	393	2,012
National Bank of Greece SA	1,377	46,056
OPAP SA	844	23,119
Piraeus Bank SA	859	15,369
Public Power Corp. (PPC)	521	12,886
Technical Olympic SA	370	2,122
Titan Cement Co. SA	300	8,897
Viohalco, Hellenic Copper and Aluminum Industry SA	586	3,735
		264,200
Hong Kong - 1.52%
ASM Pacific Technology, Ltd. (a)	1,000	4,421
Bank of East Asia, Ltd.	6,462	18,978
BOC Hong Kong (Holdings), Ltd.	17,000	31,464
Cathay Pacific Airways, Ltd.	5,000	9,061
Cheung Kong (Holdings), Ltd.	7,000	64,104
Cheung Kong Infrastructure (Holdings), Ltd. (a)	2,000	6,015
CLP Holdings, Ltd.	8,100	46,328
Esprit Holdings, Ltd.	4,122	29,536
Giordano International, Ltd.	6,000	3,856
Hang Lung Properties, Ltd.	9,000	13,071
Hang Seng Bank, Ltd.	3,400	45,666
Henderson Land Development Co., Ltd.	3,000	13,688
Hong Kong & China Gas Co., Ltd.	17,183	34,674
Hong Kong Electric Holdings, Ltd.	6,500	28,739
Hong Kong Exchanges & Clearing, Ltd.	4,000	9,794
Hopewell Holdings, Ltd.	3,000	7,423
Hutchison Telecommunications International, Ltd. (a)(b)	5,877	5,552
Hutchison Whampoa, Ltd. (a)	9,800	85,337
Hysan Development Co., Ltd.	2,507	5,091
Johnson Electronic Holdings, Ltd.	7,000	6,568
Kerry Properties, Ltd. (a)	2,056	4,532
Kingboard Chemical Holdings, Ltd.	2,000	6,092
Li & Fung, Ltd.	7,000	13,496
MTR Corp.	6,193	11,422
New World Development Co., Ltd.	10,516	11,016
Orient Overseas International, Ltd.	1,100	4,765
PCCW, Ltd. (a)	16,133	9,849
SCMP Group, Ltd.	4,533	1,981
Shangri-La Asia, Ltd. (a)	4,345	6,534

14

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Sino Land Co., Ltd. (a)	4,596	$4,697
SmarTone Telecommunications Holdings, Ltd.	1,000	1,112
Sun Hung Kai Properties, Ltd.	6,000	57,260
Swire Pacific, Ltd.	4,000	34,317
Techtronic Industries Co., Ltd. (a)	4,180	9,348
Television Broadcast, Ltd.	1,000	5,064
Texwinca Holdings, Ltd.	2,000	1,619
Wharf (Holdings), Ltd.	6,000	19,626
Wing Hang Bank, Ltd.	1,000	7,137
Yue Yuen Industrial (Holdings), Ltd. (a)	2,321	6,891
		686,124
Ireland - 0.84%
Allied Irish Banks PLC	4,315	89,470
Bank of Ireland	4,814	72,864
CRH PLC	2,645	66,795
DCC PLC	416	8,242
Depfa Bank PLC	1,852	29,718
Eircom Group PLC	2,445	5,566
Elan Corp. PLC (b)	2,012	15,103
Fyffes PLC	1,577	4,425
Grafton Group PLC (b)	1,127	13,078
Greencore Group PLC	813	3,411
IAWS Group PLC	521	7,896
Independent News & Media PLC	2,827	8,697
Irish Life & Permanent PLC	1,391	23,108
Kerry Group PLC	638	15,702
Kingspan Group PLC	563	6,547
Ryanair Holdings PLC (b)	1,097	8,720
Waterford Wedgwood	1,583	80
		379,422
Italy - 3.57%
Alleanza Assicurazioni SpA (a)	1,920	20,520
Arnoldo Mondadori Editore SpA	565	5,461
Assicurazioni Generali SpA (a)	4,370	132,824
Autogrill SpA (a)	539	7,495
Autostrade SpA	1,348	35,116
Banca Antonveneta SpA	1,087	34,684
Banca Fideuram SpA (a)	1,392	6,877
Banca Intesa SpA (a)	4,283	18,025
Banca Monte dei Paschi di Siena SpA (a)	5,071	18,206
Banca Nazionale del Lavoro SpA (a)(b)	6,147	20,707
Banca Popolare di Milano (a)	1,816	18,403
Banche Popolari Unite Scrl	1,589	32,204
Banco Popolare di Verona e Novara Scrl (a)	1,747	31,645
Benetton Group SpA (a)	216	1,959
Bulgari SpA	629	7,028
Capitalia SpA (a)	6,540	34,203
Edison SpA (b)	3,937	8,890
Enel SpA (a)	16,725	150,241
Ente Nazionale Idrocarburi SpA (a)	11,894	303,847
Fiat SpA (a)(b)	2,172	14,593
FinecoGroup SpA	760	6,518
Finmeccanica SpA (a)	27,893	25,400
Gruppo Editoriale L'Espresso SpA (a)	840	4,801

	Shares	Market Value
Intesabci SpA	14,839	$69,343
Italcementi SpA	344	5,312
Luxottica Group SpA (a)	632	13,151
Mediaset SpA (a)	3,767	44,408
Mediobanca SpA	2,187	38,081
Mediolanum SpA (a)	1,193	7,626
Pirelli & Co. SpA (a)	11,951	13,199
Riunione Adriatica di Sicurta SpA (a)	1,424	27,459
San Paolo - IMI SpA	5,061	70,125
Seat Pagine Gialle SpA (a)(b)	19,354	7,871
Snam Rete Gas SpA	4,029	21,567
Telecom Italia Media SpA (a)(b)	7,369	3,487
Telecom Italia Mobile SpA (a)	5,921	32,933
Telecom Italia SpA (a)	38,773	124,529
Telecom Italia SpA Di Risp	26,437	69,944
Terna SpA (a)	4,634	12,175
Tiscali SpA (a)(b)	1,099	3,279
UniCredito Italiano SpA (a)	20,179	104,415
		1,608,551
Japan - 21.30%
77 Bank, Ltd.	2,000	12,623
ACOM Co., Ltd.	330	21,253
ADERANS Co., Ltd.	200	4,644
Advantest Corp. (a)	400	30,147
AEON Co., Ltd.	3,200	49,414
Aeon Credit Service Co., Ltd.	100	6,376
Aiful Corp. (a)	300	22,085
Aisin Seiki Co., Ltd.	1,000	22,297
Ajinomoto Co., Inc. (a)	3,000	33,252
Alfresa Holdings Corp.	100	4,607
All Nippon Airways Co., Ltd.	2,000	6,302
ALPS Electric Co., Ltd.	1,000	15,175
Amada Co., Ltd.	2,000	13,655
Anritsu Corp.	1,000	6,044
Aoyama Trading Co., Ltd.	200	4,865
Ariake Japan Co., Ltd.	100	2,363
Asahi Breweries, Ltd.	1,700	20,691
Asahi Glass Co., Ltd. (a)	5,000	54,176
Asahi Kasei Corp.	6,000	29,355
Asatsu-DK, Inc.	200	5,768
Autobacs Seven Co., Ltd.	100	3,133
Bandai Co., Ltd. (a)	400	8,274
Bank of Fukuoka, Ltd. (a)	3,000	18,381
Bank of Kyoto, Ltd.	1,000	8,415
Bank of Yokohama, Ltd.	6,000	34,496
Benesse Corp. (a)	300	9,564
Bridgestone Corp.	3,000	59,290
Canon, Inc.	3,700	201,133
Casio Computer Co., Ltd.	900	12,613
Central Glass Co., Ltd.	1,000	6,376
Central Japan Railway Co.	5	40,310
Chiba Bank, Ltd.	4,000	27,272
Chiyoda Corp.	1,000	11,977
Chubu Electric Power Co. (a)	2,900	67,333
Chugai Pharmaceutical Co., Ltd.	1,100	16,287

15

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Circle K Sunkus Co., Ltd.	300	$6,744
Citizen Watch Co., Ltd. (a)	1,100	9,648
Coca-Cola West Japan Co., Ltd. (a)	200	4,487
COMSYS Holdings Corp.	1,000	8,477
Credit Saison Co., Ltd.	700	23,347
CSK Corp. (a)	300	10,697
DAI Nippon Printing Co., Ltd.	3,000	47,542
Daicel Chemical Industries, Ltd.	1,000	5,215
Daido Steel Co., Ltd.	2,000	8,175
Daiichi Pharmaceutical Co., Ltd.	1,200	26,977
Daikin Industries, Ltd.	1,000	24,462
Daimaru, Inc.	1,000	8,596
Dainippon Ink & Chemicals, Inc.	3,000	8,900
Dainippon Screen MFG. Co., Ltd.	1,000	6,836
Daito Trust Construction Co., Ltd. (a)	400	15,073
Daiwa House Industry Co., Ltd.	2,000	22,168
Daiwa Securities Group, Inc.	6,000	38,144
Denki Kagaku Kogyo Kabushiki Kaisha	2,000	7,002
Denso Corp.	2,700	61,446
Dentsu, Inc. (a)	9	22,389
Dowa Mining Co., Ltd.	1,000	6,477
E*Trade Securities Co., Ltd.	2	6,352
East Japan Railway Co.	17	84,424
Ebara Corp.	1,000	3,612
Eisai Co., Ltd. (a)	1,300	44,078
Electric Power Development Co., Ltd.	700	19,929
Elpida Memory, Inc. (b)	200	7,052
FamilyMart Co., Ltd.	400	11,609
FANUC, Ltd.	900	55,890
Fast Retailing Co., Ltd.	200	10,577
Fuji Electric Co., Ltd.	2,000	6,099
Fuji Photo Film Co., Ltd.	2,400	74,741
Fuji Soft ABC, Inc.	200	5,841
Fuji Television Network, Inc.	2	4,109
Fujikura, Ltd. (a)	2,000	10,190
Fujitsu, Ltd.	9,000	49,505
Furukawa Electric Co., Ltd. (b)	2,000	8,311
Glory, Ltd.	300	5,074
Goodwill Group, Inc. (a)	2	3,722
Gunma Bank, Ltd.	2,000	11,959
Gunze, Ltd.	1,000	4,395
Hakuhodo DY Holdings, Inc.	100	6,988
Hankyu Department Stores, Inc.	1,000	6,026
Hikari Tsushin, Inc.	100	5,975
Hino Motors, Ltd.	1,000	5,565
Hirose Electric Co., Ltd.	100	10,633
Hitachi Cable, Ltd.	1,000	4,330
Hitachi Capital Corp.	400	7,739
Hitachi Chemical Co., Ltd.	500	9,071
Hitachi Construction Machinery Co., Ltd.	600	7,137
Hitachi Software Engineering Co., Ltd.	100	1,673
Hitachi, Ltd.	16,000	96,116
Hokkaido Electric Power Co., Inc.	800	16,142
Hokugin Financial Group, Inc.	5,000	15,986
Honda Motor Co., Ltd.	3,900	191,883
House Food Corp. (a)	300	4,235

	Shares	Market Value
Hoya Corp. (a)	500	$55,881
Ibiden Co., Ltd.	500	12,935
Index Corp.	2	4,935
INPEX Corp.	2	10,264
Isetan Co., Ltd.	800	10,312
Ishihara Sangyo Kaisha, Ltd.	1,000	2,202
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)(b)	5,000	7,141
Ito En, Ltd.	100	4,763
Ito-Yokado Co., Ltd. (a)	1,600	54,397
Itochu Corp.	7,000	33,989
Itochu Techno-Science Corp.	100	3,234
Jafco Co., Ltd.	100	5,362
Japan Airlines System Corp.	4,000	11,499
Japan Prime Realty Investment Corp.	2	5,984
Japan Real Estate Investment Corp.	2	16,032
Japan Retail Fund Investment Corp.	1	8,136
Japan Tobacco, Inc.	4	52,333
JFE Holding, Inc. (a)	2,700	68,038
JGC Corp.	1,000	11,379
Joyo Bank, Ltd.	3,000	15,285
JS Group Corp.	1,100	18,760
JSR Corp. (a)	800	16,879
Kajima Corp.	4,000	13,710
Kaken Pharmaceutical Co., Ltd.	1,000	6,560
Kamigumi Co., Ltd.	1,000	7,472
Kaneka Corp.	1,000	10,439
Kansai Electric Power Co.	3,700	71,931
Kansai Paint Co., Ltd.	1,000	6,238
Kao Corp. (a)	3,000	69,517
Katokichi Co., Ltd. (a)	600	4,196
Kawasaki Heavy Industries, Ltd. (a)	6,000	10,780
Kawasaki Kisen Kaisha, Ltd. (a)	2,000	11,904
KDDI Corp.	13	59,601
Keihin Electric Express Railway Co., Ltd. (a)	2,000	12,217
Keio Electric Railway Co., Ltd.	3,000	16,253
Keisei Electric Railway Co., Ltd.	1,000	4,833
Keyence Corp.	200	43,894
Kikkoman Corp.	1,000	9,085
Kinden Corp.	1,000	7,417
Kintetsu Corp. (a)	7,000	20,896
Kirin Brewery Co., Ltd.	4,000	39,250
Kobe Steel, Ltd. (a)	13,000	22,758
Kokuyo Co., Ltd.	400	5,134
Komatsu, Ltd.	5,000	37,545
Konami Co., Ltd.	400	7,997
Konica Minolta Holdings, Inc. (a)	2,000	17,967
KOSE Corp.	200	6,757
Koyo Seiko Co., Ltd.	1,000	13,010
Kubota Corp.	5,000	27,733
Kuraray Co., Ltd.	2,000	17,782
Kurita Water Industries, Ltd. (a)	500	7,449
Kyocera Corp.	800	61,400
Kyowa Hakko Kogyo Co., Ltd.	2,000	12,752
Kyushu Electric Power Co.	1,800	37,481
Lawson, Inc.	300	10,946

16

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Leopalace21 Corp.	700	$10,700
Mabuchi Motor Co., Ltd.	100	5,795
Makita Corp.	1,000	19,533
Marubeni Corp.	6,000	19,072
Marui Co., Ltd.	1,400	19,516
Matsui Securities Co., Ltd.	500	5,768
Matsumotokiyoshi Co., Ltd.	200	5,233
Matsushita Electric Industrial Co., Ltd.	10,400	155,423
Matsushita Electric Works, Ltd.	2,000	16,585
Mediceo Holdings Co., Ltd. (a)	600	8,021
Meiji Dairies Corp.	1,000	5,574
Meiji Seika Kaisha, Ltd.	1,000	4,883
Meitec Corp. (a)	200	6,155
Millea Holdings, Inc.	8	106,141
Minebea Co., Ltd. (a)	2,000	8,163
Mitsubishi Chemical Corp.	8,000	22,997
Mitsubishi Corp. (a)	5,600	74,247
Mitsubishi Electric Corp.	10,000	54,545
Mitsubishi Estate Co., Ltd. (a)	5,000	53,992
Mitsubishi Gas Chemical Co., Inc.	2,000	9,895
Mitsubishi Heavy Industries, Ltd. (a)	15,000	38,697
Mitsubishi Logistics Corp.	1,000	9,591
Mitsubishi Materials Corp.	4,000	8,808
Mitsubishi Rayon Co., Ltd. (a)	2,000	8,090
Mitsubishi Securities Co., Ltd.	1,000	8,387
Mitsubishi Tokyo Financial Group, Inc.	24	200,120
Mitsui & Co., Ltd.	7,000	62,883
Mitsui Chemicals, Inc.	3,000	17,082
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	3,000	6,496
Mitsui Fudosan Co., Ltd. (a)	4,000	44,815
Mitsui Mining & Smelting Co., Ltd.	2,000	8,716
Mitsui O.S.K. Lines, Ltd. (a)	5,000	30,175
Mitsui Sumitomo Insurance Co., Ltd.	6,400	58,554
Mitsui Trust Holdings, Inc.	2,300	22,611
Mitsukoshi, Ltd.	2,000	8,606
Mitsumi Electric Co., Ltd.	300	3,193
Mizuho Financial Group, Inc.	42	198,904
Murata Manufacturing Co., Ltd. (a)	1,100	56,148
Namco, Ltd. (a)	400	5,418
NEC Corp. (a)	9,000	50,002
NEC Electronics Corp. (a)	200	9,582
Net One Systems Co., Ltd. (a)	2	5,510
NGK Insulators, Ltd.	1,000	10,467
NGK Spark Plug Co., Ltd.	1,000	11,296
NHK Spring Co., Ltd.	1,000	8,322
Nichii Gakkan Co.	100	2,460
Nichirei Corp.	1,000	3,759
Nidec Corp. (a)	300	32,893
Nikko Cordial Corp. (a)	8,000	35,233
Nikon Corp.	1,000	11,139
Nintendo Co., Ltd.	500	53,163
Nippon Building Fund, Inc.	1	9,103
Nippon Electric Glass Co., Ltd.	1,000	15,503
Nippon Express Co., Ltd.	4,000	18,280
Nippon Kayaku Co., Ltd.	1,000	5,418
Nippon Light Metal Co., Ltd. (a)	3,000	7,270

	Shares	Market Value
Nippon Meat Packers, Inc.	1,000	$12,392
Nippon Mining Holdings, Inc.	3,500	19,220
Nippon Oil Corp.	7,000	45,921
Nippon Sanso Corp.	1,000	5,012
Nippon Sheet Glass Co., Ltd. (a)	2,000	7,850
Nippon Shokubai Co., Ltd. (a)	1,000	8,043
Nippon Steel Corp. (a)	31,000	72,548
Nippon Telegraph and Telephone Corp.	26	106,362
Nippon Unipac Holding	4	15,589
Nippon Yusen Kabushiki Kaisha (a)	5,000	27,364
Nippon Zeon Corp.	1,000	8,716
Nishi-Nippon City Bank, Ltd.	2,000	8,249
Nishimatsu Construction Co., Ltd.	1,000	3,381
Nissan Chemical Industries, Ltd.	1,000	10,292
Nissan Motor Co., Ltd. (a)	11,200	110,106
Nisshin Seifun Group, Inc.	1,000	9,877
Nisshin Steel Co., Ltd.	5,000	12,254
Nisshinbo Industries, Inc.	1,000	7,703
Nissin Food Products Co., Ltd.	400	10,577
Nitori Co., Ltd.	100	6,597
Nitto Denko Corp.	800	45,036
NOK Corp. (a)	400	10,890
Nomura Holdings, Inc.	8,800	111,485
Nomura Real Estate Office Fund, Inc.	1	7,347
Nomura Research Institute, Ltd.	100	9,499
NSK, Ltd.	2,000	9,730
NTN Corp.	2,000	10,854
NTT Data Corp. (a)	6	19,238
NTT DoCoMo, Inc.	87	130,658
NTT Urban Development Corp.	1	4,447
Obayashi Corp.	3,000	15,258
Odakyu Electric Railway Co., Ltd.	3,000	15,893
OJI Paper Co., Ltd. (a)	4,000	21,228
Oki Electric Industry Co., Ltd. (a)	2,000	6,818
Okumura Corp.	1,000	5,399
Olympus Corp.	1,000	19,625
Omron Corp.	1,000	22,021
Onward Kashiyama Co., Ltd.	1,000	12,199
Oracle Corp., Japan (a)	200	7,887
Oriental Land Co., Ltd. (a)	200	11,867
ORIX Corp.	400	57,751
Osaka Gas Co., Ltd.	10,000	30,958
Pioneer Corp. (a)	700	11,622
Promise Co., Ltd. (a)	400	24,950
Q.P. Corp. (a)	500	4,353
Rakuten, Inc. (a)	23	17,377
Resona Holdings, Inc. (a)(b)	21,000	40,245
Ricoh Co., Ltd. (a)	3,000	49,062
Rinnai Corp.	200	5,040
Rohm Co., Ltd.	500	46,897
Ryohin Keikaku Co., Ltd.	200	9,103
Sanden Corp.	1,000	4,146
Sanken Electric Co., Ltd.	1,000	13,719
Sankyo Co., Ltd. (a)	2,000	40,816
Sankyo Co., Ltd. NPV (a)	200	8,735
Santen Pharmaceutical Co., Ltd.	400	9,022

17

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Sanwa Shutter Corp.	1,000	$5,602
Sanyo Electric Co., Ltd. (a)	7,000	19,091
Sapporo Holdings, Inc.	1,000	5,003
Secom Co., Ltd.	1,000	42,290
Sega Sammy Holdings, Inc.	400	23,108
Seiko Epson Corp.	500	16,677
Seino Transportation Co., Ltd.	1,000	8,771
Sekisui Chemical Co., Ltd.	2,000	13,913
Sekisui House, Ltd.	2,000	19,662
Seven-Eleven Japan Co., Ltd.	1,700	48,086
SFCG Co., Ltd.	30	7,634
Sharp Corp. (a)	5,000	77,671
Shimachu Co., Ltd.	200	4,994
Shimamura Co., Ltd.	100	7,739
Shimano, Inc.	400	11,646
Shimizu Corp.	3,000	13,378
Shin-Etsu Chemical Co., Ltd.	1,900	70,374
Shinko Securities Co., Ltd.	2,000	6,095
Shinsei Bank, Ltd. (a)	5,000	25,384
Shionogi & Co., Ltd.	2,000	27,530
Shiseido Co., Ltd.	2,000	24,084
Shizuoka Bank, Ltd.	3,000	25,982
Showa Denko K.K.	4,000	9,508
Showa Shell Sekiyu K.K.	700	6,798
Skylark Co., Ltd.	400	6,276
SMC Corp.	300	31,925
Softbank Corp. (a)	1,200	43,230
Softbank Investment Corp.	25	8,263
Sojitz Holdings Corp. (a)	1,200	4,677
Sompo Japan Insurance, Inc. (a)	4,000	40,650
Sony Corp. (a)	4,700	175,814
Stanley Electric Co., Ltd. (a)	700	10,900
Sumitomo Bakelite Co., Ltd.	1,000	6,247
Sumitomo Chemical Co., Ltd.	7,000	32,893
Sumitomo Corp. (a)	5,000	40,125
Sumitomo Electric Industries, Ltd.	4,000	42,161
Sumitomo Heavy Industries, Ltd. (a)	2,000	9,914
Sumitomo Metal Industries, Ltd.	20,000	33,906
Sumitomo Metal Mining Co., Ltd.	3,000	19,321
Sumitomo Mitsui Financial Group, Inc. (a)	20	129,912
Sumitomo Osaka Cement Co., Ltd.	2,000	4,828
Sumitomo Realty & Development Co., Ltd.	2,000	21,652
Sumitomo Rubber Industries, Ltd.	1,000	10,642
Sumitomo Trust & Banking Co., Ltd.	7,000	41,664
Suruga Bank, Ltd.	1,000	8,182
Suzuken Co., Ltd.	200	5,325
T&D Holdings, Inc.	1,150	57,852
Taiheiyo Cement Corp.	4,800	12,472
Taisei Corp.	4,000	13,304
Taisho Pharmaceutical Co., Ltd.	1,000	19,072
Taiyo Yuden Co., Ltd.	1,000	11,195
Takara Holdings, Inc.	1,000	6,348
Takashimaya Co., Ltd.	1,000	8,412
Takeda Pharmaceutical Co., Ltd.	4,500	216,842
Takefuji Corp.	550	34,155
Takuma Co., Ltd.	1,000	6,947

	Shares	Market Value
Tanabe Seiyaku Co., Ltd.	1,000	$10,357
TDK Corp.	600	43,783
Teijin, Ltd. (a)	4,000	17,616
Teikoku Oil Co., Ltd.	1,000	6,772
Terumo Corp.	800	21,118
THK Co., Ltd. (a)	500	10,135
TIS, Inc.	200	6,597
Tobu Railway Co., Ltd.	4,000	14,815
Toda Corp.	1,000	4,100
Toho Co., Ltd.	700	9,855
Tohoku Elecric Power Co., Inc.	1,900	38,163
Tokuyama Corp.	1,000	7,402
Tokyo Broadcasting System, Inc.	200	3,374
Tokyo Electric Power Co., Inc.	5,800	136,002
Tokyo Electron, Ltd.	800	44,815
Tokyo Gas Co., Ltd. (a)	11,000	43,175
Tokyo Steel Manufacturing Co., Ltd.	500	6,601
Tokyo Tatemono Co., Ltd.	1,000	6,942
Tokyu Corp. (a)	5,000	22,297
Tokyu Land Corp.	1,000	4,395
Tonen General Sekiyu K.K. (a)	1,000	10,679
Toppan Printing Co., Ltd. (a)	3,000	30,626
Toray Industries, Inc. (a)	6,000	26,701
Toshiba Corp.	15,000	61,501
Tosoh Corp.	2,000	8,182
Toto, Ltd. (a)	1,000	7,942
Toyo Seikan Kaisha, Ltd.	600	10,448
Toyobo Co., Ltd.	3,000	6,827
Toyoda Gosei Co., Ltd. (a)	200	3,510
Toyota Industries Corp.	1,000	26,996
Toyota Motor Corp.	14,300	508,573
Toyota Tsusho Corp.	1,000	16,967
Trend Micro, Inc.	500	15,663
Ube Industries, Ltd.	4,000	7,592
UFJ Holdings, Inc. (b)	20	101,534
Uni-Charm Corp.	200	8,145
UNY Co., Ltd.	1,000	10,890
Ushio, Inc.	1,000	19,349
USS Co., Ltd.	100	6,302
Wacoal Corp.	1,000	13,341
West Japan Railway Co.	8	27,346
World Co., Ltd.	200	6,579
Yahoo Japan Corp.	20	40,356
Yakult Honsha Co., Ltd.	500	9,237
Yamada Denki Co., Ltd. (a)	400	21,818
Yamaha Corp.	1,000	14,640
Yamaha Motor Co., Ltd. (a)	800	14,653
Yamanouchi Pharmaceutical Co., Ltd.	2,723	97,344
Yamato Transport Co., Ltd.	2,000	28,009
Yamazaki Baking Co., Ltd.	1,000	8,615
YASKAWA Electric Corp.	1,000	5,662
Yokogawa Electric Corp.	1,100	13,642
		9,584,629

18

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Netherlands - 4.81%
ABN AMRO Holding NV	9,187	$213,213
Aegon NV	7,146	91,365
Akzo Nobel NV (a)	1,420	55,759
ASML Holding NV (b)	2,565	41,222
Corio NV	218	12,042
DSM NV	403	27,002
Getronics NV	2,340	3,830
Hagemeyer NV (a)(b)	2,720	6,460
Heineken NV (a)	1,284	40,702
IHC Caland NV	160	10,258
ING Groep NV	9,598	265,507
James Hardie Industries NV	2,303	11,689
Koninklijke (Royal) KPN NV	10,720	85,085
Koninklijke (Royal) Numico NV (b)	795	31,706
Koninklijke (Royal) Philips Electronics NV	6,737	171,690
Koninklijke Ahold NV (b)	8,199	61,847
Oce NV (a)	399	5,784
Qiagen NV (a)(b)	705	8,519
Randstad Holdings NV	231	8,261
Reed Elsevier NV	3,679	50,840
Rodamco Europe NV	231	17,766
Royal Dutch Petroleum Co.	10,612	617,671
TNT Post Group NV	1,994	50,915
Unilever NV (a)	2,927	194,138
Vedior NV	846	12,009
VNU NV	1,228	33,381
Wereldhave NV	100	10,183
Wolters Kluwer NV	1,437	25,216
		2,164,060
New Zealand - 0.21%
Auckland International Airport, Ltd.	5,888	8,495
Carter Holt Harvey, Ltd.	3,308	4,167
Contact Energy, Ltd. (a)	1,459	7,239
Fisher & Paykel Appliances Holdings, Ltd. Series H	1,536	3,351
Fisher & Paykel Healthcare Corp., Ltd.	2,433	5,120
Fletcher Building, Ltd.	2,247	9,884
Independent Newspapers, Ltd.	554	2,429
Sky City Entertainment Group, Ltd.	2,173	6,576
Sky Network Television Ltd.	256	1,189
Telecom Corp. of New Zealand, Ltd.	9,831	41,238
Tower, Ltd. (b)	816	1,195
Warehouse Group, Ltd. (a)	696	1,597
Waste Management NZ Ltd.	488	2,116
		94,596
Norway - 0.69%
DNB NOR ASA (a)	3,400	32,913
Frontline, Ltd. (a)	291	12,485
Norsk Hydro ASA (a)	763	61,924
Norske Skogindustrier ASA (a)	531	8,163
Orkla ASA (a)	942	32,098
Petroleum Geo-Services ASA (b)	101	6,852
Prosafe ASA	200	6,007

	Shares	Market Value
Schibsted ASA	200	$5,281
Smedvig ASA Series A (a)	100	1,754
Statoil ASA (a)	3,558	62,272
Stolt Offshore SA (b)	1,013	7,751
Stolt-Nielsen SA	200	6,688
Storebrand ASA (a)	1,058	8,808
Tandberg ASA (a)	713	7,620
Telenor ASA (a)	3,956	31,555
Tomra Systems ASA (a)	901	3,879
Yara International ASA (a)	1,023	15,131
		311,181
Portugal - 0.33%
Banco BPI SA	1,741	6,577
Banco Comercial Portugues SA	11,223	29,002
Banco Espirito Santo SA, Registered	536	8,410
Brisa-Auto Estrada de Portugal SA	1,837	14,309
Cimpor-Cimentos de Portugal, SGPS SA	1,076	5,760
Energias de Portugal SA	11,062	28,041
Jeronimo Martins SGPS SA	191	2,668
Portugal Telecom SGPS SA	4,108	41,957
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA	239	5,079
Sonae, SGPS SA	4,577	6,702
		148,505
Singapore - 0.86%
Allgreen Properties, Ltd.	2,000	1,296
Ascendas Real Estate Investment Trust Units	3,500	4,557
Capitaland, Ltd. (a)	5,000	6,959
CapitaMall Trust	3,600	5,140
Chartered Semiconductor Manufacturing, Ltd. (a)(b)	5,401	3,921
City Developments, Ltd.	2,487	10,221
ComfortDelGro Corp., Ltd.	9,000	9,179
Creative Technology, Ltd. (a)	350	2,793
Datacraft Asia, Ltd.	2,000	2,140
DBS Group Holdings, Ltd.	6,000	50,036
Fraser & Neave, Ltd.	1,082	10,191
Haw Par Corp., Ltd.	746	2,372
Jardine Cycle & Carriage, Ltd.	566	4,177
Keppel Corp., Ltd. (a)	2,356	16,396
Keppel Land, Ltd.	2,000	2,736
Neptune Orient Lines, Ltd.	2,000	4,008
Oversea-Chinese Banking Corp., Ltd.	5,365	44,740
Overseas Union Enterprise, Ltd.	69	346
Parkway Holdings, Ltd.	4,063	4,388
SembCorp Industries Ltd.	4,700	6,401
SembCorp Logistics Ltd.	1,678	1,752
SembCorp Marine, Ltd.	3,000	3,780
Singapore Airlines, Ltd.	2,394	16,517
Singapore Exchange, Ltd. (a)	4,000	4,559
Singapore Land, Ltd.	1,000	3,120
Singapore Post, Ltd.	7,000	3,864
Singapore Press Holdings, Ltd.	8,085	20,954
Singapore Technologies Engineering, Ltd.	7,000	10,079

19

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Singapore Telecommunications, Ltd.	33,700	$52,568
SMRT Corp., Ltd.	4,000	2,568
STATS ChipPAC, Ltd. (a)(b)	5,000	3,630
Suntec Real Estate Investment Trust	4,000	3,048
United Overseas Bank, Ltd.	6,251	53,629
United Overseas Land, Ltd. (a)	2,327	3,071
Venture Corp.	1,000	8,999
Wing Tai Holdings, Ltd.	3,833	2,047
		386,182
Spain - 4.01%
Abertis Infraestructuras SA (a)	1,051	23,461
Acciona SA (a)	148	13,568
Acerinox, SA (a)	936	13,511
ACS SA (a)	1,264	33,597
Altadis SA Series A	1,421	58,264
Amadeus Global Travel Distribution SA Series A	1,640	14,772
Antena 3 de Television SA (a)	424	8,478
Banco Bilbao Vizcaya Argentaria SA (a)	17,439	273,395
Banco Popular Espanol SA (a)	888	52,877
Banco Santander Central Hispano SA (a)	30,562	348,627
Cintra Concesiones de Infraestructuras de Transporte SA (a)	1,015	11,066
Corporacion Mapfre SA	570	8,305
Ebro Puleva, SA	426	7,660
Endesa SA (a)	5,017	109,089
Fomento de Construcciones y Contratas SA (a)	230	12,674
Gamesa Corporacion Tecnologica, SA (a)	518	7,012
Gas Natural SDG SA (a)	802	22,482
Grupo Ferrovial SA (a)	321	19,770
Iberdrola SA (a)	4,036	103,055
Iberia Lineas Aereas de Espana SA (a)	2,469	7,808
Indra Sistemas SA	649	11,860
Industria de Diseno Textil SA (a)	1,129	32,009
Inmobiliaria Colonial, SA	155	8,020
Metrovacesa SA (a)	227	13,766
Metrovacesa, SA - New (b)	10	606
NH Hoteles SA (a)	389	4,940
Promotora de Informaciones SA	407	7,978
Repsol YPF SA (a)	4,819	120,439
Sacyr Vallehermoso SA (a)	573	11,557
Sociedad General de Aguas de Barcelona SA (a)	270	5,439
Sociedad General de Aguas de Barcelona SA - New (b)	4	78
Sogecable SA (a)(b)	180	6,574
Telefonica Publicidad e Informacion SA (a)	881	7,437
Telefonica SA (a)	22,944	384,261
Union Electrica Fenosa SA (a)	1,131	34,042
Zeltia SA (a)(b)	700	5,642
		1,804,119
Sweden - 2.44%
Alfa Laval AB	344	5,178
Assa Abloy AB Series B (a)	1,516	19,915

	Shares	Market Value
Atlas Copco AB - A Redemption (b)	585	$1,572
Atlas Copco AB - B Redemption (b)	400	1,075
Atlas Copco AB Series A	1,755	26,770
Atlas Copco AB Series B	1,200	16,853
Axfood AB	165	4,102
Billerud Aktiebolag (a)	211	2,538
Capio AB (b)	351	5,519
Castellum AB	181	6,981
D. Carnegie & Co., AB (a)	380	3,907
Electrolux AB (a)	1,405	30,683
Elekta AB	91	3,437
Eniro AB (a)	853	9,715
Fabege AB	448	9,031
Gambro AB Series A (a)	700	9,266
Gambro AB Series B (a)	600	7,983
Getinge AB (a)	854	12,395
Hennes & Mauritz AB (H&M) Series B (a)	2,485	87,832
Hoganas AB Series B	107	2,819
Holmen AB Series B	200	5,376
Lundin Petroleum AB (b)	970	7,007
Modern Times Group MTG AB (b)	225	6,925
Nordea AB (a)	10,650	97,326
OMX AB (a)(b)	500	6,031
Oriflame Cosmetics SA	150	3,054
Sandvik AB (a)(b)	1,000	39,444
SAS AB (a)(b)	530	4,772
Scania AB	500	18,244
Securitas AB Series B (a)	1,516	25,263
Skandia Forsakrings AB (a)	5,378	29,633
Skandinaviska Enskilda Banken (SEB) Series A	2,354	40,494
Skanska AB (a)	1,900	23,811
SKF AB - B Shares	1,868	19,205
SKF AB - Redeemable Share (b)	467	1,563
SSAB Svenskt Stal AB Series A	200	4,865
SSAB Svenskt Stal AB Series B	200	4,704
Svenska Cellulosa AB (SCA) Series B	1,033	35,123
Svenska Handelsbanken AB Series A (a)	2,751	59,523
Swedish Match AB (a)	1,705	19,534
Tele2 AB - B Shares (a)	1,467	14,047
Tele2 AB - Redemption B Shares (b)	489	654
Telefonaktiebolaget LM Ericsson	75,192	236,461
TeliaSonera AB	9,386	46,293
Trelleborg AB Series B	500	7,761
Volvo AB Series A	500	19,688
Volvo AB Series B (a)	1,185	48,254
Wihlborgs Fastigheter AB (b)	90	2,107
WM-Data AB Series B	1,000	2,607
		1,097,340
Switzerland - 6.90%
ABB, Ltd. (a) (b)	9,719	63,447
Adecco SA (a)	680	32,190
Ciba Specialty Chemicals AG (a)	350	20,816
Clariant AG (b)	1,228	17,213
Compagnie Financiere Richemont AG	2,532	77,068

20

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Credit Suisse Group (a)	6,214	$248,869
Geberit AG (a)	19	12,479
Givaudan SA (a)	37	22,035
Holcim, Ltd. (a)	938	57,026
Kudelski SA	166	5,844
Kuoni Reisen Holding AG Series B (b)	15	5,947
Logitech International SA (a)(b)	213	12,651
Lonza Group AG (a)	186	11,353
Micronas Semiconductor Holding AG (b)	173	6,478
Nestle SA	2,067	543,882
Nobel Biocare Holding AG (a)	118	23,525
Novartis AG (a)	12,094	590,436
Phonak Holding AG (a)	202	7,410
PSP Swiss Property AG	185	8,154
Rieter Holding AG (a)	21	5,685
Roche Holding AG (a)	3,599	453,749
Schindler Holding AG (a)	26	9,340
Serono SA (a)	30	18,299
SGS Societe Generale de Surveillance Holding SA (a)	22	15,446
SIG Holding AG	30	6,377
Straumann Holding AG (a)	41	8,259
Sulzer AG (a)	20	8,306
Swatch Group AG Registered (a)	171	22,600
Swatch Group AG Series B (a)	325	8,890
Swiss Reinsurance Co. (a)	1,646	101,915
Swisscom AG (a)	118	39,508
Syngenta AG (b)	545	56,445
Synthes, Inc.	244	26,795
UBS AG (a)	5,476	422,176
Unaxis Holding AG (a)	62	8,691
Valora Holding AG (a)(b)	21	4,609
Zurich Financial Services AG (a)(b)	736	122,328
		3,106,241
United Kingdom - 24.43%
3i Group PLC	3,063	38,487
Aegis Group PLC	5,274	9,344
Aggreko PLC	1,214	4,285
Alliance Unichem PLC	1,296	19,393
AMEC PLC	1,890	11,539
Amvescap PLC	3,855	22,591
Anglo American PLC	7,043	167,908
ARM Holdings PLC	6,929	13,598
Arriva PLC	978	9,454
Associates British Ports Holdings PLC	1,494	13,241
AstraZeneca Group PLC	8,134	345,120
Aviva PLC	11,679	130,727
BAA PLC	5,434	61,467
BAE Systems PLC	16,382	80,150
Balfour Beatty PLC	1,991	11,695
Barclays PLC	32,137	304,536
Barratt Developments PLC	1,322	15,831
BBA Group PLC	2,005	10,930
Bellway PLC	568	8,794
Berkeley Group Holdings PLC	545	8,165

	Shares	Market Value
BG Group PLC	17,522	$132,690
BHP Billiton PLC	12,237	147,646
BOC Group PLC	2,591	47,364
Boots Group PLC	3,754	41,338
Bovis Homes Group PLC	504	6,293
BP PLC (d)	106,888	1,070,187
BPB PLC	2,540	23,677
Brambles Industries PLC	3,798	20,773
Britannic Group PLC	860	8,006
British Airways PLC (b)	2,448	12,188
British America Tobacco PLC	7,960	151,005
British Land Co. PLC	2,521	39,877
British Sky Broadcasting PLC	6,046	59,930
Brixton PLC	1,110	7,456
BT Group PLC	42,289	163,869
Bunzl PLC	2,134	20,862
Cable & Wireless PLC	12,502	30,441
Cadbury Schweppes PLC	10,485	102,120
Capita Group PLC	3,152	21,951
Carnival PLC	844	46,086
Cattles PLC	1,492	8,628
Centrica PLC	18,412	77,619
Close Brothers Group PLC	634	8,416
Cobham PLC	507	12,981
Compass Group PLC	10,903	42,992
Cookson Group PLC (b)	958	5,658
Corus Group PLC (b)	21,374	17,672
Daily Mail & General Trust	1,631	19,946
Davis Service Group PLC	957	7,695
De La Rue PLC	868	5,970
Diageo PLC	14,943	214,644
Dixons Group PLC	9,836	26,988
Electrocomponents PLC	1,991	9,434
EMAP PLC	1,390	20,320
EMI Group PLC	4,294	19,448
Enterprise Inns PLC	1,840	25,962
Exel PLC	1,574	24,268
First Choice Holidays PLC	1,902	6,275
FirstGroup PLC	1,972	11,377
FKI PLC	2,775	4,866
Friends Provident PLC	9,377	29,733
Gallaher Group PLC	3,201	49,550
George Wimpey PLC	2,103	16,269
GKN PLC	3,381	15,482
GlaxoSmithKline PLC (c)	29,252	722,892
Great Portland Estates PLC	620	4,056
Group 4 Securicor PLC (b)	5,466	13,657
GUS PLC	4,944	76,047
Hammerson PLC	1,469	24,211
Hanson PLC	3,803	35,105
Hays PLC	7,970	17,994
HBOS PLC	19,542	284,256
Hilton Group PLC	8,153	42,111
HMV Group PLC	1,974	8,169
HSBC Holdings PLC (d)	55,831	880,591
ICAP PLC	2,468	12,333

21

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
IMI PLC	1,956	$14,652
Imperial Chemical Industries PLC	6,151	28,417
Imperial Tobacco Group PLC	3,688	99,785
Inchcape PLC	399	14,196
InterContinental Hotels Group PLC	3,134	36,304
International Power PLC (b)	7,860	27,636
Intertek Group PLC	785	10,777
Invensys PLC (b)	24,467	5,002
iSOFT Group PLC	927	6,785
ITV PLC	19,933	41,662
J Sainsbury PLC	7,065	36,684
Johnson Matthey PLC	1,184	21,063
Kelda Group PLC	2,011	23,533
Kesa Electricals PLC	2,424	11,804
Kingfisher PLC	11,868	55,423
Land Securities Group PLC	2,296	59,577
Legal & General Group PLC	33,262	65,578
Liberty International PLC	1,279	22,729
Lloyds TSB Group PLC	27,829	229,074
LogicaCMG PLC	3,381	10,444
London Stock Exchange PLC	1,349	11,766
Man Group PLC	1,455	34,846
Marconi Corp. PLC (b)	1,066	5,811
Marks & Spencer Group PLC	8,474	51,969
Meggitt PLC	2,125	11,285
MFI Furniture Group PLC	2,923	5,683
Misys PLC	2,661	10,456
Mitchells & Butlers PLC	2,814	16,516
National Express Group PLC	711	11,208
National Grid Transco PLC	15,325	149,678
Next PLC	1,261	32,996
Pearson PLC	3,918	46,917
Peninsular & Oriental Steam Navigation Co.	3,800	21,423
Persimmon PLC	1,473	20,007
Pilkington PLC	5,105	10,737
Premier Farnell PLC	1,868	5,507
Provident Financial PLC	1,382	16,875
Prudential PLC	11,745	104,255
Punch Taverns PLC	1,327	16,445
Rank Group PLC	3,442	16,762
Reckitt Benckiser PLC	3,039	92,772
Reed Elsevier PLC	6,251	59,633
Rentokil Initial PLC	9,570	25,693
Reuters Group PLC	7,012	49,182
Rexam PLC	2,902	25,443
Rio Tinto PLC	5,298	157,113
Rolls-Royce Group PLC (b)	7,440	36,671
Rolls-Royce Group PLC, Class B	637,050	1,158
Royal & Sun Alliance Insurance Group PLC	15,451	21,619
Royal Bank of Scotland Group PLC	15,815	464,397
SABMiller PLC	4,119	63,245
Sage Group PLC	6,550	25,708
Schroders PLC	593	8,168
Scottish & Newcastle PLC	3,673	31,753
Scottish & Southern Energy PLC	4,229	75,424
Scottish Power PLC	9,187	77,375

	Shares	Market Value
Serco Group PLC	2,074	$9,497
Severn Trent PLC	1,815	33,360
Shell Transport & Trading Co. PLC	47,893	415,551
Signet Group PLC	9,431	17,608
Slough Estates PLC	2,254	21,073
Smith & Nephew PLC	4,578	45,212
Smiths Group PLC	2,794	44,677
SSL International PLC	906	4,597
Stagecoach Group PLC	3,990	8,011
Tate & Lyle PLC	2,127	18,301
Taylor Woodrow PLC	2,660	15,310
Tesco PLC	38,552	219,266
TI Automotive, Ltd. Class A (b)	4,947	0
Tomkins PLC	4,159	20,348
Travis Perkins PLC	536	17,122
Trinity Mirror PLC	1,606	18,181
Unilever PLC	13,709	133,646
United Business Media PLC	1,835	16,672
United Utilities PLC	2,906	35,802
United Utilities PLC Class A	1,474	13,325
Vodafone Group PLC (c)	323,586	815,834
Whitbread PLC (a)	1,344	22,224
William Hill PLC	1,932	17,360
Wolseley PLC	2,890	59,184
WPP Group PLC	6,071	64,866
Yell Group PLC	3,743	27,801
		10,997,078
Total Common Stocks (Cost $35,686,849)		43,887,524
Preferred Stocks - 0.23%
Germany - 0.23%
Fresenius Medical Care AG	140	8,586
Henkel KGAA	314	28,883
Porsche AG	42	29,201
ProSieben Sat.1 Media AG (a)	406	6,715
RWE AG	205	10,872
Volkswagen AG (a)	564	18,163
Total Preferred Stocks (Cost $83,077)		102,420
Rights - 0.0%
Austria - 0.0%
Boehler-Uddeholm AG (b)	39	0
Spain - 0.0%
Metrovacesa SA (b)	27	71
Sogecable SA (b)	180	75
		146

22

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

	Shares	Market Value
Sweden - 0.0%
Sandvik AB (b)	1,100	$646
SSAB Svenskt Stal AB Series A (b)	400	156
SSAB Svenskt Stal AB Series B (b)	200	94
TeliaSonera AB (b)	10,886	1,039
		1,935
Total Rights (Cost $0)		2,081
Money Market Funds - 25.69%
United States - 25.69%
AIM Short Term Investment Prime Portfolio	396,091	396,091
AIM Treasury Fund	227,210	227,210
Federated Money Market Obligations Trust	169	169
State Street Navigator Securities Lending Prime Portfolio (e) (f)	10,938,996	10,938,996
Total Money Market Funds (Cost $11,562,466)		11,562,466
Total Investments - 123.43% (Cost $47,332,392) (g)(h)(i)		55,554,491
Liabilities in excess of assets - (23.43)%		(10,545,093)
Net Assets - 100.00%		$45,009,398

(a)  All or a portion of these securites were on loan at May 31, 2005.

(b)  Non-income producing security.

(c)  All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(d)  All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(e)  Security represents investment made with cash collateral received from securities loaned.

(f)  Affiliated issuer. See table that follows for more information.

(g)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2005 was $8,643,516 and $421,417, respectively, resulting in net unrealized appreciation of investments of $8,222,099.

(h)  Includes $10,841,808 of investment in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $10,938,996. In addition, the custodian held securities having an aggregate value of $602,788 as collateral for Portfolio securities loaned. See securities collateral table for more information.

(i)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used whan a significant event effecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio's net asset value. A significant event includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of the security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

Abbreviations
NPV - No Par Value
Schedule of Futures Contracts (long)	Number of Contracts	Unrealized Appreciation/ (Depreciation)
SPI 200 Index Futures Expiration date 06/2005	2	$(5,675)
CAC 40 Euro Futures Expiration date 06/2005	2	2,062
Hang Seng Index Futures Expiration date 06/2005	1	2,128
TOPIX Index Futures Expiration date 06/2005	3	(14,418)
Financial Times Stock Exchange 100 Index Futures Expiration date 06/2005	3	331
MIB 30 Index Futures Expiration date 06/2005	1	1,706
Net unrealized depreciation on open futures contracts purchased		$(13,866)
Industry Concentration as a Percentage of Net Assets:

Financials	26.57%
Consumer Discretionary	12.17%
Industrials	10.09%
Health Care	8.33%
Energy	8.27%
Consumer Staples	7.69%
Materials	7.01%
Telecommunication Services	6.69%
Information Technology	5.85%
Utilities	5.07%
Cash, receivables, and other assets, less liabilities	2.26%
100.00%

23

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

Open Forward Foreign Currency	USD face	USD current	Unrealized
Purchase Contracts	value	value	Gain	Loss
Australian Dollar
Local Contract amount - 212,000	$159,560	$159,271	$–	$289
Settlement Date - 08/23/05
Euro Dollar Local Contract amount - 239,000 Settlement Date - 08/23/05	302,758	294,904	–	7,854
Hong Kong Dollar Local Contract amount - 594,000 Settlement Date - 08/23/05	76,296	76,342	46	–
Japanese Yen Local Contract amount - 35,800,000 Settlement Date - 08/23/05	336,751	332,369	–	4,382
Pound Sterling Local Contract amount - 149,000 Settlement Date - 08/23/05	273,141	269,831	–	3,310
Total Open Forward Foreign Currency Purchase Contracts	$1,148,506	$1,132,717	$46	$15,835

Affiliated Issuer Table

Security Description	Number of Shares held at 08/31/04	Shares Purchased For the Nine Months Ended 05/31/05	Shares Sold For the Nine Months Ended 05/31/05	Number of Shares held at 05/31/05	Income Earned For the Nine Months Ended 05/31/05
State Street Navigator Securities Lending Prime Portfolio	11,698,744	32,672,158	33,431,906	10,938,996	$51,656

24

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments, continued

May 31, 2005 (Unaudited)

Securities Collateral Table

	Principal Amount	Maturity Dates	Interest Rates	Value
Federal Republic of Germany	€4,473	09/16/05	2.500%	$5,608
Federal Republic of Germany	2,919	03/10/06	2.000	3,606
Federal Republic of Germany	1,980	07/04/08	4.125	2,653
Federal Republic of Germany	70	10/10/08	3.500	91
Federal Republic of Germany	65	01/04/09	3.750	84
Federal Republic of Germany	103,376	04/17/09	3.250	131,121
Federal Republic of Germany	93	07/04/09	4.500	127
Federal Republic of Germany	50,423	04/09/10	3.250	63,967
Federal Republic of Germany	117,922	01/04/11	5.250	166,557
Federal Republic of Germany	35,588	07/04/11	5.000	50,995
Federal Republic of Germany	13,910	01/04/12	5.000	19,571
Federal Republic of Germany	31.994	07/04/12	5.000	46,169
Federal Republic of Germany	7,498	01/04/13	4.500	10,287
Federal Republic of Germany	17,041	07/04/14	4.250	23,489
Federal Republic of Germany	955	01/04/31	5.500	1,513
Government of France	7,604	01/12/08	3.500	9,767
Government of France	15,041	07/12/09	3.500	19,788
Government of France	833	01/12/10	3.000	1,053
Government of France	5,153	07/25/11	1.600	6,683
Government of France	658	10/25/12	4.750	924
Government of France	670	04/25/14	4.000	877
Kingdom of Belgium	93	03/28/08	5.750	125
Kingdom of Belgium	1,730	07/29/08	7.500	2,589
Kingdom of Belgium	11,100	09/28/10	5.750	16,186
Kingdom of Belgium	305	09/28/11	5.000	433
Kingdom of Belgium	1,203	03/28/15	8.000	2,079
Kingdom of Belgium	2,191	09/28/15	3.750	2,858
Kingdom of Belgium	7,291	03/28/35	5.000	10,748
Kingdom of Netherlands	1,578	07/15/07	3.000	1,946
Kingdom of Netherlands	649	07/15/13	4.250	894
				$602,788

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

25

IQR-5/05

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Special Equity Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Quarterly Report

May 31, 2005

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.9%
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A	2,400	138
Autozone, Inc. (Æ)	5,600	507
Barnes & Noble, Inc. (Æ)	29,800	1,128
Coach, Inc. (Æ)	35,200	1,022
Comcast Corp. Class A (Æ)	17,433	561
Cox Radio, Inc. Class A (Æ)	12,200	198
Darden Restaurants, Inc.	18,900	614
Federated Department Stores, Inc.	19,700	1,329
Ford Motor Co. (Ñ)	42,450	424
Gannett Co., Inc.	1,700	127
Gap, Inc. (The)	60,600	1,273
Goodyear Tire & Rubber Co. (The) (Æ)	5,500	79
Harrah's Entertainment, Inc. (Ñ)	10,600	761
Harte-Hanks, Inc. (Ñ)	36,900	1,081
Hearst-Argyle Television, Inc.	2,300	57
Hilton Hotels Corp.	5,300	128
Home Depot, Inc.	44,800	1,763
KB Home	10,400	702
Lennar Corp. Class A	3,500	203
Liz Claiborne, Inc.	8,500	319
Lowe's Cos., Inc.	3,500	200
Marriott International, Inc. Class A	6,200	419
Marvel Enterprises, Inc. (Æ)(Ñ)	41,400	881
McDonald's Corp.	63,400	1,962
MGM Mirage (Æ)	3,000	114
Nordstrom, Inc.	800	49
NVR, Inc. (Æ)	1,400	1,063
Radio One, Inc. Class D (Æ)(Ñ)	1,200	15
Rent-A-Center, Inc. (Æ)(Ñ)	3,050	72
Sears Holdings Corp. (Æ)	3,700	543
Sherwin-Williams Co. (The)	27,100	1,205
Standard-Pacific Corp.	300	24
Stanley Works (The)	21,300	950
Staples, Inc.	42,000	904
Starwood Hotels & Resorts Worldwide, Inc. (ö)	8,600	481
Timberland Co. Class A (Æ)	23,400	863
Time Warner, Inc. (Æ)	163,250	2,841
TJX Cos., Inc.	6,300	144
Toys R Us, Inc. (Æ)	2,100	55
Viacom, Inc. Class B	53,700	1,841
Walt Disney Co.	60,700	1,666
Weight Watchers International, Inc. (Æ)(Ñ)	4,200	204
		28,910

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 10.3%
Altria Group, Inc.	30,700	2,061
Anheuser-Busch Cos., Inc.	34,900	1,635
BJ's Wholesale Club, Inc. (Æ)(Ñ)	35,800	1,079
Campbell Soup Co.	4,400	137
Clorox Co.	9,900	578
Coca-Cola Co. (The)	73,700	3,289
Coca-Cola Enterprises, Inc.	28,100	615
Energizer Holdings, Inc. (Æ)	4,300	271
Gillette Co. (The)	20,400	1,076
Kimberly-Clark Corp.	5,400	347
Molson Coors Brewing Co. Class B (Ñ)	9,300	544
Pepsi Bottling Group, Inc.	18,900	536
PepsiCo, Inc.	55,800	3,142
Pilgrim's Pride Corp. (Ñ)	26,100	920
Procter & Gamble Co.	74,500	4,109
Reynolds American, Inc. (Ñ)	100	8
Tyson Foods, Inc. Class A	45,000	831
Wal-Mart Stores, Inc.	77,500	3,660
		24,838
Energy - 9.0%
BJ Services Co.	7,300	367
Burlington Resources, Inc.	30,700	1,556
Chevron Corp.	38,020	2,045
ConocoPhillips	5,200	561
Cooper Cameron Corp. (Æ)	3,000	177
Devon Energy Corp.	12,700	583
Exxon Mobil Corp.	160,016	8,993
Kerr-McGee Corp. (Ñ)	8,294	613
Marathon Oil Corp.	23,700	1,149
National-Oilwell Varco, Inc. (Æ)	2,341	105
Occidental Petroleum Corp.	11,000	804
Pride International, Inc. (Æ)	41,900	945
Schlumberger, Ltd.	5,600	383
Smith International, Inc.	200	12
Sunoco, Inc.	10,700	1,097
Tidewater, Inc. (Ñ)	3,900	135
Transocean, Inc. (Æ)	12,100	603
Valero Energy Corp.	20,800	1,427
		21,555
Financials - 19.8%
ACE, Ltd.	900	39
AFLAC, Inc.	25,100	1,043
Allmerica Financial Corp. (Æ)	19,900	695
Allstate Corp. (The)	33,500	1,950

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
AMBAC Financial Group, Inc.	3,800	274
American Express Co.	46,000	2,477
American Financial Group, Inc.	4,500	146
American International Group, Inc.	66,025	3,668
Apartment Investment & Management Co. Class A (ö)	4,300	159
Assurant, Inc.	11,700	411
Bank of America Corp.	112,152	5,195
Bear Stearns Cos., Inc. (The)	13,600	1,347
Charles Schwab Corp. (The)	15,700	178
Chubb Corp.	3,800	320
Citigroup, Inc.	137,400	6,473
Countrywide Financial Corp.	16,900	628
Equity Office Properties Trust (ö)	6,700	218
Fannie Mae	17,600	1,043
Federated Investors, Inc. Class B	28,100	832
Fifth Third Bancorp	6,900	294
Freddie Mac	11,800	767
IndyMac Bancorp, Inc. (Ñ)	3,700	152
JPMorgan Chase & Co.	98,072	3,506
Keycorp	41,300	1,353
Lehman Brothers Holdings, Inc.	17,800	1,641
Marsh & McLennan Cos., Inc.	3,500	102
MBNA Corp.	36,950	779
Merrill Lynch & Co., Inc.	26,900	1,460
Metlife, Inc.	12,300	549
Mills Corp. (The) (ö)	1,300	75
Morgan Stanley	4,100	201
North Fork BanCorp., Inc.	10,000	273
Old Republic International Corp. (Ñ)	11,850	295
PNC Financial Services Group, Inc.	15,300	836
Principal Financial Group, Inc.	6,600	263
Progressive Corp. (The)	9,000	865
Providian Financial Corp. (Æ)	5,300	94
Radian Group, Inc.	1,500	69
St. Paul Travelers Cos., Inc. (The)	1,170	44
Torchmark Corp.	3,400	179
US Bancorp	8,200	240
Ventas, Inc. (ö)	26,200	748
Wachovia Corp.	49,800	2,527
Washington Mutual, Inc.	27,378	1,131
Wells Fargo & Co.	35,500	2,144
		47,683
Health Care - 13.7%
Abbott Laboratories	30,800	1,486
Aetna, Inc.	3,900	304
AmerisourceBergen Corp.	13,900	898
Amgen, Inc. (Æ)	24,888	1,558
Applera Corp. - Applied Biosystems Group	3,700	79
Barr Pharmaceuticals, Inc. (Æ)	6,500	330

	Principal Amount ($) or Shares	Market Value $
Becton Dickinson & Co.	5,700	327
Bristol-Myers Squibb Co.	1,300	33
Cardinal Health, Inc.	7,200	417
Caremark Rx, Inc. (Æ)	200	9
Charles River Laboratories International, Inc. (Æ)(Ñ)	6,400	308
Cigna Corp.	13,900	1,352
DaVita, Inc. (Æ)	12,450	573
Edwards Lifesciences Corp. (Æ)	3,500	160
Eli Lilly & Co.	7,000	408
Hospira, Inc. (Æ)	3,830	146
Humana, Inc. (Æ)	19,000	691
IMS Health, Inc.	30,900	759
Invitrogen Corp. (Æ)	13,600	1,079
Johnson & Johnson	81,030	5,437
McKesson Corp.	33,900	1,365
Medtronic, Inc.	35,800	1,924
Merck & Co., Inc.	55,700	1,807
Pfizer, Inc.	201,655	5,626
St. Jude Medical, Inc. (Æ)	19,000	762
Thermo Electron Corp. (Æ)	26,600	700
UnitedHealth Group, Inc.	50,000	2,429
WellPoint, Inc. (Æ)	10,700	1,423
Wyeth	6,600	286
Zimmer Holdings, Inc. (Æ)	4,700	360
		33,036
Industrials - 11.2%
3M Co.	30,800	2,361
Alliant Techsystems, Inc. (Æ)	1,900	136
Aramark Corp. Class B	5,000	131
Boeing Co.	800	51
Burlington Northern Santa Fe Corp.	4,200	208
Cendant Corp.	57,500	1,220
Danaher Corp.	24,600	1,356
Emerson Electric Co.	2,800	186
FedEx Corp.	2,600	232
General Dynamics Corp.	14,400	1,555
General Electric Co.	223,000	8,135
Hughes Supply, Inc.	200	5
Ingersoll-Rand Co., Ltd. Class A	12,800	991
L-3 Communications Holdings, Inc.	8,600	609
Lockheed Martin Corp.	10,000	649
Masco Corp.	4,700	150
Pentair, Inc.	4,000	178
Raytheon Co.	18,000	705
Republic Services, Inc.	8,300	294
Rockwell Collins, Inc.	1,600	79
Textron, Inc.	11,500	889
Total System Services, Inc. (Ñ)	5,700	139
Tyco International, Ltd.	52,400	1,516

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Parcel Service, Inc. Class B	26,300	1,937
United Technologies Corp.	20,100	2,145
Yellow Roadway Corp. (Æ)	18,400	971
		26,828
Information Technology - 15.9%
Adobe Systems, Inc.	9,200	304
Apple Computer, Inc. (Æ)	1,400	56
Arrow Electronics, Inc. (Æ)	500	14
Atmel Corp. (Æ)	13,200	40
Automatic Data Processing, Inc.	25,000	1,095
BMC Software, Inc. (Æ)	42,300	720
Cisco Systems, Inc. (Æ)	197,500	3,828
Citrix Systems, Inc. (Æ)	38,200	961
Computer Sciences Corp. (Æ)	8,500	394
Dell, Inc. (Æ)	80,800	3,223
EMC Corp. (Æ)	36,800	518
Fair Isaac Corp. (Ñ)	21,800	747
First Data Corp.	30,300	1,146
Freescale Semiconductor, Inc. Class B (Æ)	4,195	85
Google, Inc. Class A (Æ)	2,000	557
Hewlett-Packard Co.	14,163	319
Intel Corp.	178,200	4,799
International Business Machines Corp.	50,200	3,793
Jabil Circuit, Inc. (Æ)	11,400	333
JDS Uniphase Corp. (Æ)(Ñ)	121,800	186
Lucent Technologies, Inc. (Æ)(Ñ)	16,400	46
McAfee, Inc. (Æ)	15,100	433
MEMC Electronic Materials, Inc. (Æ)	60,900	834
Mettler Toledo International, Inc. (Æ)(Ñ)	7,600	372
Microsoft Corp.	237,400	6,125
Motorola, Inc.	38,000	660
National Semiconductor Corp.	51,500	1,036
NCR Corp. (Æ)	4,400	161
Oracle Corp. (Æ)	46,900	601
QLogic Corp. (Æ)	2,000	64
Qualcomm, Inc.	19,600	730
Scientific-Atlanta, Inc. (Ñ)	300	10
Texas Instruments, Inc.	50,800	1,404
VeriSign, Inc. (Æ)	14,200	459
Veritas Software Corp. (Æ)	28,600	711
Waters Corp. (Æ)	11,600	451
Xerox Corp. (Æ)	9,800	133
Yahoo!, Inc. (Æ)	22,000	818
		38,166

	Principal Amount ($) or Shares	Market Value $
Materials - 2.7%
Ball Corp.	500	19
Dow Chemical Co. (The)	500	23
Ecolab, Inc.	2,100	68
Engelhard Corp.	35,500	1,044
Georgia-Pacific Corp.	8,900	295
Louisiana-Pacific Corp.	6,600	166
Monsanto Co.	12,800	729
Newmont Mining Corp.	5,700	212
Nucor Corp.	5,700	302
Pactiv Corp. (Æ)	19,900	455
Phelps Dodge Corp.	11,400	996
PPG Industries, Inc.	4,000	261
Rayonier, Inc. (ö)(Ñ)	204	11
Sealed Air Corp. (Æ)	20,700	1,072
United States Steel Corp.	18,800	748
		6,401
Telecommunication Services - 2.6%
AT&T Corp.	23,800	447
BellSouth Corp.	2,000	54
CenturyTel, Inc. (Ñ)	7,300	239
Nextel Communications, Inc. Class A (Æ)	19,500	589
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	284
SBC Communications, Inc.	64,618	1,511
Sprint Corp.	15,750	373
Verizon Communications, Inc.	80,200	2,837
		6,334
Utilities - 2.7%
Dominion Resources, Inc.	13,900	977
Exelon Corp.	38,100	1,785
FirstEnergy Corp.	20,000	886
Northeast Utilities	4,100	81
PG&E Corp.	5,400	193
Southern Co. (The)	30,200	1,025
TXU Corp.	19,000	1,526
Xcel Energy, Inc.	1,800	33
		6,506
Total Common Stocks (cost $216,851)		240,257

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.6%
AIM Short-Term Investment Treasury Portfolio	1,507	2
Federated Investors Prime Cash Obligations Fund	1,250,449	1,250
United States Treasury Bills (ç)(ÿ)(§) 2.690% due 07/07/05	70	70
2.790% due 07/07/05	50	50
Total Short-Term Investments (cost $1,372)		1,372
Other Securities - 3.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	9,339,719	9,340
Total Other Securities (cost $9,340)		9,340
Total Investments - 104.4% (identified cost $227,563)		250,969
Other Assets and Liabilities, Net - (4.4%)		(10,503)
Net Assets - 100.0%		240,466

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 06/05 (3)	894	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		3

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.6%
Consumer Discretionary - 19.9%
Aeropostale, Inc. (Æ)	149,400	4,071
Aftermarket Technology Corp. (Æ)	90,877	1,394
American Greetings Corp. Class A	222,700	5,786
Ameristar Casinos, Inc.	129,689	6,658
Arbitron, Inc. (Ñ)	172,900	6,975
Catalina Marketing Corp. (Ñ)	249,100	5,978
CEC Entertainment, Inc. (Æ)(Ñ)	90,900	3,686
CKE Restaurants, Inc.	457,100	7,542
Dave & Buster's, Inc. (Æ)(Ñ)	54,500	979
Emmis Communications Corp. Class A (Æ)	234,000	4,156
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	529,400	7,618
Guess ?, Inc. (Æ)(Ñ)	58,500	985
K-Swiss, Inc. Class A (Ñ)	189,500	6,083
Lin TV Corp. Class A (Æ)(Ñ)	85,700	1,247
Men's Wearhouse, Inc. (Æ)(Ñ)	48,100	2,471
Meritage Homes Corp. (Æ)(Ñ)	86,400	6,283
Pantry, Inc. (The) (Æ)(Ñ)	246,302	9,529
Papa John's International, Inc. (Æ)(Ñ)	103,678	4,043
Penn National Gaming, Inc. (Æ)	311,900	10,159
Phillips-Van Heusen Corp. (Ñ)	222,700	6,902
RH Donnelley Corp. (Æ)(Ñ)	131,400	8,078
Scholastic Corp. (Æ)(Ñ)	140,400	5,268
Spectrum Brands, Inc. (Æ)(Ñ)	230,000	8,503
Tempur-Pedic International, Inc. (Æ)(Ñ)	380,200	8,870
Tenneco Automotive, Inc. (Æ)	139,300	2,090
Thomas Nelson, Inc.	83,800	1,948
Tupperware Corp. (Ñ)	270,200	6,107
Wolverine World Wide, Inc.	138,900	3,192
		146,601
Consumer Staples - 3.1%
American Italian Pasta Co. Class A	106,500	2,451
Chattem, Inc. (Æ)(Ñ)	141,800	6,083
Chiquita Brands International, Inc. (Ñ)	223,200	6,491
Longs Drug Stores Corp. (Ñ)	77,300	3,172
Nash Finch Co. (Ñ)	123,482	4,393
		22,590
Energy - 8.7%
Cal Dive International, Inc. (Æ)(Ñ)	156,100	7,087
Cimarex Energy Co. (Æ)(Ñ)	152,600	5,742
Forest Oil Corp. (Æ)	157,700	6,270
Frontier Oil Corp. (Ñ)	126,800	6,202
Helmerich & Payne, Inc. (Ñ)	143,100	5,934
Lone Star Technologies, Inc. (Æ)	78,800	3,266
Meridian Resource Corp. (Æ)(Ñ)	946,800	4,289

	Principal Amount ($) or Shares	Market Value $
NS Group, Inc. (Æ)(Ñ)	192,700	5,554
Overseas Shipholding Group, Inc. (Ñ)	106,800	6,526
Tesoro Corp. (Ñ)	146,300	6,379
Vintage Petroleum, Inc. (Ñ)	245,200	6,772
		64,021
Financials - 20.2%
Affiliated Managers Group, Inc. (Æ)	58,450	3,899
American Equity Investment Life Holding Co.	404,600	4,123
American Financial Realty Trust (Ñ)(ö)	94,100	1,445
American Home Mortgage Investment Corp. (Ñ)(ö)	167,200	5,444
American Physicians Capital, Inc. (Æ)	57,700	1,999
AmerUs Group Co. (Ñ)	135,800	6,463
BankAtlantic Bancorp, Inc. Class A	406,100	7,204
Bimini Mortgage Management, Inc. Class A (ö)(Ñ)	336,500	4,704
Capital Automotive REIT (ö)	146,900	5,256
Capstead Mortgage Corp. (ö)(Ñ)	439,000	4,135
Columbia Banking System, Inc. (Ñ)	38,800	955
Commercial Federal Corp.	225,100	5,630
Community Bank System, Inc. (Ñ)	75,900	1,769
Corus Bankshares, Inc. (Ñ)	127,800	6,559
Downey Financial Corp.	14,000	1,050
Education Realty Trust, Inc. (ö)(Ñ)	119,000	2,043
Financial Federal Corp. (Ñ)	207,900	7,755
FirstFed Financial Corp. (Æ)(Ñ)	130,874	7,091
Flagstar Bancorp, Inc. (Ñ)	43,300	856
Flushing Financial Corp. (Ñ)	62,000	1,047
FPIC Insurance Group, Inc. (Æ)(Ñ)	61,700	1,836
Hancock Holding Co. (Ñ)	52,009	1,683
Heritage Property Investment Trust (ö)(Ñ)	160,200	5,205
Highwoods Properties, Inc. (ö)(Ñ)	220,500	6,068
Independent Bank Corp. (Ñ)	72,900	2,051
Investment Technology Group, Inc. (Æ)	40,100	792
Irwin Financial Corp. (Ñ)	294,958	6,191
Kilroy Realty Corp. (Ñ)(ö)	123,400	5,575
LandAmerica Financial Group, Inc. (Ñ)	100,128	5,627
Mid-America Apartment Communities, Inc. (ö)	77,700	3,147
Nelnet, Inc. Class A (Æ)(Ñ)	256,100	9,450
Ohio Casualty Corp. (Ñ)	53,400	1,276
Prosperity Bancshares, Inc.	36,099	979
Provident Bankshares Corp.	94,127	2,978
Santander BanCorp (Ñ)	31,200	686
Selective Insurance Group, Inc. (Ñ)	130,800	6,295
SVB Financial Group (Æ)	175,700	8,392
TierOne Corp. (Ñ)	60,778	1,466
		149,124

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Care - 9.6%
Alkermes, Inc. (Æ)(Ñ)	496,400	5,758
Alpharma, Inc. Class A	586,600	7,549
Genesis HealthCare Corp. (Æ)(Ñ)	143,093	6,223
Haemonetics Corp. (Æ)(Ñ)	261,100	10,627
Immunogen, Inc. (Æ)(Ñ)	533,500	3,180
Matthews International Corp. Class A	141,100	5,219
Medicines Co. (Æ)(Ñ)	248,000	5,441
RehabCare Group, Inc. (Æ)	104,200	2,896
Res-Care, Inc. (Æ)	128,100	1,707
Seattle Genetics, Inc. (Æ)(Ñ)	333,882	1,613
Sierra Health Services, Inc. (Æ)(Ñ)	87,200	5,761
Stewart Enterprises, Inc. Class A (Ñ)	529,000	3,132
Sybron Dental Specialties, Inc. (Æ)(Ñ)	215,100	7,974
United Therapeutics Corp. (Æ)(Ñ)	78,200	3,907
		70,987
Industrials - 15.8%
Alaska Air Group, Inc. (Æ)	236,500	6,982
Arkansas Best Corp.	71,300	2,334
Asset Acceptance Capital Corp. (Æ)(Ñ)	73,400	1,803
Consolidated Graphics, Inc. (Æ)	85,800	3,632
DRS Technologies, Inc. (Ñ)	26,600	1,252
ESCO Technologies, Inc. (Æ)(Ñ)	78,900	6,687
ExpressJet Holdings, Inc. (Æ)(Ñ)	342,700	2,958
Forward Air Corp. (Ñ)	193,650	5,200
Gardner Denver, Inc. (Æ)(Ñ)	122,100	4,683
Genlyte Group, Inc. (Æ)(Ñ)	157,600	7,023
Heartland Express, Inc. (Ñ)	257,843	5,170
HUB Group, Inc. Class A (Æ)(Ñ)	133,600	3,671
Kennametal, Inc.	161,100	7,088
Korn/Ferry International (Æ)(Ñ)	43,900	696
Pacer International, Inc. (Æ)(Ñ)	63,600	1,451
PDI, Inc. (Æ)(Ñ)	110,368	1,324
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	113,000	4,453
Sotheby's Holdings Class A (Æ)	334,500	4,693
Teledyne Technologies, Inc. (Æ)	191,262	6,048
Terex Corp. (Æ)(Ñ)	196,500	7,766
Toro Co.	187,000	8,050
United Rentals, Inc. (Æ)(Ñ)	317,300	6,371
USG Corp. (Æ)(Ñ)	158,800	7,281
Walter Industries, Inc. (Ñ)	237,200	10,057
		116,673

	Principal Amount ($) or Shares	Market Value $
Information Technology - 14.4%
Ansys, Inc. (Æ)	191,200	6,375
Arris Group, Inc. (Æ)(Ñ)	574,200	4,973
AsiaInfo Holdings, Inc. (Æ)(Ñ)	287,052	1,493
Aspect Communications Corp. (Æ)(Ñ)	379,037	3,639
Brightpoint, Inc. (Æ)(Ñ)	136,400	2,564
Brocade Communications Systems, Inc. (Æ)(Ñ)	1,477,100	5,775
Cabot Microelectronics Corp. (Æ)(Ñ)	77,900	2,441
Checkpoint Systems, Inc. (Æ)(Ñ)	225,094	3,966
Electronics for Imaging, Inc. (Æ)(Ñ)	76,013	1,444
Emulex Corp. (Æ)(Ñ)	447,800	8,463
Filenet Corp. (Æ)(Ñ)	111,300	3,101
Hyperion Solutions Corp. (Æ)(Ñ)	61,100	2,696
Inter-Tel, Inc. (Ñ)	160,900	3,303
Internet Security Systems, Inc. (Æ)	57,900	1,285
Ipass, Inc. (Æ)(Ñ)	446,400	2,754
j2 Global Communications, Inc. (Æ)	145,600	5,108
Lattice Semiconductor Corp. (Æ)	535,200	2,259
MicroStrategy, Inc. Class A (Æ)(Ñ)	84,900	4,729
MRO Software, Inc. (Æ)(Ñ)	115,600	1,734
Omnivision Technologies, Inc. (Æ)(Ñ)	202,200	3,199
Packeteer, Inc. (Æ)(Ñ)	174,900	2,076
PalmOne, Inc. (Æ)(Ñ)	270,100	7,676
Photronics, Inc. (Æ)(Ñ)	159,000	3,662
RadiSys Corp. (Æ)(Ñ)	126,400	2,044
RSA Security, Inc. (Æ)	152,600	1,877
Seachange International, Inc. (Æ)(Ñ)	171,900	1,358
SS&C Technologies, Inc.	120,816	3,612
WebEx Communications, Inc. (Æ)(Ñ)	85,875	2,307
Websense, Inc. (Æ)(Ñ)	147,000	7,895
Westell Technologies, Inc. Class A (Æ)	346,000	2,073
		105,881
Materials - 4.9%
AK Steel Holding Corp. (Æ)	497,800	3,808
Carpenter Technology Corp. (Ñ)	41,400	2,236
Century Aluminum Co. (Æ)(Ñ)	191,357	4,288
FMC Corp. (Æ)	119,500	6,626
Georgia Gulf Corp. (Ñ)	152,600	4,850
Octel Corp. (Ñ)	41,600	751
Oregon Steel Mills, Inc. (Æ)(Ñ)	225,300	3,979
Silgan Holdings, Inc. (Ñ)	25,400	1,448
Terra Industries, Inc. (Æ)(Ñ)	368,700	2,341
Texas Industries, Inc. (Ñ)	129,700	5,969
		36,296

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.3%
Commonwealth Telephone Enterprises, Inc. (Ñ)	62,900	3,287
Premiere Global Services, Inc. (Æ)(Ñ)	450,167	5,064
Talk America Holdings, Inc. (Æ)(Ñ)	130,291	1,158
		9,509
Utilities - 1.7%
Cleco Corp.	169,100	3,533
Energen Corp.	132,639	8,645
		12,178
Total Common Stocks (cost $651,836)		733,860

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	18,003	18
Total Short-Term Investments (cost $18)		18
Other Securities - 25.6%
State Street Navigator Securities Prime Lending Portfolio (Ω)	188,593,140	188,593
Total Other Securities (cost $188,593)		188,593
Total Investments - 125.2% (identified cost $840,447)		922,471
Other Assets and Liabilities, Net - (25.2%)		(185,929)
Net Assets - 100.0%		736,542

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Core Opportunities Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.3%
Consumer Discretionary - 11.0%
Dollar General Corp.	99,700	1,955
eBay, Inc. (Æ)	70,600	2,684
Hilton Hotels Corp.	89,200	2,161
Kohl's Corp. (Æ)	50,300	2,449
Petsmart, Inc.	60,700	1,929
Station Casinos, Inc.	37,300	2,428
Time Warner, Inc. (Æ)	172,200	2,996
		16,602
Consumer Staples - 8.0%
Alberto-Culver Co.	45,700	2,026
Coca-Cola Co. (The)	91,500	4,084
General Mills, Inc.	28,300	1,401
Gillette Co. (The)	44,400	2,342
Walgreen Co.	50,300	2,280
		12,133
Energy - 8.5%
Burlington Resources, Inc.	41,500	2,103
ConocoPhillips	14,300	1,542
Halliburton Co.	52,200	2,231
Kerr-McGee Corp. (Ñ)	22,089	1,632
Nabors Industries, Ltd. (Æ)	39,700	2,188
Occidental Petroleum Corp.	43,800	3,202
		12,898
Financials - 18.0%
AFLAC, Inc.	68,700	2,855
American International Group, Inc.	37,800	2,100
Bank of America Corp.	111,300	5,155
Citigroup, Inc.	86,800	4,089
Franklin Resources, Inc.	30,100	2,171
MBNA Corp.	63,200	1,333
Moody's Corp.	46,746	2,023
Morgan Stanley	66,000	3,231
Wells Fargo & Co.	68,900	4,162
		27,119
Health Care - 15.2%
Amgen, Inc. (Æ)	37,500	2,347
Charles River Laboratories International, Inc. (Æ)	44,200	2,126

	Principal Amount ($) or Shares	Market Value $
Community Health Systems, Inc. (Æ)	66,300	2,411
Eli Lilly & Co.	22,700	1,323
Express Scripts, Inc. (Æ)	21,100	1,949
Johnson & Johnson	61,900	4,154
Medtronic, Inc.	64,200	3,451
Pfizer, Inc.	187,200	5,223
		22,984
Industrials - 12.2%
General Dynamics Corp.	29,300	3,164
General Electric Co.	229,700	8,380
Honeywell International, Inc.	58,000	2,101
Rockwell Automation, Inc.	39,700	2,039
Tyco International, Ltd.	94,600	2,737
		18,421
Information Technology - 16.6%
Analog Devices, Inc.	55,200	2,047
Automatic Data Processing, Inc.	47,100	2,063
Cisco Systems, Inc. (Æ)	157,900	3,060
Cognos, Inc. (Æ)(Ñ)	28,000	1,057
Electronic Arts, Inc. (Æ)	28,800	1,513
EMC Corp. (Æ)	203,700	2,864
Intel Corp.	115,000	3,097
Microsoft Corp.	206,600	5,330
Motorola, Inc.	133,300	2,316
Qualcomm, Inc.	46,400	1,729
		25,076
Materials - 2.8%
Dow Chemical Co. (The)	60,900	2,758
Rohm & Haas Co.	31,900	1,488
		4,246
Telecommunication Services - 1.6%
Alltel Corp.	40,300	2,344
Utilities - 2.4%
Entergy Corp.	29,300	2,105
PG&E Corp.	44,000	1,574
		3,679
Total Common Stocks (cost $128,689)		145,502

Core Opportunities Fund

SSgA
Core Opportunities Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.3%
SSgA Prime Money Market Fund	1,993,000	1,993
Total Short-Term Investments (cost $1,993)		1,993
Other Securities - 1.3%
State Street Navigator Securities Prime Lending Portfolio (Ω)	2,019,325	2,019
Total Other Securities (cost $2,019)		2,019
Total Investments - 98.9% (identified cost $132,701)		149,514
Other Assets and Liabilities, Net - 1.1%		1,625
Net Assets - 100.0%		151,139

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Apartments - 17.1%
Apartment Investment & Management Co. Class A (ö)	54,070	2,006
Archstone-Smith Trust (ö)	153,635	5,657
AvalonBay Communities, Inc. (ö)	70,889	5,307
Camden Property Trust (ö)	51,666	2,667
Equity Residential (ö)	172,066	6,177
Essex Property Trust, Inc. (ö)	28,878	2,310
		24,124
Diversified - 7.8%
St. Joe Co. (The) (Ñ)	37,015	2,919
Vornado Realty Trust (ö)	102,453	8,063
		10,982
Hotels/Leisure - 7.3%
Host Marriott Corp. (ö)	295,888	4,956
LaSalle Hotel Properties (ö)(Ñ)	94,606	2,924
Starwood Hotels & Resorts Worldwide, Inc. (ö)	44,563	2,494
		10,374
Industrial - 9.6%
Catellus Development Corp. (ö)	122,575	3,588
Centerpoint Properties Trust (ö)	68,854	2,878
ProLogis (ö)	174,218	7,115
		13,581
Mixed Industrial/Office - 1.8%
Duke Realty Corp. (ö)	84,410	2,606
Office - 20.1%
Boston Properties, Inc. (ö)	108,242	7,231
Brookfield Properties Co.	74,834	1,964
CarrAmerica Realty Corp. (ö)	72,550	2,508
Corporate Office Properties Trust (ö)	95,677	2,672
Equity Office Properties Trust (ö)	232,988	7,570
Reckson Associates Realty Corp. (ö)	89,598	2,830
SL Green Realty Corp. (ö)	58,142	3,602
		28,377

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 19.0%
General Growth Properties, Inc. (ö)	220,401	8,580
Macerich Co. (The) (ö)	52,877	3,333
Mills Corp. (The) (ö)	52,106	2,995
Simon Property Group, Inc. (ö)	172,745	11,871
		26,779
Self Storage - 3.2%
Public Storage, Inc. (ö)	75,717	4,553
Shopping Centers - 11.7%
Acadia Realty Trust (ö)	77,605	1,315
Developers Diversified Realty Corp. (ö)	92,691	4,227
Kimco Realty Corp. (ö)	80,852	4,670
Pan Pacific Retail Properties, Inc. (ö)	45,383	2,898
Regency Centers Corp. (ö)	61,573	3,439
		16,549
Total Common Stocks (cost $88,182)		137,925
Short-Term Investments - 2.3%
Federated Investors Prime Cash Obligations Fund	3,230,462	3,230
Total Short-Term Investments (cost $3,230)		3,230
Other Securities - 3.1%
State Street Navigator Securities Prime Lending Portfolio (Ω)	4,345,911	4,346
Total Other Securities (cost $4,346)		4,346
Total Investments - 103.0% (identified cost $95,758)		145,501
Other Assets and Liabilities, Net - (3.0%)		(4,219)
Net Assets - 100.0%		141,282

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
Special Equity Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Consumer Discretionary - 21.6%
Aztar Corp. (Æ)	3,500	112
Brinker International, Inc. (Æ)	2,849	107
Carter's, Inc. (Æ)	2,000	93
Cheesecake Factory (The) (Æ)	1,900	67
Chico's FAS, Inc. (Æ)	7,000	239
Citadel Broadcasting Corp. (Æ)	7,500	89
Gentex Corp. (Ñ)	7,300	131
Linens 'N Things, Inc. (Æ)	4,800	117
Panera Bread Co. Class A (Æ)(Ñ)	1,100	70
PF Chang's China Bistro, Inc. (Æ)(Ñ)	2,900	172
WMS Industries, Inc. (Æ)(Ñ)	3,400	108
		1,305
Consumer Staples - 3.2%
Alberto-Culver Co.	2,450	109
Cott Corp. (Æ)(Ñ)	3,700	82
		191
Energy - 5.1%
Noble Corp.	2,500	142
Patterson-UTI Energy, Inc.	6,400	169
		311
Financials - 9.5%
Affiliated Managers Group, Inc. (Æ)	1,350	90
Commerce Bancorp, Inc. (Ñ)	5,600	155
Investors Financial Services Corp. (Ñ)	3,400	141
Legg Mason, Inc.	1,250	103
T Rowe Price Group, Inc.	1,400	84
		573
Health Care - 14.5%
Charles River Laboratories International, Inc. (Æ)	2,700	130
Community Health Systems, Inc. (Æ)	3,800	138
Covance, Inc. (Æ)	2,700	118
Express Scripts, Inc. (Æ)	1,500	139
Eyetech Pharmaceuticals, Inc. (Æ)(Ñ)	3,800	49
Invitrogen Corp. (Æ)	1,500	119
OSI Pharmaceuticals, Inc. (Æ)	1,900	71
Protein Design Labs, Inc. (Æ)	6,100	116
		880

	Principal Amount ($) or Shares	Market Value $
Industrials - 19.0%
Asset Acceptance Capital Corp. (Æ)	4,500	111
GATX Corp.	5,800	193
IDEX Corp.	4,100	157
MSC Industrial Direct Co., Inc. Class A	3,500	109
Oshkosh Truck Corp.	2,700	215
Rockwell Collins, Inc.	3,800	188
Roper Industries, Inc.	2,500	175
		1,148
Information Technology - 19.7%
BEA Systems, Inc. (Æ)	9,900	83
Brooks Automation, Inc. (Æ)	4,800	72
Jabil Circuit, Inc. (Æ)	4,400	129
Lam Research Corp. (Æ)	4,400	135
Lawson Software, Inc. (Æ)	16,300	97
Manhattan Associates, Inc. (Æ)	4,700	100
Mercury Interactive Corp. (Æ)	2,200	99
Micros Systems, Inc. (Æ)	5,200	234
Novellus Systems, Inc. (Æ)	3,800	101
Teradyne, Inc. (Æ)	6,000	78
Vishay Intertechnology, Inc. (Æ)	5,200	67
		1,195
Materials - 5.4%
Aptargroup, Inc.	2,500	125
Rohm & Haas Co.	1,600	75
Spartech Corp.	6,300	127
		327
Total Common Stocks (cost $4,340)		5,930
Other Securities - 17.0%
State Street Navigator Securities Prime Lending Portfolio (Ω)	1,028,795	1,029
Total Other Securities (cost $1,029)		1,029
Total Investments - 115.0% (identified cost $5,369)		6,959
Other Assets and Liabilities, Net - (15.0%)		(908)
Net Assets - 100.0%		6,051

See accompanying notes which are an integral part of the schedules of investments.

Special Equity Fund

SSgA
Aggressive Equity Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Consumer Discretionary - 11.2%
Nike, Inc. Class B	17,200	1,414
NVR, Inc. (Æ)	600	455
Penn National Gaming, Inc. (Æ)	27,300	889
Staples, Inc.	62,800	1,352
Stein Mart, Inc.	47,900	1,152
Vail Resorts, Inc. (Æ)	21,700	597
Walt Disney Co.	27,500	755
		6,614
Consumer Staples - 4.9%
7-Eleven, Inc. (Æ)	19,300	576
Altria Group, Inc.	2,800	188
Costco Wholesale Corp.	5,600	254
Kellogg Co.	4,300	196
Molson Coors Brewing Co. Class B (Ñ)	13,800	807
Procter & Gamble Co.	15,500	855
		2,876
Energy - 8.5%
Devon Energy Corp.	11,600	533
Exxon Mobil Corp.	37,900	2,130
Occidental Petroleum Corp.	7,800	570
Sunoco, Inc.	17,200	1,764
		4,997
Financials - 21.3%
American Home Mortgage Investment Corp. (ö)(Ñ)	15,500	505
American International Group, Inc.	6,000	333
Bank of America Corp.	56,900	2,636
Bear Stearns Cos., Inc. (The)	18,600	1,842
Capital One Financial Corp.	6,300	475
Citigroup, Inc.	22,600	1,065
Countrywide Financial Corp.	39,198	1,457
First Horizon National Corp. (Ñ)	11,200	473
Genworth Financial, Inc. Class A	9,600	278
Hartford Financial Services Group, Inc.	19,700	1,473
National City Corp.	25,500	881
Prudential Financial, Inc.	5,400	342
UnionBanCal Corp.	8,100	509
Wachovia Corp.	6,500	330
		12,599
Health Care - 15.6%
Alderwoods Group, Inc. (Æ)	53,300	738
Applera Corp. - Applied Biosystems Group	14,100	302
Cigna Corp.	4,900	476

	Principal Amount ($) or Shares	Market Value $
Community Health Systems, Inc. (Æ)	19,000	691
Dade Behring Holdings, Inc.	23,700	1,584
Humana, Inc. (Æ)	36,100	1,313
Immucor, Inc. (Æ)	3,100	104
Johnson & Johnson	38,100	2,556
McKesson Corp.	32,000	1,289
Sepracor, Inc. (Æ)	2,400	146
		9,199
Industrials - 10.1%
FedEx Corp.	3,400	304
Raytheon Co.	48,500	1,899
USG Corp. (Æ)(Ñ)	42,800	1,963
Yellow Roadway Corp. (Æ)	34,300	1,810
		5,976
Information Technology - 20.0%
Apple Computer, Inc. (Æ)	25,500	1,013
Cisco Systems, Inc. (Æ)	9,300	180
Emulex Corp. (Æ)	80,600	1,523
Intel Corp.	99,000	2,666
International Business Machines Corp.	4,300	325
Microsoft Corp.	81,500	2,103
Motorola, Inc.	1,900	33
Oracle Corp. (Æ)	146,200	1,874
Waters Corp. (Æ)	16,100	625
Xerox Corp. (Æ)	109,100	1,481
		11,823
Materials - 4.2%
Phelps Dodge Corp.	5,900	516
Rohm & Haas Co.	1,500	70
United States Steel Corp. (Ñ)	14,300	569
Westlake Chemical Corp. (Ñ)	27,800	667
Weyerhaeuser Co.	10,500	673
		2,495
Telecommunication Services - 1.6%
American Tower Corp. Class A (Æ)	28,900	521
AT&T Corp.	22,600	425
		946
Utilities - 2.6%
Exelon Corp.	24,900	1,167
TXU Corp.	4,900	393
		1,560
Total Common Stocks (cost $53,632)		59,085

Aggressive Equity Fund

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.2%
Federated Investors Prime Cash Obligations Fund	110,373	110
Total Short-Term Investments (cost $110)		110
Other Securities - 8.6%
State Street Navigator Securities Prime Lending Portfolio (Ω)	5,102,425	5,102
Total Other Securities (cost $5,102)		5,102
Total Investments - 108.8% (identified cost $58,844)		64,297
Other Assets and Liabilities, Net - (8.8%)		(5,194)
Net Assets - 100.0%		59,103

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

SSgA
IAM SHARES Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 12.3%
99 Cents Only Stores (Æ)(Ñ)	16,466	200
Autozone, Inc. (Æ)	200	18
Bed Bath & Beyond, Inc. (Æ)	3,400	138
Best Buy Co., Inc.	5,550	302
Black & Decker Corp.	5,400	472
Brunswick Corp.	4,700	202
Circuit City Stores, Inc.	5,500	90
Clear Channel Communications, Inc.	4,900	143
Coach, Inc. (Æ)	29,176	847
Comcast Corp. Class A (Æ)	26,244	845
DIRECTV Group, Inc. (The) (Æ)	19,411	290
Dollar General Corp.	3,200	63
eBay, Inc. (Æ)	23,000	874
Ethan Allen Interiors, Inc. (Ñ)	11,400	356
Family Dollar Stores, Inc.	8,500	218
Federated Department Stores, Inc.	5,300	358
Ford Motor Co. (Ñ)	33,321	333
Gap, Inc. (The)	9,500	200
General Motors Corp. (Ñ)	7,180	226
Harley-Davidson, Inc.	13,800	677
Home Depot, Inc.	32,600	1,283
JC Penney Co., Inc. Holding Co.	7,900	393
Johnson Controls, Inc.	8,000	453
Knight-Ridder, Inc.	6,000	378
Kohl's Corp. (Æ)	8,200	399
Koninklijke Philips Electronics NV (Ñ)	10,589	271
Leggett & Platt, Inc.	7,700	205
Liberty Media Corp. Class A (Æ)	26,792	278
Liberty Media International, Inc. Class A (Æ)	1,606	67
Limited Brands, Inc.	6,701	138
Lowe's Cos., Inc.	9,700	555
Marriott International, Inc. Class A	7,300	493
May Department Stores Co. (The)	9,100	347
Maytag Corp. (Ñ)	10,800	158
McDonald's Corp.	2,200	68
Meredith Corp.	6,300	312
New York Times Co. Class A (Ñ)	15,400	483
Newell Rubbermaid, Inc. (Ñ)	14,600	333
Nordstrom, Inc.	1,600	98
Omnicom Group	1,400	115
Sears Holdings Corp. (Æ)	5,539	813
Sherwin-Williams Co. (The)	5,700	253
Stanley Works (The)	2,300	103
Starbucks Corp. (Æ)	4,200	230
Starwood Hotels & Resorts Worldwide, Inc. (ö)	11,600	649

	Principal Amount ($) or Shares	Market Value $
Target Corp.	18,900	1,015
Tiffany & Co.	16,300	507
Time Warner, Inc. (Æ)	68,250	1,188
TJX Cos., Inc.	2,400	55
Tribune Co.	18,807	680
Viacom, Inc. Class B	28,403	974
Walt Disney Co.	53,200	1,460
Washington Post, Inc. Class B	521	432
Whirlpool Corp. (Ñ)	4,900	337
		22,375
Consumer Staples - 12.4%
Altria Group, Inc.	51,400	3,451
Anheuser-Busch Cos., Inc.	32,100	1,504
Archer-Daniels-Midland Co.	31,530	626
Arden Group, Inc. Class A	1,500	123
Campbell Soup Co.	20,700	642
Coca-Cola Co. (The)	54,000	2,410
ConAgra Foods, Inc.	32,500	850
Costco Wholesale Corp.	12,900	586
CVS Corp.	1,900	104
Dean Foods Co. (Æ)	9,300	362
Gillette Co. (The)	20,000	1,055
Kellogg Co.	8,700	396
Kimberly-Clark Corp.	18,500	1,190
Kraft Foods, Inc. Class A	5,470	177
Kroger Co. (The) (Æ)	36,600	614
PepsiAmericas, Inc.	3,700	90
PepsiCo, Inc.	43,740	2,463
Procter & Gamble Co.	51,900	2,862
Safeway, Inc.	18,600	409
Sara Lee Corp.	36,430	739
Supervalu, Inc.	8,500	279
Sysco Corp.	30,300	1,126
Unilever NV	1,600	107
Walgreen Co.	9,600	435
		22,600
Energy - 8.1%
Baker Hughes, Inc.	6,200	286
BP PLC ADR	10,368	624
Chevron Corp.	56,996	3,065
ConocoPhillips	1,200	130
Exxon Mobil Corp.	131,568	7,394
Halliburton Co.	9,200	393
Royal Dutch Petroleum Co.	13,100	767
Schlumberger, Ltd.	20,000	1,368
Transocean, Inc. (Æ)	13,764	686
		14,713

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Financials - 16.6%
ACE, Ltd.	3,200	138
Aegon NV	37,659	484
AFLAC, Inc.	3,800	158
Allstate Corp. (The)	6,300	367
AMBAC Financial Group, Inc.	900	65
American Express Co.	16,200	872
American Financial Group, Inc.	18,800	609
American International Group, Inc.	37,174	2,065
AmSouth Bancorp	3,500	93
Aon Corp.	4,200	105
Bank of America Corp.	60,788	2,816
Bank of New York Co., Inc. (The)	8,500	245
BB&T Corp.	3,700	148
Bear Stearns Cos., Inc. (The)	300	30
Capital One Financial Corp.	3,400	256
Charles Schwab Corp. (The)	23,200	263
Citigroup, Inc.	127,466	6,005
Comerica, Inc.	1,100	61
Countrywide Financial Corp.	9,700	361
E*Trade Financial Corp. (Æ)	9,600	119
Fannie Mae	11,600	687
Fifth Third Bancorp	8,100	345
Franklin Resources, Inc.	1,300	94
Freddie Mac	6,600	429
Golden West Financial Corp.	4,800	301
Goldman Sachs Group, Inc.	6,500	634
Hartford Financial Services Group, Inc.	3,400	254
HSBC Holdings PLC ADR (Ñ)	12,227	970
Janus Capital Group, Inc.	41,500	637
JPMorgan Chase & Co.	52,086	1,862
Lehman Brothers Holdings, Inc.	3,200	295
M&T Bank Corp.	1,600	163
Marsh & McLennan Cos., Inc.	7,400	215
Marshall & Ilsley Corp.	3,300	144
MBNA Corp.	13,050	275
Merrill Lynch & Co., Inc.	11,300	613
Metlife, Inc.	4,500	201
MGIC Investment Corp.	1,300	80
Moody's Corp.	1,200	52
Morgan Stanley	14,800	725
National City Corp.	6,200	214
North Fork BanCorp., Inc.	13,050	356
Progressive Corp. (The)	3,000	288
Providian Financial Corp. (Æ)	6,400	114
Regions Financial Corp.	3,300	111
SLM Corp.	4,100	198
St. Paul Travelers Cos., Inc. (The)	19,383	734
SunTrust Banks, Inc.	1,400	103
Synovus Financial Corp.	3,500	102
US Bancorp	28,212	827

	Principal Amount ($) or Shares	Market Value $
Wachovia Corp.	19,700	1,000
Washington Mutual, Inc.	15,050	622
Wells Fargo & Co.	22,100	1,335
		30,240
Health Care - 11.9%
Abbott Laboratories	17,200	830
Aetna, Inc.	3,800	296
Amgen, Inc. (Æ)	16,772	1,050
Applera Corp. - Applied Biosystems Group	19,400	415
Baxter International, Inc.	25,800	952
Biogen Idec, Inc. (Æ)	4,400	172
Boston Scientific Corp. (Æ)	11,800	320
Bristol-Myers Squibb Co.	17,700	449
Cardinal Health, Inc.	4,700	272
Caremark Rx, Inc. (Æ)	8,700	389
Cigna Corp.	1,000	97
Edwards Lifesciences Corp. (Æ)	15,700	718
Eli Lilly & Co.	14,400	839
Express Scripts, Inc. (Æ)	1,400	129
Fisher Scientific International, Inc. (Æ)	5,600	350
Forest Laboratories, Inc. (Æ)	5,200	201
Genzyme Corp. (Æ)	1,100	69
Gilead Sciences, Inc. (Æ)	5,500	224
Guidant Corp.	3,600	266
HCA, Inc.	3,800	205
Health Management Associates, Inc. Class A	4,200	106
Humana, Inc. (Æ)	3,400	124
Invitrogen Corp. (Æ)	5,412	429
Johnson & Johnson	35,300	2,369
Laboratory Corp. of America Holdings (Æ)	1,800	87
Manor Care, Inc.	2,400	93
Medco Health Solutions, Inc. (Æ)	6,862	343
Medtronic, Inc.	11,700	629
Merck & Co., Inc.	55,800	1,810
PerkinElmer, Inc.	5,700	109
Pfizer, Inc.	115,645	3,226
Quest Diagnostics, Inc.	1,400	147
Schering-Plough Corp.	44,100	860
St. Jude Medical, Inc. (Æ)	3,000	120
Steris Corp. (Ñ)	13,500	327
Stryker Corp.	2,900	141
UnitedHealth Group, Inc.	20,600	1,001
WellPoint, Inc. (Æ)	4,100	545
Wyeth	14,400	625
Zimmer Holdings, Inc. (Æ)	3,170	243
		21,577

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.6%
3M Co.	22,400	1,717
ABX Air, Inc. (Æ)	11,600	87
Actuant Corp. Class A (Æ)(Ñ)	4,400	198
American Standard Cos., Inc.	2,400	103
Apollo Group, Inc. Class A (Æ)	1,500	118
Boeing Co.	17,800	1,137
Caterpillar, Inc.	10,400	979
Cendant Corp.	37,100	787
CSX Corp.	5,000	208
Danaher Corp.	15,000	827
Deere & Co.	5,500	364
Dover Corp.	13,200	500
Eaton Corp.	7,800	467
Emerson Electric Co.	14,500	964
Energy Conversion Devices, Inc. (Æ)(Ñ)	9,400	181
Federal Signal Corp. (Ñ)	7,800	122
General Dynamics Corp.	7,100	767
General Electric Co.	199,600	7,281
Honeywell International, Inc.	20,362	738
Illinois Tool Works, Inc.	9,504	802
Ingersoll-Rand Co., Ltd. Class A	1,600	124
Kansas City Southern (Æ)(Ñ)	17,550	351
Katy Industries, Inc. (Æ)	14,000	49
L-3 Communications Holdings, Inc.	4,800	340
Lockheed Martin Corp.	9,500	616
Manpower, Inc.	7,100	283
Masco Corp.	28,900	925
Navistar International Corp. (Æ)	2,700	82
Norfolk Southern Corp.	12,800	409
Northrop Grumman Corp.	11,300	630
Paccar, Inc.	6,300	446
PHH Corp. (Æ)	1,855	44
Raytheon Co.	11,500	450
Rockwell Automation, Inc.	4,200	216
Rockwell Collins, Inc.	4,200	207
Ryder System, Inc.	7,500	276
Siemens AG - ADR (Ñ)	2,700	198
Southwest Airlines Co.	29,025	422
SPX Corp. (Ñ)	2,800	124
Teledyne Technologies, Inc. (Æ)	5,200	164
Tyco International, Ltd.	36,700	1,062
Union Pacific Corp.	7,200	482
United Parcel Service, Inc. Class B	5,514	406
United Technologies Corp.	10,300	1,099
Waste Management, Inc.	19,900	587
		28,339

	Principal Amount ($) or Shares	Market Value $
Information Technology - 13.8%
Adobe Systems, Inc.	5,000	165
Advanced Micro Devices, Inc. (Æ)	6,600	108
Agilent Technologies, Inc. (Æ)	2,712	65
Altera Corp. (Æ)	4,600	102
Amphenol Corp. Class A	12,600	534
Analog Devices, Inc.	4,900	182
Apple Computer, Inc. (Æ)	14,200	564
Applied Materials, Inc.	20,500	336
Autodesk, Inc.	6,200	245
Avaya, Inc. (Æ)	6,100	56
Axcelis Technologies, Inc. (Æ)	29,400	195
Broadcom Corp. Class A (Æ)	6,200	220
Cisco Systems, Inc. (Æ)	110,200	2,136
Citrix Systems, Inc. (Æ)	3,000	75
Computer Associates International, Inc.	5,300	145
Computer Sciences Corp. (Æ)	12,500	579
Corning, Inc. (Æ)	10,100	158
Dell, Inc. (Æ)	35,800	1,428
Electronic Arts, Inc. (Æ)	3,200	168
EMC Corp. (Æ)	30,500	429
First Data Corp.	9,036	342
Freescale Semiconductor, Inc. Class B (Æ)	2,738	55
Hewlett-Packard Co.	37,432	843
Intel Corp.	103,600	2,790
International Business Machines Corp.	24,600	1,859
Intuit, Inc. (Æ)	2,900	125
KLA-Tencor Corp.	2,500	114
Lexmark International, Inc. Class A (Æ)	1,800	123
Linear Technology Corp.	100	4
Lucent Technologies, Inc. (Æ)(Ñ)	55,295	155
Maxim Integrated Products, Inc.	3,400	134
Mercury Interactive Corp. (Æ)	1,700	77
Micron Technology, Inc. (Æ)	5,800	64
Microsoft Corp.	174,000	4,489
Motorola, Inc.	24,800	431
National Semiconductor Corp.	5,700	115
Network Appliance, Inc. (Æ)	6,000	173
Nvidia Corp. (Æ)	5,000	136
Oracle Corp. (Æ)	90,500	1,160
PMC - Sierra, Inc. (Æ)	6,600	58
QLogic Corp. (Æ)	800	26
Qualcomm, Inc.	24,400	909
Siebel Systems, Inc. (Æ)	8,700	80
Sun Microsystems, Inc. (Æ)	45,000	171

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Symantec Corp. (Æ)	11,400	258
Texas Instruments, Inc.	21,900	605
Titan Corp. (Æ)	17,700	389
Veritas Software Corp. (Æ)	6,000	149
Xerox Corp. (Æ)	37,800	513
Xilinx, Inc.	4,200	117
Yahoo!, Inc. (Æ)	23,000	856
		25,210
Materials - 2.3%
Air Products & Chemicals, Inc.	6,000	361
Alcoa, Inc.	14,800	401
Dow Chemical Co. (The)	25,488	1,154
Georgia-Pacific Corp.	9,800	325
International Paper Co.	13,773	444
Martin Marietta Materials, Inc.	3,700	226
Newmont Mining Corp.	2,500	93
Rohm & Haas Co.	7,236	337
Temple-Inland, Inc. (Ñ)	8,600	307
Weyerhaeuser Co.	8,100	520
		4,168
Telecommunication Services - 2.8%
AT&T Corp.	16,225	305
BellSouth Corp.	18,000	482
Nextel Communications, Inc. Class A (Æ)	19,400	585
Qwest Communications International, Inc. (Æ)	32,100	126
SBC Communications, Inc.	38,053	889
Sprint Corp.	18,900	448
Verizon Communications, Inc.	63,772	2,256
		5,091
Utilities - 1.9%
AES Corp. (The) (Æ)	19,300	287
Allegheny Energy, Inc. (Æ)	5,600	135
Ameren Corp.	2,900	158
American Electric Power Co., Inc.	6,900	246
Edison International	6,500	239
Entergy Corp.	1,600	115
Exelon Corp.	11,800	553
FirstEnergy Corp.	4,300	191
FPL Group, Inc.	2,800	114
PG&E Corp.	7,900	283
PPL Corp.	3,700	213
Sempra Energy	2,600	103
Southern Co. (The)	7,100	241
TXU Corp.	7,100	570
		3,448
Total Common Stocks (cost $175,407)		177,761

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.2%
AIM Short Term Investment Treasury Portfolio	3,766,761	3,767
American Beacon Money Market Fund	91,386	91
United States Treasury Bill (ç)(ÿ)(§) 2.680% due 06/09/05	210	210
Total Short-Term Investments (cost $4,068)		4,068
Other Securities - 3.3%
State Street Navigator Securities Prime Lending Portfolio (Ω)	6,021,880	6,022
Total Other Securities (cost $6,022)		6,022
Total Investments - 103.2% (identified cost $185,497)		187,851
Other Assets and Liabilities, Net - (3.2%)		(5,804)
Net Assets - 100.0%		182,047

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 06/05 (10)	2,981	(55)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(55)

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 14.8%
Bed Bath & Beyond, Inc. (Æ)	7,600	309
Dollar General Corp.	11,700	229
eBay, Inc. (Æ)	10,700	407
Hilton Hotels Corp.	17,000	412
Kohl's Corp. (Æ)	5,700	277
Petsmart, Inc.	10,100	321
Staples, Inc.	12,150	262
Station Casinos, Inc.	5,100	332
Time Warner, Inc. (Æ)	21,400	372
		2,921
Consumer Staples - 11.3%
Alberto-Culver Co.	7,100	315
Coca-Cola Co. (The)	13,800	616
Cott Corp. (Æ)	12,300	274
Gillette Co. (The)	8,100	427
Walgreen Co.	7,800	353
Whole Foods Market, Inc.	2,000	238
		2,223
Energy - 2.5%
Nabors Industries, Ltd. (Æ)	5,200	286
Occidental Petroleum Corp.	2,800	205
		491
Financials - 7.9%
AFLAC, Inc.	10,000	415
Franklin Resources, Inc.	3,600	260
MBNA Corp.	9,000	190
Moody's Corp.	4,800	208
Morgan Stanley	4,500	220
Wells Fargo & Co.	4,200	254
		1,547
Health Care - 24.5%
Amgen, Inc. (Æ)	6,200	388
Charles River Laboratories International, Inc. (Æ)	5,600	269
Community Health Systems, Inc. (Æ)	10,000	364
Eli Lilly & Co.	5,500	321
Express Scripts, Inc. (Æ)	3,100	286
Johnson & Johnson	16,200	1,087

	Principal Amount ($) or Shares	Market Value $
Medtronic, Inc.	11,200	602
Pfizer, Inc.	39,900	1,113
UnitedHealth Group, Inc.	8,400	408
		4,838
Industrials - 8.9%
General Dynamics Corp.	3,100	335
General Electric Co.	11,200	408
Honeywell International, Inc.	10,700	388
Rockwell Automation, Inc.	6,700	344
Tyco International, Ltd.	9,700	281
		1,756
Information Technology - 27.9%
Amphenol Corp. Class A	5,200	220
Analog Devices, Inc.	5,000	185
Applied Materials, Inc.	16,300	268
Cisco Systems, Inc. (Æ)	40,300	781
Cognos, Inc. (Æ)	6,200	234
Dell, Inc. (Æ)	6,600	263
Electronic Arts, Inc. (Æ)	4,100	215
EMC Corp. (Æ)	34,400	484
Intel Corp.	29,800	803
Microsoft Corp.	36,500	942
Motorola, Inc.	36,700	638
Qualcomm, Inc.	12,700	473
		5,506
Materials - 1.1%
Monsanto Co.	3,800	217
Total Common Stocks (cost $18,628)		19,499
Short-Term Investments - 1.3%
SSgA Prime Money Market Fund	257,679	258
Total Short-Term Investments (cost $258)		258
Total Investments - 100.2% (identified cost $18,886)		19,757
Other Assets and Liabilities, Net - (0.2%)		(32)
Net Assets - 100.0%		19,725

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Growth Opportunities Fund

SSgA
Large Cap Value Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 9.4%
American Axle & Manufacturing Holdings, Inc.	9,200	190
American Eagle Outfitters, Inc.	4,700	133
Comcast Corp. Class A (Æ)	1,000	32
Darden Restaurants, Inc.	7,900	257
Federated Department Stores, Inc.	1,400	95
Scotts Miracle-Gro Co. (The) Class A (Æ)	1,400	99
Sherwin-Williams Co. (The)	3,200	142
Time Warner, Inc. (Æ)	14,700	256
Viacom, Inc. Class B	1,600	55
Walt Disney Co.	9,400	258
		1,517
Consumer Staples - 5.1%
Altria Group, Inc.	4,200	282
Kimberly-Clark Corp.	2,100	135
Longs Drug Stores Corp.	200	8
Pepsi Bottling Group, Inc.	3,700	105
Supervalu, Inc.	4,600	151
Tyson Foods, Inc. Class A	7,300	135
		816
Energy - 15.6%
Amerada Hess Corp.	1,300	121
Chevron Corp.	7,500	403
ConocoPhillips	1,300	140
Exxon Mobil Corp.	15,700	882
Marathon Oil Corp.	4,200	204
Occidental Petroleum Corp.	3,400	249
Sunoco, Inc.	2,100	215
Valero Energy Corp.	4,300	295
		2,509
Financials - 29.7%
Allstate Corp. (The)	1,200	70
Astoria Financial Corp.	300	8
Bank of America Corp.	14,100	653
Bear Stearns Cos., Inc. (The)	700	69
Capital One Financial Corp.	2,400	181
Chubb Corp.	3,500	295
Citigroup, Inc.	9,300	438
Countrywide Financial Corp.	8,410	313
First American Corp.	3,600	139
Freddie Mac	1,100	72
Friedman Billings Ramsey Group, Inc. Class A (ö)	1,800	24
Golden West Financial Corp.	3,000	188
Goldman Sachs Group, Inc.	1,100	107
Health Care REIT, Inc. (ö)	900	32

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co.	4,324	155
Keycorp	5,100	167
Lehman Brothers Holdings, Inc.	1,200	111
Merrill Lynch & Co., Inc.	1,100	60
Metlife, Inc.	5,400	241
Morgan Stanley	600	29
National City Corp.	3,100	107
Progressive Corp. (The)	200	19
Providian Financial Corp. (Æ)	900	16
Prudential Financial, Inc.	1,400	89
Safeco Corp.	1,300	70
Sovereign Bancorp, Inc.	6,000	134
Stancorp Financial Group, Inc.	100	8
SunTrust Banks, Inc.	2,800	206
Thornburg Mortgage, Inc. (ö)	1,200	36
US Bancorp	8,300	243
Wachovia Corp.	4,200	213
Wells Fargo & Co.	2,500	151
WR Berkley Corp.	3,675	130
		4,774
Health Care - 5.2%
Cigna Corp.	3,000	292
Dade Behring Holdings, Inc.	600	40
HCA, Inc.	1,900	103
Humana, Inc. (Æ)	4,500	164
Invitrogen Corp. (Æ)	800	63
Merck & Co., Inc.	5,400	175
		837
Industrials - 11.1%
Burlington Northern Santa Fe Corp.	3,900	193
Cendant Corp.	3,600	76
CNF, Inc.	4,200	187
Cummins, Inc.	1,200	82
General Electric Co.	21,700	792
Lockheed Martin Corp.	2,200	143
Republic Services, Inc.	3,400	121
Textron, Inc.	1,600	124
USG Corp. (Æ)	400	18
WW Grainger, Inc.	100	5
Yellow Roadway Corp. (Æ)	900	47
		1,788
Information Technology - 7.2%
Apple Computer, Inc. (Æ)	7,500	298
International Business Machines Corp.	3,500	265
McAfee, Inc. (Æ)	10,300	295
Western Digital Corp. (Æ)	15,500	233
Xerox Corp. (Æ)	4,600	62
		1,153

Large Cap Value Fund

SSgA
Large Cap Value Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 2.6%
Eastman Chemical Co.	1,200	70
Louisiana-Pacific Corp.	3,800	96
Nucor Corp.	500	26
Phelps Dodge Corp.	1,600	140
United States Steel Corp.	2,000	80
		412
Telecommunication Services - 4.6%
AT&T Corp.	8,900	167
BellSouth Corp.	1,200	32
CenturyTel, Inc.	1,800	59
SBC Communications, Inc.	4,900	115
Verizon Communications, Inc.	10,200	361
		734
Utilities - 7.8%
Constellation Energy Group, Inc.	3,100	166
DTE Energy Co.	1,400	67
Exelon Corp.	5,500	258
ONEOK, Inc.	5,100	157
PPL Corp.	1,800	103
Sempra Energy	4,400	174
TXU Corp.	4,100	329
		1,254
Total Common Stocks (cost $14,130)		15,794

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.2%
SSgA Prime Money Market Fund	524,273	524
Total Short-Term Investments (cost $524)		524
Total Investments - 101.5% (identified cost $14,654)		16,318
Other Assets and Liabilities, Net - (1.5%)		(246)
Net Assets - 100.0%		16,072

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.2%
Consumer Discretionary - 14.8%
Aeropostale, Inc. (Æ)	200	5
Aftermarket Technology Corp. (Æ)	2,400	37
Ambassadors Group, Inc.	100	4
American Greetings Corp. Class A	1,100	29
Argosy Gaming Co. (Æ)	200	9
Bandag, Inc.	200	9
Beasley Broadcasting Group, Inc. Class A (Æ)	100	2
Big 5 Sporting Goods Corp. (Æ)	200	5
Bluegreen Corp. (Æ)	400	7
Blyth, Inc.	1,100	31
Bon-Ton Stores, Inc. (The)	1,300	23
Boyd Gaming Corp.	600	32
Brown Shoe Co., Inc.	300	11
Carmike Cinemas, Inc.	100	3
Catalina Marketing Corp.	1,000	24
CEC Entertainment, Inc. (Æ)	700	28
Champion Enterprises, Inc. (Æ)	600	6
Charming Shoppes, Inc. (Æ)	200	2
Children's Place Retail Stores, Inc. (The) (Æ)	200	9
Christopher & Banks Corp.	100	2
CKE Restaurants, Inc.	1,300	21
CSK Auto Corp. (Æ)	100	2
CSS Industries, Inc.	100	3
Dave & Buster's, Inc. (Æ)	1,000	18
Department 56, Inc. (Æ)	100	1
Domino's Pizza, Inc.	500	11
Electronics Boutique Holdings Corp. (Æ)	300	18
Entravision Communications Corp. Class A (Æ)	200	1
Escalade, Inc.	700	10
Exide Technologies (Æ)	200	1
Genesco, Inc. (Æ)	400	14
Goody's Family Clothing, Inc.	600	4
Goodyear Tire & Rubber Co. (The) (Æ)	3,500	50
Gray Television, Inc.	3,300	39
Handleman Co.	600	11
Hibbett Sporting Goods, Inc. (Æ)	800	28
Hollinger International, Inc. Class A	100	1
Insight Communications Co., Inc. Class A (Æ)	1,300	15
Insight Enterprises, Inc. (Æ)	600	12
Jack in the Box, Inc. (Æ)	200	8
Journal Register Co. (Æ)	100	2
K-Swiss, Inc. Class A	1,000	32
Kellwood Co.	300	8

	Principal Amount ($) or Shares	Market Value $
Kimball International, Inc. Class B	200	2
La Quinta Corp. (Æ)(ö)	1,400	12
Lin TV Corp. Class A (Æ)	1,100	16
Lone Star Steakhouse & Saloon, Inc.	800	24
Marchex, Inc. Class B (Æ)	100	1
Marcus Corp.	200	4
Men's Wearhouse, Inc. (Æ)	800	41
Midas, Inc. (Æ)	1,100	26
Modine Manufacturing Co. (Æ)	100	3
Monaco Coach Corp.	500	8
Movie Gallery, Inc.	300	10
National Presto Industries, Inc.	100	4
Nautilus Group, Inc.	100	3
O'Charleys, Inc. (Æ)	100	2
Oakley, Inc.	600	9
Oshkosh B'Gosh, Inc. Class A	1,600	41
Overstock.com, Inc. (Æ)	100	4
Palm Harbor Homes, Inc. (Æ)	500	9
Pantry, Inc. (The) (Æ)	200	8
Papa John's International, Inc. (Æ)	200	8
Payless Shoesource, Inc. (Æ)	2,000	34
Penn National Gaming, Inc. (Æ)	600	20
PF Chang's China Bistro, Inc. (Æ)	100	6
Priceline.com, Inc. (Æ)	500	12
Provide Commerce, Inc. (Æ)	200	5
Pulitzer, Inc.	300	19
RH Donnelley Corp. (Æ)	500	31
Russell Corp.	200	4
Sauer-Danfoss, Inc.	400	8
Scholastic Corp. (Æ)	1,400	52
SCP Pool Corp.	1,200	43
Shoe Carnival, Inc. (Æ)	300	5
ShopKo Stores, Inc. (Æ)	100	2
Shuffle Master, Inc. (Æ)	600	16
Sinclair Broadcast Group, Inc. Class A	3,700	33
Skechers U.S.A., Inc. Class A (Æ)	1,000	13
Spectrum Brands, Inc. (Æ)	800	30
Stage Stores, Inc. (Æ)	500	19
Standard Motor Products, Inc.	200	2
Stanley Furniture Co., Inc.	100	4
Stein Mart, Inc.	1,000	24
Steinway Musical Instruments, Inc. (Æ)	200	6
Stoneridge, Inc. (Æ)	600	5
Stride Rite Corp.	400	5
Summit Securities, Inc. Class A (Æ)	1,200	29
Sunterra Corp. (Æ)	400	6
Systemax, Inc. (Æ)	3,700	24
Tenneco Automotive, Inc. (Æ)	400	6
Thor Industries, Inc.	100	3
Too, Inc. (Æ)	100	2
Trans World Entertainment, Corp. (Æ)	3,000	39

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Unifirst Corp.	300	11
Vail Resorts, Inc. (Æ)	1,700	47
Valuevision Media, Inc. Class A (Æ)	100	1
WD-40 Co.	100	3
Winnebago Industries	400	13
WMS Industries, Inc. (Æ)	100	3
Wolverine World Wide, Inc.	1,100	25
Yankee Candle Co., Inc.	100	3
Zale Corp. (Æ)	800	25
		1,461
Consumer Staples - 2.6%
Alliance One International, Inc.	100	1
American Italian Pasta Co. Class A	100	2
Boston Beer Co., Inc. Class A (Æ)	100	2
Central Garden and Pet Co. (Æ)	500	22
Chattem, Inc. (Æ)	500	21
Chiquita Brands International, Inc.	600	17
Coca-Cola Bottling Co. Consolidated	200	10
Corn Products International, Inc.	700	16
Flowers Foods, Inc.	100	3
J&J Snack Foods Corp.	200	10
Lancaster Colony Corp.	200	9
Mannatech, Inc.	1,100	18
Maui Land & Pineapple Co., Inc. (Æ)	1,000	41
Nash Finch Co.	200	7
Playtex Products, Inc. (Æ)	4,100	44
Ralcorp Holdings, Inc.	400	15
Ruddick Corp.	200	5
Sanderson Farms, Inc.	100	4
Topps Co., Inc. (The)	100	1
USANA Health Sciences, Inc. (Æ)	100	4
Weis Markets, Inc.	100	4
		256
Energy - 5.5%
Atlas America, Inc. (Æ)	100	3
Berry Petroleum Co. Class A	700	33
Cabot Oil & Gas Corp.	600	19
Cal Dive International, Inc. (Æ)	1,000	45
Comstock Resources, Inc. (Æ)	200	5
Dril-Quip, Inc. (Æ)	500	14
Energy Partners, Ltd. (Æ)	200	5
Forest Oil Corp. (Æ)	1,100	44
Frontier Oil Corp.	300	15
Giant Industries, Inc. (Æ)	100	3
Global Industries, Ltd. (Æ)	4,500	38
Harvest Natural Resources, Inc. (Æ)	500	5
Helmerich & Payne, Inc.	100	4
Holly Corp.	600	23
Lone Star Technologies, Inc. (Æ)	200	8

	Principal Amount ($) or Shares	Market Value $
Meridian Resource Corp. (Æ)	100	-
Oceaneering International, Inc. (Æ)	100	4
Overseas Shipholding Group, Inc.	500	31
Petroleum Development Corp. (Æ)	300	8
Plains Exploration & Production Co. (Æ)	1,000	31
Range Resources Corp.	100	2
Remington Oil & Gas Corp. (Æ)	200	6
RPC, Inc.	500	7
Southwestern Energy Co. (Æ)	600	42
St. Mary Land & Exploration Co.	600	16
Tesoro Corp.	1,100	48
Tetra Technologies, Inc. (Æ)	100	3
Unit Corp. (Æ)	100	4
Universal Compression Holdings, Inc. (Æ)	400	14
Veritas DGC, Inc. (Æ)	1,500	40
Vintage Petroleum, Inc.	800	22
Whiting Petroleum Corp. (Æ)	100	3
		545
Financials - 21.4%
1st Source Corp.	900	20
21st Century Insurance Group	700	10
ABC Bancorp	300	5
Affiliated Managers Group, Inc. (Æ)	600	40
Amcore Financial, Inc.	100	3
American Financial Realty Trust (ö)	300	5
American Home Mortgage Investment Corp. (ö)	1,500	49
AmericanWest Bancorp (Æ)	400	8
AmerUs Group Co.	400	19
AMLI Residential Properties Trust (ö)	100	3
Anthracite Capital, Inc. (ö)	2,700	31
Argonaut Group, Inc. (Æ)	300	6
Ashford Hospitality Trust, Inc. (ö)	200	2
Baldwin & Lyons, Inc. Class B	100	3
Bancfirst Corp.	600	47
Bancorp, Inc. (Æ)	100	2
Bank of Granite Corp.	100	2
BankAtlantic Bancorp, Inc. Class A	100	2
Banner Corp.	700	19
Berkshire Hills Bancorp, Inc.	100	3
BKF Capital Group, Inc.	200	7
Brandywine Realty Trust (ö)	300	8
Brookline Bancorp, Inc.	200	3
Camden National Corp.	100	3
Capital Automotive REIT (ö)	200	7
Capitol Bancorp, Ltd. (Æ)	1,400	43
CarrAmerica Realty Corp. (ö)	200	7
Cash America International, Inc. (Æ)	300	5

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CB Richard Ellis Group, Inc. Class A (Æ)	900	35
City Bank	100	3
City Holding Co.	400	14
Clark, Inc.	600	9
CNA Surety Corp. (Æ)	400	6
Colonial Properties Trust (ö)	400	16
Columbia Bancorp	1,200	42
Columbia Banking System, Inc.	100	2
Commerce Group, Inc.	200	12
Commercial Capital Bancorp, Inc.	900	15
Commercial Federal Corp.	300	8
Community Bank System, Inc.	200	5
Community Trust Bancorp, Inc.	200	6
CompuCredit Corp. (Æ)	1,500	47
Corus Bankshares, Inc.	500	26
Cousins Properties, Inc. (ö)	1,000	28
Credit Acceptance Corp. (Æ)	300	4
Delphi Financial Group Class A	300	13
Downey Financial Corp.	700	53
EMC Insurance Group, Inc.	100	2
Equity Inns, Inc. (ö)	900	11
Equity Lifestyle Properties, Inc. (ö)	1,200	45
Farmers Capital Bank Corp.	200	7
FBL Financial Group, Inc. Class A	100	3
Federal Agricultural Mortgage Corp. Class C	200	4
FelCor Lodging Trust, Inc. (Æ)(ö)	3,500	49
Financial Federal Corp.	400	15
Financial Institutions, Inc.	300	5
First Charter Corp.	100	2
First Citizens BancShares, Inc. Class A	100	13
First Community Bancorp, Inc.	200	9
First Financial Bancorp	300	5
First Financial Corp.	200	5
First Indiana Corp. (Æ)	1,000	27
First Place Financial Corp.	700	14
FirstFed Financial Corp. (Æ)	100	5
Flagstar Bancorp, Inc.	300	6
Franklin Bank Corp. (Æ)	400	7
Getty Realty Corp. (ö)	200	6
Glenborough Realty Trust, Inc. (ö)	300	6
Global Signal, Inc. (ö)	200	7
Great American Financial Resources, Inc.	100	2
Greenhill & Co., Inc.	100	4
Hancock Holding Co.	200	6
Harleysville Group, Inc.	600	12
Harleysville National Corp.	100	2
Heritage Property Investment Trust (ö)	800	26

	Principal Amount ($) or Shares	Market Value $
Horace Mann Educators Corp.	300	5
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	2,800	38
Integra Bank Corp.	2,000	44
Investment Technology Group, Inc. (Æ)	600	12
Irwin Financial Corp.	1,000	21
Jones Lang LaSalle, Inc. (Æ)	300	13
Kansas City Life Insurance Co.	200	9
Knight Capital Group, Inc. Class A (Æ)	200	2
LandAmerica Financial Group, Inc.	300	17
Lexington Corporate Properties Trust (ö)	200	5
LTC Properties, Inc. (ö)	600	12
MainSource Financial Group, Inc.	400	7
Marlin Business Services, Inc. (Æ)	1,200	24
MeriStar Hospitality Corp. (Æ)(ö)	6,200	52
Metris Cos., Inc. (Æ)	2,000	26
Mid-America Apartment Communities, Inc. (ö)	200	8
Mid-State Bancshares	100	3
Midland Co. (The)	400	13
Mission West Properties (ö)	1,200	11
National Health Investors, Inc. (ö)	300	8
Nationwide Health Properties, Inc. (ö)	400	9
Navigators Group, Inc. (Æ)	1,300	43
NBC Capital Corp. (Æ)	200	5
Nelnet, Inc. Class A (Æ)	600	22
Netbank, Inc.	600	5
New Century Financial Corp. (ö)	500	25
Ocwen Financial Corp. (Æ)	700	5
Omega Healthcare Investors, Inc. (ö)	200	2
Oriental Financial Group, Inc.	500	7
Pennrock Financial Services Corp.	100	3
Pennsylvania Real Estate Investment Trust (ö)	100	4
Peoples Bancorp, Inc.	1,300	37
PFF Bancorp, Inc.	200	6
Philadelphia Consolidated Holding Co. (Æ)	300	25
Phoenix Cos., Inc. (The)	1,800	21
Piper Jaffray Cos., Inc. (Æ)	300	8
Post Properties, Inc. (ö)	800	26
Presidential Life Corp.	400	6
ProAssurance Corp. (Æ)	300	12
Provident Bankshares Corp.	100	3
Provident Financial Services, Inc.	1,600	28
PS Business Parks, Inc. (ö)	900	37
R&G Financial Corp. Class B	2,000	29
RAIT Investment Trust (ö)	100	3
Redwood Trust, Inc. (ö)	200	10
Renasant Corp.	100	3
Republic Bancorp, Inc. Class A	200	5

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Republic Bancorp, Inc.	100	1
Resource America, Inc. Class A	400	14
Safety Insurance Group, Inc.	500	16
Santander BanCorp	500	11
Saxon Capital, Inc. (Æ)(ö)	300	5
Simmons First National Corp. Class A (Æ)	100	2
Southwest Bancorp, Inc.	300	5
State Auto Financial Corp.	100	3
State Financial Services Corp. Class A	100	4
Stewart Information Services Corp.	200	8
Strategic Hotel Capital, Inc. (ö)	1,800	29
Suffolk Bancorp	200	6
Sun Communities, Inc. (ö)	300	11
SWS Group, Inc.	1,400	22
Taubman Centers, Inc. (ö)	1,200	38
Taylor Capital Group, Inc.	700	24
TierOne Corp.	100	2
Town & Country Trust (The) (ö)	200	6
Trammell Crow Co. (Æ)	1,200	27
UICI	600	15
UMB Financial Corp.	400	22
United Bankshares, Inc.	100	3
United Community Financial Corp.	1,800	19
United Fire & Casualty Co.	300	12
United PanAm Financial Corp. (Æ)	200	5
Universal Health Realty Income Trust (ö)	200	7
Unizan Financial Corp.	400	10
Virginia Financial Group, Inc.	300	10
WesBanco, Inc.	500	15
West Coast Bancorp.	400	9
Winston Hotels, Inc. (ö)	800	8
WSFS Financial Corp.	300	17
Yardville National Bancorp	100	3
		2,125
Health Care - 10.9%
Adolor Corp. (Æ)	100	1
Advanced Medical Optics, Inc. (Æ)	717	28
Albany Molecular Research, Inc. (Æ)	400	5
Alderwoods Group, Inc. (Æ)	3,400	47
Alexion Pharmaceuticals, Inc. (Æ)	100	2
Alkermes, Inc. (Æ)	500	6
Alliance Imaging, Inc. (Æ)	2,000	20
Alpharma, Inc. Class A	3,900	50
American Medical Systems Holdings, Inc. (Æ)	200	4
AMERIGROUP Corp. (Æ)	300	12
AMN Healthcare Services, Inc. (Æ)	1,700	25
Amsurg Corp. (Æ)	100	3

	Principal Amount ($) or Shares	Market Value $
Applera Corp. - Celera Genomics Group (Æ)	300	3
Arrow International, Inc.	500	17
Barrier Therapeutics, Inc. (Æ)	1,400	22
Bruker BioSciences Corp. (Æ)	300	1
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	2
Cell Therapeutics, Inc. (Æ)	200	1
Closure Medical Corp. (Æ)	200	5
Conmed Corp. (Æ)	300	9
Cypress Bioscience, Inc. (Æ)	300	4
Datascope Corp.	400	12
deCODE genetics, Inc. (Æ)	400	3
Digene Corp. (Æ)	100	2
Diversa Corp. (Æ)	300	1
DJ Orthopedics, Inc. (Æ)	600	17
Enzo Biochem, Inc. (Æ)	500	8
Enzon Pharmaceuticals, Inc. (Æ)	1,500	9
Exelixis, Inc. (Æ)	200	1
First Horizon Pharmaceutical Corp. (Æ)	400	7
GTx, Inc. (Æ)	200	2
Haemonetics Corp. (Æ)	600	24
ICU Medical, Inc. (Æ)	1,200	40
Illumina, Inc. (Æ)	1,400	15
Immucor, Inc. (Æ)	200	7
Incyte Corp. (Æ)	200	2
Integra LifeSciences Holdings Corp. (Æ)	200	7
Intermagnetics General Corp. (Æ)	200	6
Invacare Corp.	200	9
Inverness Medical Innovations, Inc. (Æ)	100	3
Kindred Healthcare, Inc. (Æ)	200	8
Kos Pharmaceuticals, Inc. (Æ)	600	35
LCA-Vision, Inc.	200	9
Ligand Pharmaceuticals, Inc. Class B (Æ)	200	1
Luminex Corp. (Æ)	100	1
Marshall Edwards, Inc. (Æ)	2,500	19
Matthews International Corp. Class A	800	30
Maxygen, Inc. (Æ)	100	1
Medcath Corp. (Æ)	900	23
Medical Action Industries, Inc. (Æ)	100	2
Mentor Corp.	400	16
Molecular Devices Corp. (Æ)	300	6
Momenta Pharmaceuticals, Inc. (Æ)	1,400	16
Myogen, Inc. (Æ)	1,500	10
Nabi Biopharmaceuticals (Æ)	100	1
Neopharm, Inc. (Æ)	300	3
Noven Pharmaceuticals, Inc. (Æ)	300	5
Option Care, Inc.	150	2

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
OraSure Technologies, Inc. (Æ)	400	3
Pediatrix Medical Group, Inc. (Æ)	200	15
Pozen, Inc. (Æ)	800	6
PSS World Medical, Inc. (Æ)	300	3
RehabCare Group, Inc. (Æ)	1,400	39
Renovis, Inc. (Æ)	1,600	21
Res-Care, Inc. (Æ)	400	5
Rigel Pharmaceuticals, Inc. (Æ)	300	5
Salix Pharmaceuticals, Ltd. (Æ)	300	5
Serologicals Corp. (Æ)	1,000	21
Sierra Health Services, Inc. (Æ)	600	40
Stewart Enterprises, Inc. Class A	3,500	21
Sunrise Senior Living, Inc. (Æ)	100	5
Sybron Dental Specialties, Inc. (Æ)	100	4
Tanox, Inc. (Æ)	100	1
Techne Corp. (Æ)	1,300	61
Tercica, Inc. (Æ)	500	4
Third Wave Technologies, Inc. (Æ)	800	3
Thoratec Corp. (Æ)	1,100	16
Transkaryotic Therapies, Inc. (Æ)	100	3
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	3,400	47
United Surgical Partners International, Inc. (Æ)	100	5
United Therapeutics Corp. (Æ)	200	10
Vertex Pharmaceuticals, Inc. (Æ)	1,000	14
Viasys Healthcare, Inc. (Æ)	2,000	46
Vital Signs, Inc.	800	34
Wilson Greatbatch Technologies, Inc. (Æ)	200	5
		1,076
Industrials - 13.7%
1-800 Contacts, Inc. (Æ)	200	4
1-800-FLOWERS.COM, Inc. Class A (Æ)	1,600	12
AAR Corp. (Æ)	600	10
Actuant Corp. Class A (Æ)	100	5
Acuity Brands, Inc.	200	5
Administaff, Inc.	900	19
Airtran Holdings, Inc. (Æ)	800	8
Albany International Corp. Class A	200	6
American Woodmark Corp.	100	3
Angelica Corp.	200	5
Apogee Enterprises, Inc.	200	3
Applied Industrial Technologies, Inc.	200	6
Armor Holdings, Inc. (Æ)	300	11
Artesyn Technologies, Inc. (Æ)	300	2
Asset Acceptance Capital Corp. (Æ)	800	20
Astec Industries, Inc. (Æ)	400	9
ASV, Inc. (Æ)	100	4

	Principal Amount ($) or Shares	Market Value $
Aviall, Inc. (Æ)	600	18
Brady Corp. Class A	1,500	46
Bucyrus International, Inc. Class A	100	4
C&D Technologies, Inc.	400	3
CIRCOR International, Inc.	200	5
Coinstar, Inc. (Æ)	500	10
Commercial Vehicle Group, Inc. (Æ)	100	2
Compx International, Inc.	900	13
Consolidated Graphics, Inc. (Æ)	200	8
Continental Airlines, Inc. Class B (Æ)	3,500	49
Corrections Corp. of America (Æ)	100	4
DiamondCluster International, Inc. (Æ)	100	1
Dycom Industries, Inc. (Æ)	200	4
EGL, Inc. (Æ)	800	15
EnerSys (Æ)	200	2
Esterline Technologies Corp. (Æ)	100	4
ExpressJet Holdings, Inc. (Æ)	900	8
Flowserve Corp. (Æ)	1,800	53
G&K Services, Inc. Class A	100	4
Gardner Denver, Inc. (Æ)	100	4
Gartner, Inc. Class A (Æ)	100	1
Genesee & Wyoming, Inc. Class A (Æ)	300	8
Genlyte Group, Inc. (Æ)	400	18
Geo Group, Inc. (The) (Æ)	1,200	29
Gevity HR, Inc.	300	5
Griffon Corp. (Æ)	100	2
Heartland Express, Inc.	800	16
Hexcel Corp. (Æ)	600	10
HUB Group, Inc. Class A (Æ)	200	6
Hudson Highland Group, Inc. (Æ)	200	3
IDEX Corp.	300	12
infoUSA, Inc.	3,700	45
John H Harland Co.	400	15
Joy Global, Inc.	600	23
Kadant, Inc. (Æ)	800	16
Kansas City Southern (Æ)	200	4
Kennametal, Inc.	300	13
Kirby Corp. (Æ)	100	4
Knight Transportation, Inc. (Æ)	100	2
Korn/Ferry International (Æ)	400	6
Labor Ready, Inc. (Æ)	700	14
Laidlaw International, Inc. (Æ)	700	16
Landstar System, Inc. (Æ)	900	30
Lennox International, Inc.	500	11
Manitowoc Co.	600	24
McGrath Rentcorp	200	5
Mercury Computer Systems, Inc. (Æ)	200	6
Mobile Mini, Inc. (Æ)	200	7
Moog, Inc. Class A (Æ)	250	8
Mueller Industries, Inc.	100	3
NACCO Industries, Inc. Class A	400	41
NCI Building Systems, Inc. (Æ)	100	3

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Northwest Airlines Corp. (Æ)	200	1
Orbital Sciences Corp. (Æ)	100	1
PDI, Inc. (Æ)	100	1
Pegasus Solutions, Inc. (Æ)	200	2
Pico Holdings, Inc. (Æ)	400	10
Pinnacle Airlines Corp. (Æ)	300	3
Pre-Paid Legal Services, Inc.	100	4
PRG-Schultz International, Inc. (Æ)	500	2
Quality Distribution, Inc. (Æ)	3,900	31
Quanta Services, Inc. (Æ)	5,300	48
Regal-Beloit Corp.	500	13
School Specialty, Inc. (Æ)	100	4
Seabulk International, Inc. (Æ)	300	6
Sequa Corp. Class A (Æ)	100	6
Sotheby's Holdings Class A (Æ)	300	4
Sourcecorp, Inc. (Æ)	2,200	47
Standard Register Co. (The)	100	1
Standex International Corp.	100	3
Stewart & Stevenson Services, Inc.	100	2
Tecumseh Products Co. Class A	400	11
Teledyne Technologies, Inc. (Æ)	100	3
TeleTech Holdings, Inc. (Æ)	2,000	16
Tennant Co.	100	4
Terex Corp. (Æ)	600	24
Tetra Tech, Inc. (Æ)	200	2
Thomas & Betts Corp. (Æ)	200	6
Toro Co.	800	34
Tredegar Corp.	100	2
Triumph Group, Inc. (Æ)	200	7
United Stationers, Inc. (Æ)	500	25
URS Corp. (Æ)	700	24
USG Corp. (Æ)	300	14
Valmont Industries, Inc.	300	7
Vertrue, Inc. (Æ)	700	26
Vicor Corp.	2,000	27
Volt Information Sciences, Inc. (Æ)	300	6
Wabash National Corp.	900	22
Walter Industries, Inc.	900	38
Washington Group International, Inc. (Æ)	500	24
Waste Connections, Inc. (Æ)	200	7
Watsco, Inc.	200	9
WESCO International, Inc. (Æ)	700	20
Westinghouse Air Brake Technologies Corp.	200	4
Woodward Governor Co.	100	8
		1,354
Information Technology - 15.9%
Agilysys, Inc.	1,600	25
Allscripts Healthcare Solutions, Inc. (Æ)	400	7
AMIS Holdings, Inc. (Æ)	1,000	12

	Principal Amount ($) or Shares	Market Value $
Anaren, Inc. (Æ)	100	1
Anixter International, Inc. (Æ)	400	15
Ansoft Corp. (Æ)	200	4
Ansys, Inc. (Æ)	100	3
Anteon International Corp. (Æ)	100	4
Applied Films Corp. (Æ)	200	5
aQuantive, Inc. (Æ)	300	5
Arris Group, Inc. (Æ)	1,400	12
Aspect Communications Corp. (Æ)	700	7
Aspen Technology, Inc. (Æ)	700	4
Atari, Inc. (Æ)	800	2
Atheros Communications, Inc. (Æ)	1,100	10
ATMI, Inc. (Æ)	100	3
BEI Technologies, Inc.	200	5
Belden CDT, Inc.	800	16
Benchmark Electronics, Inc. (Æ)	100	3
Black Box Corp.	400	14
Blackbaud, Inc. (Æ)	1,200	17
Brightpoint, Inc. (Æ)	100	2
Brooks Automation, Inc. (Æ)	100	1
Cabot Microelectronics Corp. (Æ)	300	9
CACI International, Inc. Class A (Æ)	200	13
Catapult Communications Corp. (Æ)	100	1
Cerner Corp. (Æ)	100	7
Checkpoint Systems, Inc. (Æ)	100	2
Ciber, Inc. (Æ)	1,300	11
Cirrus Logic, Inc. (Æ)	600	3
Cohu, Inc.	100	2
Color Kinetics, Inc. (Æ)	200	2
CommScope, Inc. (Æ)	1,600	27
Computer Programs & Systems, Inc.	100	3
Comtech Telecommunications Corp. (Æ)	1,300	47
CSG Systems International, Inc. (Æ)	800	15
Dendrite International, Inc. (Æ)	200	3
Digital Insight Corp. (Æ)	2,200	48
Digital River, Inc. (Æ)	500	14
Ditech Communications Corp. (Æ)	300	2
DoubleClick, Inc. (Æ)	400	3
DSP Group, Inc. (Æ)	100	2
Earthlink, Inc. (Æ)	1,600	17
Echelon Corp. (Æ)	600	4
eCollege.com, Inc. (Æ)	1,500	15
Electronics for Imaging, Inc. (Æ)	200	4
Emulex Corp. (Æ)	2,000	38
Entegris, Inc. (Æ)	100	1
eResearch Technology, Inc. (Æ)	200	2
Exar Corp. (Æ)	100	1
Extreme Networks, Inc. (Æ)	100	-
F5 Networks, Inc. (Æ)	400	20
Factset Research Systems, Inc.	300	10
Filenet Corp. (Æ)	400	11
Forrester Research, Inc. (Æ)	400	7

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Binding Corp. (Æ)	1,800	37
Genesis Microchip, Inc. (Æ)	100	2
Harris Interactive, Inc. (Æ)	300	1
Hutchinson Technology, Inc. (Æ)	700	29
Imagistics International, Inc. (Æ)	400	11
Imation Corp.	100	4
Infospace, Inc. (Æ)	500	17
INTAC International, Inc. (Æ)	100	1
Integrated Device Technology, Inc. (Æ)	400	5
Intergraph Corp. (Æ)	1,600	50
Internet Security Systems, Inc. (Æ)	1,800	40
Intrado, Inc. (Æ)	200	3
Ipass, Inc. (Æ)	1,000	6
Itron, Inc. (Æ)	900	37
Ixia (Æ)	1,400	26
IXYS Corp. (Æ)	1,000	14
j2 Global Communications, Inc. (Æ)	400	14
JDA Software Group, Inc. (Æ)	300	4
Keane, Inc. (Æ)	800	11
Komag, Inc. (Æ)	200	6
Kronos, Inc. (Æ)	100	5
Kulicke & Soffa Industries, Inc. (Æ)	1,700	10
Littelfuse, Inc. (Æ)	400	12
Macrovision Corp. (Æ)	300	6
Magma Design Automation, Inc. (Æ)	200	2
Methode Electronics, Inc.	300	4
Metrologic Instruments, Inc. (Æ)	300	4
Micrel, Inc. (Æ)	1,800	21
Micros Systems, Inc. (Æ)	100	4
Microsemi Corp. (Æ)	1,000	21
MicroStrategy, Inc. Class A (Æ)	400	22
MKS Instruments, Inc. (Æ)	600	10
Monolithic System Technology, Inc. (Æ)	500	3
MPS Group, Inc. (Æ)	200	2
MRO Software, Inc. (Æ)	200	3
MTS Systems Corp.	300	10
Mykrolis Corp. (Æ)	300	4
NDCHealth Corp.	100	2
Netgear, Inc. (Æ)	100	2
NetIQ Corp. (Æ)	500	6
Nordson Corp.	200	6
North Pittsburgh Systems, Inc.	100	2
Omnivision Technologies, Inc. (Æ)	3,100	49
PalmOne, Inc. (Æ)	1,300	37
Paxar Corp. (Æ)	100	2
PDF Solutions, Inc. (Æ)	600	7
Pec Solutions, Inc. (Æ)	100	2
Per-Se Technologies, Inc. (Æ)	700	13
Photon Dynamics, Inc. (Æ)	100	2
Photronics, Inc. (Æ)	300	7
Pixelworks, Inc. (Æ)	1,200	10
Power Integrations, Inc. (Æ)	100	2

	Principal Amount ($) or Shares	Market Value $
Powerwave Technologies, Inc. (Æ)	200	2
Progress Software Corp. (Æ)	1,700	50
QAD, Inc.	700	5
Quest Software, Inc. (Æ)	700	9
RadiSys Corp. (Æ)	300	5
Redback Networks, Inc. (Æ)	200	1
RF Micro Devices, Inc. (Æ)	400	2
RSA Security, Inc. (Æ)	1,100	14
Seachange International, Inc. (Æ)	800	6
Secure Computing Corp. (Æ)	3,600	40
Serena Software, Inc. (Æ)	100	2
Sigmatel, Inc. (Æ)	500	11
Silicon Image, Inc. (Æ)	200	2
Sohu.com, Inc. (Æ)	1,100	21
SonicWALL, Inc. (Æ)	200	1
Spectralink Corp.	100	1
SS&C Technologies, Inc.	500	15
Staktek Holdings, Inc. (Æ)	7,800	21
Standard Microsystems Corp. (Æ)	300	5
Supertex, Inc. (Æ)	400	7
Synaptics, Inc. (Æ)	300	6
Syntel, Inc.	100	2
Talx Corp.	600	17
Tekelec (Æ)	300	4
Tessera Technologies, Inc. (Æ)	600	18
THQ, Inc. (Æ)	400	11
Titan Corp. (Æ)	200	4
Transaction Systems Architects, Inc. Class A (Æ)	600	14
TTM Technologies, Inc. (Æ)	100	1
Ulticom, Inc. (Æ)	600	6
United Online, Inc.	4,000	52
UNOVA, Inc. (Æ)	300	6
ValueClick, Inc. (Æ)	300	3
Varian Semiconductor Equipment Associates, Inc. (Æ)	200	8
Veeco Instruments, Inc. (Æ)	400	6
Viasat, Inc. (Æ)	300	6
Vishay Intertechnology, Inc. (Æ)	1,845	24
Vitesse Semiconductor Corp. (Æ)	900	2
WebEx Communications, Inc. (Æ)	200	5
webMethods, Inc. (Æ)	100	-
Websense, Inc. (Æ)	600	32
		1,578
Materials - 5.2%
Airgas, Inc.	200	5
AK Steel Holding Corp. (Æ)	400	3
Arch Chemicals, Inc.	200	5
Buckeye Technologies, Inc. (Æ)	1,000	8
Caraustar Industries, Inc. (Æ)	200	2

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Carpenter Technology Corp.	600	32
Century Aluminum Co. (Æ)	400	9
Cleveland-Cliffs, Inc.	500	29
Crown Holdings, Inc. (Æ)	2,400	36
Deltic Timber Corp.	100	4
FMC Corp. (Æ)	600	33
Georgia Gulf Corp.	400	13
Greif, Inc. Class A	700	51
HB Fuller Co.	1,500	49
Headwaters, Inc. (Æ)	200	7
Kronos Worldwide, Inc.	300	9
Lawson Products, Inc.	300	13
Longview Fibre Co.	900	18
MacDermid, Inc.	900	26
NewMarket Corp. (Æ)	300	4
NN, Inc. (Æ)	100	1
Octel Corp.	500	9
OM Group, Inc. (Æ)	700	18
PolyOne Corp. (Æ)	300	2
Potlatch Corp.	300	15
Quanex Corp.	600	31
RTI International Metals, Inc. (Æ)	100	3
Silgan Holdings, Inc.	700	40
Texas Industries, Inc.	300	14
USEC, Inc.	400	5
Valhi, Inc.	1,000	19
Wausau Paper Corp. (Æ)	100	1
WR Grace & Co. (Æ)	600	6
		520
Telecommunication Services - 1.3%
Centennial Communications Corp. (Æ)	3,300	43
Cincinnati Bell, Inc. (Æ)	1,800	7
Commonwealth Telephone Enterprises, Inc.	500	26
CT Communications, Inc.	100	1
Mastec, Inc. (Æ)	300	3
Premiere Global Services, Inc. (Æ)	1,800	20
Price Communications Corp. (Æ)	300	5
Shenandoah Telecom Co.	400	13
Talk America Holdings, Inc. (Æ)	700	6
USA Mobility, Inc. (Æ)	100	3
		127

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.9%
Avista Corp.	100	2
Central Vermont Public Service Corp.	100	2
CH Energy Group, Inc.	200	9
Cleco Corp.	1,900	40
El Paso Electric Co. (Æ)	900	18
Energen Corp.	500	32
Idacorp, Inc.	500	14
Laclede Group, Inc. (The)	100	3
Nicor, Inc.	100	4
Northwest Natural Gas Co.	100	4
Otter Tail Corp.	100	2
PNM Resources, Inc.	1,500	44
South Jersey Industries, Inc.	400	23
Southern Union Co. (Æ)	1,100	27
Southwest Gas Corp.	400	10
Transmontaigne, Inc. (Æ)	700	6
UIL Holdings Corp.	100	5
Unisource Energy Corp.	200	6
WGL Holdings, Inc.	1,200	39
		290
Total Common Stocks (cost $9,118)		9,332
Short-Term Investments - 3.1%
AIM Short-Term Investment Treasury Portfolio	153,640	154
Federated Investors Prime Cash Obligations Fund	154,215	154
Total Short-Term Investments (cost $308)		308
Total Investments - 97.3% (identified cost $9,426)		9,640
Other Assets and Liabilities, Net - 2.7%		264
Net Assets - 100.0%		9,904

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
Russell 1000 E-Mini Index expiration date 06/05 (5)	309	9
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		9

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.5%
Consumer Discretionary - 13.9%
American Eagle Outfitters, Inc.	1,692	48
American Greetings Corp. Class A	873	23
Circuit City Stores, Inc.	3,663	60
Darden Restaurants, Inc.	1,381	45
Hilton Hotels Corp.	648	16
Marriott International, Inc. Class A	1,268	85
Michaels Stores, Inc.	2,067	87
Reader's Digest Association, Inc. (The)	2,589	44
Viacom, Inc. Class B	661	23
		431
Consumer Staples - 4.7%
Bunge, Ltd.	809	50
Longs Drug Stores Corp.	1,220	50
Pilgrim's Pride Corp.	1,285	45
		145
Energy - 9.1%
Burlington Resources, Inc.	1,019	52
Exxon Mobil Corp.	1,858	105
Occidental Petroleum Corp.	398	29
Sunoco, Inc.	461	47
Tesoro Corp.	1,125	49
		282
Financials - 16.1%
Bank of America Corp.	2,712	126
Capital One Financial Corp.	696	52
Chubb Corp.	958	81
Citigroup, Inc.	369	17
Comerica, Inc.	530	30
Countrywide Financial Corp.	1,418	53
Genworth Financial, Inc. Class A	1,406	41
Metlife, Inc.	1,096	49
Providian Financial Corp. (Æ)	2,739	49
		498
Health Care - 10.7%
Community Health Systems, Inc. (Æ)	806	29
Express Scripts, Inc. (Æ)	644	60
HCA, Inc.	698	38
Johnson & Johnson	215	14
Kos Pharmaceuticals, Inc. (Æ)	1,390	80
Merck & Co., Inc.	2,793	91
Pfizer, Inc.	620	17
		329

	Principal Amount ($) or Shares	Market Value $
Industrials - 11.6%
Burlington Northern Santa Fe Corp.	1,002	49
Cendant Corp.	2,728	58
CNF, Inc.	1,049	47
General Electric Co.	1,478	54
Lockheed Martin Corp.	1,276	83
Norfolk Southern Corp.	1,537	49
Yellow Roadway Corp. (Æ)	323	17
		357
Information Technology - 18.4%
Alliance Data Systems Corp. (Æ)	836	32
Emulex Corp. (Æ)	4,192	79
Fiserv, Inc. (Æ)	1,780	77
Intel Corp.	764	21
Intuit, Inc. (Æ)	398	17
McAfee, Inc. (Æ)	3,107	89
Microchip Technology, Inc.	1,655	49
Microsoft Corp.	871	22
Motorola, Inc.	3,462	60
Parametric Technology Corp. (Æ)	4,643	28
Symantec Corp. (Æ)	4,304	96
		570
Materials - 5.8%
Phelps Dodge Corp.	544	48
Texas Industries, Inc.	988	45
United States Steel Corp.	1,110	44
Westlake Chemical Corp.	1,717	41
		178
Telecommunication Services - 2.6%
CenturyTel, Inc.	1,515	50
Sprint Corp.	1,284	30
		80
Utilities - 1.6%
TXU Corp.	622	50

Total Common Stocks
(cost $2,797)    2,920

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued - May 31, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.6%
Federated Investors Prime Cash Obligations Fund	203,485	203
Total Short-Term Investments (cost $203)		203
Total Investments - 101.1% (identified cost $3,000)		3,123
Other Assets and Liabilities, Net - (1.1%)		(35)
Net Assets - 100.0%		3,088

Securities Sold Short	Principal Amount ($) or Shares	Market Value $
Alamosa Holdings, Inc. (Æ)	1,766	22
Alliance Capital Management Holding, LP	499	23
Amazon.com, Inc. (Æ)	581	21
Andrx Corp. (Æ)	1,826	36
AnnTaylor Stores Corp. (Æ)	1,396	36
Arch Coal, Inc.	453	22
Assured Guaranty, Ltd.	1,902	38
Briggs & Stratton Corp.	1,086	37
Columbia Sportswear Co. (Æ)	852	39
Convergys Corp. (Æ)	2,813	38
Dick's Sporting Goods, Inc. (Æ)	1,133	41
Florida East Coast Industries	526	22
Fluor Corp.	366	21
International Rectifier Corp. (Æ)	511	24
Jack Henry & Associates, Inc.	2,092	37
Knight Transportation, Inc. (Æ)	975	24
Liberty Media International, Inc. Class A (Æ)	478	20
Lowe's Cos., Inc.	495	28
Micron Technology, Inc. (Æ)	2,104	23
National Instruments Corp.	1,364	32
NRG Energy, Inc. (Æ)	648	23
Outback Steakhouse, Inc.	873	39
Pier 1 Imports, Inc.	2,408	41
Quicksilver Resources, Inc. (Æ)	399	21
RadioShack Corp.	769	19
Reliant Energy, Inc. (Æ)	2,039	25
SLM Corp.	344	17
Southwest Airlines Co.	750	11
Spinnaker Exploration Co. (Æ)	705	22
Tractor Supply Co. (Æ)	903	40
Unisys Corp. (Æ)	5,477	40
US Cellular Corp. (Æ)	477	22
Wynn Resorts, Ltd. (Æ)	792	36
Total Securities Sold Short (Proceeds $906)		940

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA

Equity Funds

Notes to Schedules of Investments - May 31, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(Ω)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Reports - May 31, 2005 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 28 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2005. This Quarterly Report reports on 11 Funds, the SSgA Disciplined Equity Fund, Small Cap Fund, Core Opportunities Fund, Tuckerman Active REIT Fund, Special Equity Fund, Aggressive Equity Fund, IAM SHARES Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Enhanced Small Cap Fund and the Directional Core Equity Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Notes to Quarterly Reports

SSgA
Equity Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

Federal Income Taxes

As of May 31, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Special Equity	Aggressive Equity
Cost of Investments for Tax Purposes	$230,388,368	$840,905,199	$133,645,726	$96,288,989	$5,392,303	$58,846,404
Gross Tax Unrealized Appreciation	35,487,253	118,946,614	18,242,884	49,254,523	1,891,479	6,874,736
Gross Tax Unrealized Depreciation	(14,906,827)	(37,381,223)	(2,374,959)	(42,114)	(325,193)	(1,423,834)
Net Tax Unrealized Appreciation (Depreciation)	$20,580,426	$81,565,391	$15,867,925	$49,212,409	$1,566,286	$5,450,902
	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$185,808,969	$18,925,543	$14,674,763	$9,426,053	$3,000,205
Gross Tax Unrealized Appreciation	28,266,624	1,628,470	1,957,292	593,841	195,786
Gross Tax Unrealized Depreciation	(26,224,349)	(797,277)	(314,381)	(380,326)	(72,654)
Net Tax Unrealized Appreciation (Depreciation)	$2,042,275	$831,193	$1,642,911	$213,515	$123,132

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in two ways: hedging, and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2005, the SSgA Enhanced Small Cap Fund held a cash collateral balance in connection with futures contracts purchased (sold) in the amount of $13,500.

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Notes to Quarterly Reports

SSgA
Equity Funds

Notes to Quarterly Reports, continued - May 31, 2005 (Unaudited)

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

	Value of Securities on Loan	Value of Cash Collateral		Value of Securities on Loan	Value of Cash Collateral
Disciplined Equity	$9,048,918	$9,339,719	Special Equity	$998,451	$1,028,795
Small Cap	184,555,366	188,593,140	Aggressive Equity	4,982,277	5,102,425
Core Opportunities	1,983,450	2,019,325	IAM SHARES	5,853,684	6,021,880
Tuckerman Active REIT	4,295,585	4,345,911

4. Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of May 31, 2005, $2,775,053 of the Prime Money Market Fund's net assets represents investments by these Funds, and $20,770,468 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Reports

SSgA
Equity Funds

Shareholder Requests for Additional Information - May 31, 2005 (Unaudited)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Shareholder Requests for Additional Information

DEQR-5/05

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
Principal Executive Officer and Chief Executive Officer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
Principal Executive Officer and Chief Executive Officer

Date:	July 22, 2005

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	July 22, 2005